              As filed with the Securities and Exchange Commission
                                on July 9, 1999

                                                     1933 Act File No. 333-71469
                                                     1940 Act File No. 811-07384

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           --------------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / /
                       PRE-EFFECTIVE AMENDMENT NO. ___                       / /
                     POST-EFFECTIVE AMENDMENT NO.  3                         /X/
                                                  ---

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /X/
                                AMENDMENT NO. 21

                          ----------------------------

                     NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
             (Exact name of registrant as specified in its charter)

                           --------------------------
                          600 WEST BROADWAY, 30TH FLOOR
                           SAN DIEGO, CALIFORNIA 92101
          (Address, including zip code, of Principal Executive Offices)

                           ---------------------------

                               E. BLAKE MOORE, JR.
                    C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                          600 WEST BROADWAY, 30TH FLOOR
                           SAN DIEGO, CALIFORNIA 92101
                     (name and address of agent for service)

                                    COPY TO:

                                CHARLES H. FIELD
                      NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                          600 WEST BROADWAY, SUITE 2900
                           SAN DIEGO, CALIFORNIA 92101

    /X/  immediately upon filing pursuant to paragraph (b)
    / /  on _________ pursuant to paragraph (b)
    / /  60 days after filing pursuant to paragraph (a)(i)
    / /  on _________ pursuant to paragraph (a)(i)
    / / 75 days after filing pursuant to paragraph (a)(ii) on September 1, 1999 / / on _________ pursuant to paragraph (a)(ii), of Rule 485
    / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment



                     --------------------------------------

       [NICHOLAS APPLEGATE LOGO]

                         INSTITUTIONAL FUNDS PROSPECTUS
                              INSTITUTIONAL SHARES
------------------------------------
 GLOBAL FUNDS

 Worldwide Growth
 Global Blue Chip
 Global Growth & Income
 Global Technology
 International Core Growth
 International Small Cap Growth
 Emerging Countries
 Pacific Rim
 Latin America

 US FUNDS
 Large Cap Growth
 Mid Cap Growth
 Small Cap Growth
 Mini Cap Growth
 Value
 Convertible
 FIXED INCOME FUNDS
 Short Intermediate
 High Quality Bond
 High Yield Bond

 AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.


                                  JULY 9, 1999

---------------------------------------

   TABLE OF CONTENTS
--------------------------------------------------------------------------------
A FUND BY FUND LOOK AT GOALS,
STRATEGIES, RISKS AND HISTORICAL
PERFORMANCE.

                             GLOBAL FUNDS
                              Worldwide Growth                                 1
                              Global Blue Chip                                 3
                              Global Growth & Income                           5
                              Global Technology                                7
                              International Core Growth                        9
                              International Small Cap Growth                  11
                              Emerging Countries                              13
                              Pacific Rim                                     15
                              Latin America                                   17



                             US FUNDS
                              Large Cap Growth                                19
                              Mid Cap Growth                                  21
                              Small Cap Growth                                23
                              Mini Cap Growth                                 25
                              Value                                           27
                              Convertible                                     29



                             FIXED INCOME FUNDS
                              Short Intermediate                              31
                              High Quality Bond                               33
                              High Yield Bond                                 35

--------------------------------------------------------------------------------
POLICIES AND INSTRUCTIONS FOR
OPENING, MAINTAINING AND
CLOSING AN ACCOUNT IN ANY
FUND.


                             SIMPLIFIED ACCOUNT INFORMATION
                              Opening an Account                              37
                              Buying Shares                                   37
                              Exchanging Shares                               37
                              Selling Shares                                  38
                              Signature Guarantees                            38
                             YOUR ACCOUNT
                              Transaction Policies                            39
                              Features and Account Policies                   39

--------------------------------------------------------------------------------
FURTHER INFORMATION THAT APPLIES
TO THE FUNDS AS A GROUP.


                             ORGANIZATION AND MANAGEMENT
                              Investment Adviser                              41
                              Investment Adviser Compensation                 41
                              Expense Waivers                                 41
                              Multi Class Structure                           41
                              Shareholder Services                            41
                              Portfolio Trades                                41
                              Portfolio Turnover                              42
                              Portfolio Management                            42

--------------------------------------------------------------------------------


                             PRINCIPAL STRATEGIES, RISKS AND OTHER
                             INFORMATION                                      46



                             FINANCIAL HIGHLIGHTS                             52



                             PRIOR PERFORMANCE OF CERTAIN FUNDS               56


                             FOR MORE INFORMATION                     Back Cover

   WORLDWIDE GROWTH FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests in companies located throughout the world including the United States.


The Investment Adviser focuses on a "bottom-up" analysis on the financial conditions and competitiveness of individual companies worldwide. In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.



The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.



The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate of 300% or more.


[GRAPHIC]PRINCIPAL INVESTMENTS


The Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which may be the United States. When in the opinion of the Investment Adviser, greater investment opportunities exist the Fund may also invest in countries with emerging securities markets. The Fund normally invests at least 75% of its assets in equity securities.


[GRAPHIC]PRIMARY RISKS


Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:



/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.



/ / FOREIGN SECURITIES RISKS--The prices of foreign securities may be further affected by other factors, including:



   CURRENCY EXCHANGE RATES--The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.



   POLITICAL AND ECONOMIC CONDITIONS--The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.



   REGULATIONS--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.



   MARKETS--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.



   EMERGING SECURITIES MARKETS--To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments and less established markets.



/ / SMALLER ISSUERS--Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.



/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.



/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate is likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's performance.



See "Principal Strategies, Risks and Other Information" starting on page 45.

2

   WORLDWIDE GROWTH FUND

[GRAPHIC]PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
94                                                                      2.99%
95                                                                     15.35%
96                                                                     18.51%
97                                                                     17.93%
98                                                                     37.98%
BEST QUARTER:                                                          Q4 '98     +28.34%
WORST QUARTER:                                                         Q3 '98     -13.27%


              AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/99
                          1 YEAR         5 YEARS      SINCE INCEPTION
                                                         (4/19/93)
----------------------------------------------------------------------
FUND                         34.28%         19.75%           20.00%
MSCI WORLD INDEX             12.65          16.41            16.41

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/99 WAS 24.53%.

INDEX: MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX IS AN
UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK. IT CONSISTS OF MORE THAN
1,400 SECURITIES LISTED ON EXCHANGES IN THE U.S., EUROPE, CANADA,
AUSTRALIA, NEW ZEALAND, AND THE FAR EAST. THE INDEX IS UNMANAGED.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.


[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        1.00%
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.52%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.52%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.17%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.35%

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2000, the
Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The
Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 41.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


    Year 1      Year 3      Year 5     Year 10
     $137        $464        $813       $1,614

   GLOBAL BLUE CHIP FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, it invests globally in blue chip companies with large stock market capitalizations. Generally, these companies have an established history of earnings, easy access to credit, good industry position, and a reputation as a global leader in their industry.


In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.



The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.



The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate of 300% or more.


[GRAPHIC]PRINCIPAL INVESTMENTS

The Fund normally invests at least 65% of its total assets in blue chip companies located in at least three different countries, one of which may be the United States. The Fund normally invests 75% of its assets in equity securities. When in the opinion of the Investment Adviser, greater investment opportunities exist, the Fund may also invest in companies located in countries with emerging securities markets.


[GRAPHIC]PRIMARY RISKS



Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:



/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.



/ / FOREIGN SECURITIES RISKS--The prices of foreign securities may be further affected by other factors, including:



   CURRENCY EXCHANGE RATES--The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.



   POLITICAL AND ECONOMIC CONDITIONS--The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.



   REGULATIONS--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.



   MARKETS--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.



   EMERGING SECURITIES MARKETS--To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments and less established markets.



/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.



/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate is likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's performance.



See "Principal Strategies, Risks and Other Information" starting on page 45.

4

   GLOBAL BLUE CHIP FUND

[GRAPHIC]PAST PERFORMANCE

The two tables below provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

98                                                                     46.18%
BEST QUARTER:                                                          Q4 '98     +25.89%
WORST QUARTER:                                                         Q3 '98     -11.97%


              AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/99
                                        1 YEAR      SINCE INCEPTION
                                                       (9/30/97)
---------------------------------------------------------------------
FUND                                       39.55            39.86
MSCI WORLD INDEX                           12.65            16.41

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/99 WAS 28.34%.

INDEX: THE MSCI WORLD INDEX CONSISTS OF MORE THAN 1,400 SECURITIES
LISTED ON EXCHANGES IN THE U.S., EUROPE, CANADA, AUSTRALIA, NEW
ZEALAND, AND THE FAR EAST. THE INDEX IS UNMANAGED.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.


[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        0.80%
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       2.34%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 3.14%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (1.81%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.33%

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2000, the
Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The
Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 41.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


    Year 1      Year 3      Year 5     Year 10
     $135        $798       $1,487      $3,322

   GLOBAL GROWTH & INCOME FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY
The Fund seeks maximum long-term capital appreciation and current income. In pursuing this goal, the Fund invests in the stocks and bonds of companies located throughout the world.

The Fund's Investment Adviser actively manages a blended portfolio of U.S. and foreign equity and fixed income securities. It spreads the Fund's investments among countries. Normally at least 65% of its total assets are invested in at least three countries, one of which may be the U.S.

In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.


The Investment Adviser actively manages the fixed income portion to take advantage of current interest rate and bond market trends. When evaluating any bond, the Investment Adviser selects bonds based upon a "top down" analysis of economic trends. Its investment philosophy emphasizes interest rate decisions and shifts among sectors of the bond market. It also analyzes credit quality, the yield to maturity of the security, and the effect the security will have on the average yield to maturity of the Fund's bond portfolio. The Investment Adviser seeks to add value by positioning portfolio securities among various market sectors and maturities along the yield curve.



The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.



The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate of 300% or more.


[GRAPHIC]PRINCIPAL INVESTMENTS

The Fund normally invests at least 60% of its assets in equity securities. The Fund will invest the remainder in debt securities of any maturity issued by foreign companies, foreign governments and their agencies and instrumentalities.



When in the opinion of the Investment Adviser, greater investment opportunities exist, the Fund may also invest in companies located in countries with emerging securities markets.


[GRAPHIC]PRIMARY RISKS
Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

/ / FOREIGN SECURITIES RISKS--The prices of foreign securities may be further affected by other factors, including:

   CURRENCY EXCHANGE RATES--The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

   POLITICAL AND ECONOMIC CONDITIONS--The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

   REGULATIONS--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

   MARKETS--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.


   EMERGING SECURITIES MARKETS--To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments and less established markets.



/ / FIXED INCOME SECURITIES--The value of bonds changes as interest rates fluctuate: if rates rise, the prices of bonds fall; if rates fall, their prices rise.

6

   GLOBAL GROWTH & INCOME FUND


/ / ISSUER-SPECIFIC RISKS--The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.



/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.


/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate is likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's performance.


See "Principal Strategies," Risks and Other Information starting on page 45.


[GRAPHIC]PAST PERFORMANCE
The two tables below provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

98                                                                     14.13%
BEST QUARTER:                                                          Q3 '97     +27.28%
WORST QUARTER:                                                         Q3 '98     -12.35%


              AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/99
                                                    SINCE INCEPTION
                                        1 YEAR         (6/30/97)
---------------------------------------------------------------------
FUND                                       13.13            28.04
MSCI WORLD INDEX                           12.65            15.76

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/99 WAS 14.97%.

INDEX: THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX IS
AN UNMANAGED TOTAL-RETURN PERFORMANCE BENCHMARK. IT CONSISTS OF MORE
THAN 1,400 SECURITIES LISTED ON EXCHANGES IN THE U.S., EUROPE,
CANADA, AUSTRALIA, NEW ZEALAND, AND THE FAR EAST. THE INDEX IS
UNMANAGED.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.


[GRAPHIC]INVESTOR FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        0.85%
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       3.52%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 4.37%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (2.96%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.41%

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2000, the
Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The
Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 41.


EXAMPLE:
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


    Year 1      Year 3      Year 5     Year 10
     $144       $1,055      $1,977      $4,335

   GLOBAL TECHNOLOGY FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY


The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in the equity securities of U.S. and foreign companies with business operations in technology and technology-related industries. These companies may include, for example, companies that develop, produce and distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors.



In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.



The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.



The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate of 300% or more.


[GRAPHIC]PRINCIPAL INVESTMENTS


The Fund normally invests at least 75% of its assets in technology related equity securities. Normally, at least 65% of its assets will be invested in companies located in at least three different countries, one of which may be the United States. When in the opinion of the Investment Adviser greater investment opportunities exist the Fund may also invest in companies located in countries with emerging securities markets.



[GRAPHIC]PRIMARY RISKS



Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:



/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.



/ / SECTOR RISK--Is the possibility that the technology sector may perform differently than other sectors or as the market as a whole. The Fund's performance will be more susceptible to any economic, business or other developments which generally affect the technology sector.



/ / SMALLER ISSUERS--Investments in small-capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trades less frequently than those of larger companies.



/ / FOREIGN SECURITIES RISKS--The prices of foreign securities may be further affected by other factors, including:



   CURRENCY EXCHANGE RATES--The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.



   POLITICAL AND ECONOMIC CONDITIONS--The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.



   REGULATIONS--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.



   MARKETS--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.



   EMERGING SECURITIES MARKETS--To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments and less established markets.

8

   GLOBAL TECHNOLOGY FUND


/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.



/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate is likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's performance.



For further explanation, see "Principal Strategies, Risks and Other Information" starting on page 45.


[GRAPHIC]PAST PERFORMANCE

The Global Technology Fund is a new Fund for which there is no past performance.

[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        1.00%
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       3.12%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 4.12%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (2.69%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.43%

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2000, the
Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The
Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 41.



EXAMPLE:


THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


    Year 1      Year 3      Year 5     Year 10
     $145       $1,006      $1,883      $4,141

   INTERNATIONAL CORE GROWTH FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in larger capitalized companies located in over 50 countries worldwide. Generally, this means companies whose stock market capitalizations are in the top 75% of publicly traded companies (generally with market capitalizations between $1.6 billion and $10.7 billion).


In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.



The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.



The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate of 200% or more.


[GRAPHIC]PRINCIPAL INVESTMENTS

The Fund normally invests at least 75% of its assets in equity securities. In addition, the Fund spreads its investments among countries, with at least 65% of its assets invested in companies located in at least three foreign countries. When in the opinion of the Investment Adviser greater investment opportunities exist the Fund may also invest in companies located in countries with emerging securities markets. The Fund may invest at least 35% of its assets in U.S. companies.


[GRAPHIC]PRIMARY RISKS



Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:



/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.



/ / FOREIGN SECURITIES RISKS--The prices of foreign securities may be further affected by other factors, including:



   CURRENCY EXCHANGE RATES--The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.



   POLITICAL AND ECONOMIC CONDITIONS--The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.



   REGULATIONS--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.



   MARKETS--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.



   EMERGING SECURITIES MARKETS--To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments and less established markets.



/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.



/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate is likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's performance.



See "Principal Strategies, Risks and Other Information" starting on page 45.

10

   INTERNATIONAL CORE GROWTH FUND

[GRAPHIC]PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
97                                                                     30.63%
98                                                                     21.54%
BEST QUARTER:                                                          Q1 '98     +17.34%
WORST QUARTER:                                                         Q3 '98     -14.76%


              AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/99
                                        1 YEAR      SINCE INCEPTION
                                                       (12/27/96)
---------------------------------------------------------------------
FUND                                        6.43            24.74
MSCI EAFE                                   6.04             9.81

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/99 WAS 10.47%.

INDEX: MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA, FAR
EAST INDEX (MSCI EAFE) IS AN UNMANAGED TOTAL-RETURN PERFORMANCE
BENCHMARK. IT IS A CAPITALIZATION-WEIGHTED INDEX REPRESENTATIVE OF
THE STOCK MARKET STRUCTURE OF EUROPE AND THE PACIFIC BASIN. THE INDEX
IS UNMANAGED.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.


[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        1.00%
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.64%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.64%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.24%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.40%

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2000, the
Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The
Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 41.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


    Year 1      Year 3      Year 5     Year 10
     $143        $494        $827       $1,726

   INTERNATIONAL SMALL CAP GROWTH FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in smaller-capitalized companies (those with capitalization generally below $1.5 billion) located in over 50 countries worldwide. Generally, this means companies worldwide whose stock market capitalizations are in the bottom 25 percent of publicly traded companies as measured by stock market capitalizations in each country.


In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.



The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.



The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate of 200% or more.


[GRAPHIC]PRINCIPAL INVESTMENTS

The Fund normally invests 75% of its assets in equity securities. Under normal conditions, the Fund invests at least 65% of its total assets in small-cap securities of issuers located in at least three countries outside the United States. When in the opinion of the Investment Adviser greater investment opportunities exist the Fund may also invest in companies located in countries with emerging securities markets. The Fund may invest up to 35% of its total assets in U.S. issuers.


[GRAPHIC]PRIMARY RISKS



Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:



/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.



/ / SMALLER ISSUERS--Investments in small-capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trades less frequently than those of larger companies.



/ / FOREIGN SECURITIES RISKS--The prices of foreign securities may be further affected by other factors, including:



   CURRENCY EXCHANGE RATES--The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.



   POLITICAL AND ECONOMIC CONDITIONS--The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.



   REGULATIONS--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.



   MARKETS--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.



   EMERGING SECURITIES MARKETS--To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments and less established markets.



/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.



/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate is likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's performance.



See "Principal Strategies, Risks and Other Information" starting on page 45.

12

   INTERNATIONAL SMALL CAP GROWTH FUND

[GRAPHIC]PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
94                                                                      8.61%
95                                                                      6.00%
96                                                                     18.27%
97                                                                     14.09%
98                                                                     36.34%
BEST QUARTER:                                                          Q1 '98     +25.17%
WORST QUARTER:                                                         Q3 '98     -15.22%


              AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/99
                           1 YEAR        5 YEARS      SINCE INCEPTION
                                                         (1/3/94)
----------------------------------------------------------------------
FUND                          17.97         16.35            10.11
SALOMON EPAC/
  EMI                         -1.81          3.91             2.44

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/99 WAS 22.51%.

INDEX: SOLOMON EPAC EMI IS AN UNMANAGED TOTAL-RETURN PERFORMANCE
BENCHMARK. THE INDEX THAT INCLUDES SHARES OF ABOUT 2,821 COMPANIES IN
22 COUNTRIES EXCLUDING CANADA AND THE U.S. COMPANIES WITHIN THE INDEX
ARE SMALLER CAPITALIZATION COMPANIES DEFINED AS THE BOTTOM 20% OF THE
UNIVERSE.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.


[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        1.00%
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.55%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.55%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.15%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.40%

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2000, the
Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The
Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 41.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


    Year 1      Year 3      Year 5     Year 10
     $143        $475        $830       $1,833

   EMERGING COUNTRIES FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in stocks of companies located in countries with emerging securities markets--that is, countries with securities markets which are, in the opinion of the Investment Adviser, less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation. These are markets which have yet to reach a level of maturity associated with developed foreign stock markets, especially in terms of participation by investors.

The Investment Adviser seeks companies in the early stages of development, believed to be undergoing a basic change in operations. The Investment Adviser currently selects portfolio securities from an investment universe of approximately 6,000 foreign companies in over 35 emerging markets.


In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.



The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective. The Fund may also lend portfolio securities on a short-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate of 200% or more.


[GRAPHIC]PRINCIPAL INVESTMENTS


The Fund normally invests at least 75% of its assets in equity securities. In addition, the Fund spreads its investment among countries. Normally, at least 65% of its assets will be invested in companies located in at least three foreign countries with emerging securities markets. The Fund may invest at least 35% of its assets in U.S. companies.


[GRAPHIC]PRIMARY RISKS


Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:



/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.



/ / SMALLER ISSUERS--Investments in small-capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trades less frequently than those of larger companies.



/ / FOREIGN SECURITIES RISKS--The prices of foreign securities may be further affected by other factors, including:



   CURRENCY EXCHANGE RATES--The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.



   POLITICAL AND ECONOMIC CONDITIONS--The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.



   REGULATIONS--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.



   MARKETS--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.



   EMERGING SECURITIES MARKETS--Foreign securities risks are magnified in countries with emerging securities markets since these countries may have unstable governments and less established markets. These markets tend to be less liquid and more volatile, and offer less regulatory protection for investors. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenue from particular commodities, international aid or other assistance.



/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

14

   EMERGING COUNTRIES FUND


/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate is likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's performance.



See "Principal Strategies, Risks and Other Information" starting on page 45.


[GRAPHIC]PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
95                                                                      6.96%
96                                                                     28.08%
97                                                                     10.12%
98                                                                    -21.22%
BEST QUARTER:                                                          Q2 '97     +15.12%
WORST QUARTER:                                                         Q3 '98     -25.93%


              AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/99
                                                    SINCE INCEPTION
                                        1 YEAR         (11/28/94)
---------------------------------------------------------------------
FUND                                      -21.22             4.54
MSCI EMF FREE                             -20.95            -7.91

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/99 WAS 34.48%.

INDEX: THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE
INDEX (MSCI EMF) IS COMPOSED OF COMPANIES REPRESENTATIVE OF THE
MARKET STRUCTURE OF 22 EMERGING MARKET COUNTRIES IN EUROPE, LATIN
AMERICA, AND THE PACIFIC BASIN. THE INDEX EXCLUDES CLOSED MARKETS AND
THOSE SHARES IN OTHERWISE FREE MARKETS WHICH ARE NOT PURCHASABLE BY
FOREIGNERS. THE INDEX IS UNMANAGED.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.


[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        1.25%
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.72%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.97%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.30%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.67%

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2000, the
Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The
Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 41.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


    Year 1      Year 3      Year 5     Year 10
     $170        $589       $1,035      $2,272

   PACIFIC RIM FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY
The Fund seeks long-term growth of capital. In pursuing this goal, the Fund invests primarily in the stocks of companies located within the Pacific Rim. The Investment Adviser considers the following Pacific Rim countries: Australia, China, Japan, India, Indonesia, South Korea, Malaysia, New Zealand, the Phillippines, Singapore and Taiwan.


In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.



The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.



The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate of 300% or more.


[GRAPHIC]PRINCIPAL INVESTMENTS
Normally, the Fund invests at least 65% of its total assets in equity securities of companies that satisfy at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for a class of their securities is in a Pacific Rim country.


The Fund intends to invest in securities of issuers located in at least three Pacific Rim countries. Although the Fund intends to allocate its investments among at least three countries, the Fund may emphasize the securities of issuers located in any one country in the Pacific Rim where the investment adviser believes there is potential for above average capital appreciation.


[GRAPHIC]PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:



/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.



/ / SMALLER ISSUERS--Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.



/ / FOREIGN SECURITIES RISKS--The prices of foreign securities may be further affected by other factors, including:



   CURRENCY EXCHANGE RATES--The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.



   POLITICAL AND ECONOMIC CONDITIONS--The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.



   REGULATIONS--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.



   MARKETS--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.



   EMERGING SECURITIES MARKETS--To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments and less established markets. These markets tend to be less liquid and more volatile, and offer less regulatory protection for investors. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenue from particular commodities, international aid or other assistance.



   REGION SPECIFIC RISKS--The Fund's performance is expected to be closely tied to economic and political conditions in Asia and the Pacific Rim. A number of countries through out the region are currently experiencing economic difficulties and significant declines in values in their financial markets. The unsettled conditions of several Asian

16

   PACIFIC RIM FUND

   and Pacific Rim financial markets has also affected emerging markets in other countries and regions. These conditions could continue to deteriorate further in the future.



/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.



/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate is likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's performance.



See "Principal Strategies, Risks and Other Information" starting on page 45.

[GRAPHIC]PAST PERFORMANCE

The two tables below provide some indication of the risks of investing in the Fund by showing how the Fund's 1 year average annual return compares with that of a broad measure of market performance.


Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

98                                                                     -6.56%
BEST QUARTER:                                                          Q4 '98     +21.54%
WORST QUARTER:                                                         Q2 '98     -23.54%


              AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/99
                                                    SINCE INCEPTION
                                        1 YEAR         (12/31/97)
---------------------------------------------------------------------
FUND                                     -2.69           -1.16
MSCI PACIFIC                             8.18            10.11

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/99 WAS 52.05%.

INDEX: THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) PACIFIC INDEX
(MSCI PACIFIC) IS COMPOSED OF COMPANIES REPRESENTATIVE OF THE MARKET
STRUCTURE OF 6 DEVELOPED MARKET COUNTRIES IN THE PACIFIC BASIN,
INCLUDING, AUSTRALIA, HONG KONG, JAPAN, MALAYSIA, NEW ZEALAND, AND
SINGAPORE. THE INDEX IS CALCULATED WITHOUT DIVIDENDS OR WITH GROSS
DIVIDENDS REINVESTED IN BOTH U.S DOLLARS AND LOCAL CURRENCY. THE
INDEX IS UNMANAGED.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.


[GRAPHIC]INVESTOR FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        1.00%
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                      13.68%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                14.68%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (13.11%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.57%

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2000, the
Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The
Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 41.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:



    Year 1      Year 3      Year 5     Year 10
     $159       $2,909      $5,153      $9,116

   LATIN AMERICA FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY
The Fund seeks long-term growth of capital. In pursuing this goal, the Fund invests in the securities of companies located in the Latin American countries of South America, Central America and Mexico.


In analyzing specific companies throughout Latin America for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.



The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate of 200% or more.


[GRAPHIC]PRINCIPAL INVESTMENTS

Normally, the Fund invests at least 65% of its total assets in equity securities of issuers that satisfy at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services performed in one or more Latin American countries, (ii) they are organized under the laws of a Latin American country; (iii) they maintain 50% or more of their assets in one or more Latin American countries, or (iv) the principal trading market for a class of their securities is in a Latin American country.


[GRAPHIC]PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:



/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.



/ / SMALLER ISSUERS--Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trades less frequently than those of larger companies.



/ / FOREIGN SECURITIES RISKS--The prices of foreign securities may be further affected by other factors, including:



   CURRENCY EXCHANGE RATES--The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.



   POLITICAL AND ECONOMIC CONDITIONS--The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.



   REGULATIONS--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.



   MARKETS--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.



   EMERGING SECURITIES MARKETS--The foreign securities risks are magnified in countries with emerging securities markets since these countries may have unstable governments and less established markets. These markets tend to be less liquid and more volatile, and offer less regulatory protection for investors. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenue from particular commodities, international aid or other assistance.



   REGION SPECIFIC RISKS--The Fund's performance is expected to be closely tied to economic and political conditions in Latin America. A number of Latin American countries are currently experiencing economic difficulties and significant declines in values in their financial markets. The unsettled conditions of several Latin American financial markets has also affected emerging markets in other countries and regions. These conditions could continue to deteriorate further in the future.



/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

18

   LATIN AMERICA FUND


/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate is likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's performance.



See "Principal Strategies, Risks and Other Information" starting on page 45.


[GRAPHIC]PAST PERFORMANCE


The following tables provide some indication of the risks of investing in the Fund by showing how the Fund's average annual return compares with that of a broad measure of market performance.


Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

98                                                                    -28.46%
BEST QUARTER:                                                          Q1 '99     +22.46%
WORST QUARTER:                                                         Q3 '98     -27.70%


              AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/99
                                        1 YEAR      SINCE INCEPTION
                                                       (11/28/97)
---------------------------------------------------------------------
FUND                                      -15.78             -4.48
MSCI LATIN
  AMERICA                                 -26.92            -16.93

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/99 WAS 38.35%.

INDEX: THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) LATIN AMERICA
INDEX IS COMPOSED OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE
OF 7 EMERGING MARKET COUNTRIES IN LATIN AMERICA, INCLUDING ARGENTINA,
CHILE, COLUMBIA, BRAZIL, MEXICO FREE, PERU AND VENEZUELA. THE INDEX
IS UNMANAGED.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.


[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        1.25%
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                      13.36%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                14.61%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (12.97%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.64%

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2000, the
Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The
Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 41.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


    Year 1      Year 3      Year 5     Year 10
     $167       $2,904      $5,139      $9,100

   LARGE CAP GROWTH FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks long-term capital appreciation. In pursuing this goal, the Fund invests primarily in stocks from a universe of large U.S. companies.


The Fund emphasizes equity securities of U.S. companies with market capitalizations generally above $3 billion and companies whose earnings and stock prices are expected to grow faster than the Russell 1000 Growth Index ("the Russell 1000"). ("large cap securities").



In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.



The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate of 200% or more.


[GRAPHIC]PRINCIPAL INVESTMENTS


Normally, the Fund invests at least 65% of its total assets in equity securities. Generally, those companies are those with market capitalizations corresponding to the upper 90% of the Russell 1000 Growth Index at time of purchase. In the Investment Adviser's opinion, the bottom 10% of the Index includes companies with capitalizations of less than $3.9 billion. Capitalization of companies in the Index will change with market conditions.


[GRAPHIC]PRIMARY RISKS


Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:



/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.



/ / ISSUER-SPECIFIC RISKS--The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.



/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.



/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate is likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's performance.



For further explanation, see "Principal Strategies, Risks and Other Information" starting on page 45.


[GRAPHIC]PAST PERFORMANCE


The following tables show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

20

   LARGE CAP GROWTH FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
97                                                                     46.07%
98                                                                     60.80%
BEST QUARTER:                                                          Q4 '98     +38.23%
WORST QUARTER:                                                         Q3 '98      -8.31%


                AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/99
                                                        SINCE INCEPTION
                                            1 YEAR         (12/27/96)
-------------------------------------------------------------------------
FUND                                           64.28            57.55
RUSSELL 1000 GROWTH                            28.12            32.73

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/99 WAS 32.66%.

INDEX: THE RUSSELL 1000 GROWTH IS AN UNMANAGED INDEX CONTAINING THOSE
COMPANIES AMONG THE RUSSELL 1000 INDEX WITH HIGHER THAN AVERAGE
PRICE-TO-BOOK RATIOS AND FORECASTED GROWTH. THE RUSSELL 1000 INDEX
CONTAINS THE TOP 1,000 SECURITIES OF THE RUSSELL 3000 INDEX, WHICH IS
COMPRISED OF THE 3,000 LARGEST U.S. COMPANIES AS DETERMINED BY TOTAL
MARKET CAPITALIZATION. THE RUSSELL 1000 GROWTH IS CONSIDERED GENERALLY
REPRESENTATIVE OF THE MARKET FOR LARGE CAP STOCKS.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE
INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE
"EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.


[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        0.75%
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.90%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.65%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.65%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.00%

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2000, the
Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The
Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 41.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


    Year 1      Year 3      Year 5     Year 10
     $102        $457        $836       $1,900

   MID CAP GROWTH FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY


The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests in stocks from a universe of U.S. companies with market capitalizations corresponding to the middle 90% of the Russell Midcap Growth Index ("midcap companies"). In the Investment Adviser's opinion, the middle 90% includes companies with capitalizations between $1.6 billion and $10.7 billion. Capitalization of companies in the Index will change with market conditions.



In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate of 200% or more.


[GRAPHIC]PRINCIPAL INVESTMENTS

Normally, the Fund invests at least 75% of its total assets in common stocks of U.S. midcap companies.


[GRAPHIC]PRIMARY RISKS



Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:



/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.



/ / ISSUER-SPECIFIC RISKS--The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.



/ / SMALLER ISSUERS--Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.



/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.



/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate is likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's performance.



See "Principal Strategies, Risks and Other Information" starting on page 45.


[GRAPHIC]PAST PERFORMANCE


The following tables show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.



Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

22

   MID CAP GROWTH FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
94                                                                    -10.52%
95                                                                     38.57%
96                                                                     16.46%
97                                                                     16.16%
98                                                                     14.65%
BEST QUARTER:                                                          Q4 '97     +25.33%
WORST QUARTER:                                                         Q3 '98     -17.58%


              AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/99
                           1 YEAR        5 YEARS      SINCE INCEPTION
                                                         (4/19/93)
----------------------------------------------------------------------
FUND                        16.09         18.75            19.51
RUSSELL MIDCAP
  GROWTH                    8.90          18.88            15.76

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/99 WAS 21.70%.

INDEX: THE RUSSELL MIDCAP GROWTH INDEX MEASURES THE PERFORMANCE OF
THOSE COMPANIES AMONG THE 800 SMALLEST IN THE RUSSELL 1000 INDEX WITH
HIGHER THAN AVERAGE PRICE-TO-BOOK RATIOS AND FORECASTED GROWTH. THE
RUSSELL MIDCAP GROWTH INDEX IS CONSIDERED GENERALLY REPRESENTATIVE OF
THE U.S. MARKET FOR MID CAP STOCKS. THE INDEX IS UNMANAGED.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION".


[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        0.75%
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.33%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.08%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.08%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.00%

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2000, the
Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The
Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 41.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


    Year 1      Year 3      Year 5     Year 10
     $102        $336        $588       $1,176

   SMALL CAP GROWTH FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY


The Fund seeks maximum long-term capital appreciation. In pursuing this goal the Fund invests in stocks from a universe of U.S. companies with market capitalizations corresponding to the middle 90% of the Russell 2000 Growth Index ("small capitalization"). In the Investment Adviser's opinion, the middle 90% includes companies with capitalizations between $255 million and $1.4 billion. Capitalization of companies in the Index will change with market conditions.



In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.



The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate of 200% or more.


[GRAPHIC]PRINCIPAL INVESTMENTS

Normally, the Fund invests at least 75% of its total assets in common stocks of small capitalization U.S. companies.


[GRAPHIC]PRIMARY RISKS



Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:



/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.



/ / ISSUER-SPECIFIC RISKS--The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.



/ / SMALLER ISSUERS--Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.



/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.



/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate is likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's performance.



See "Principal Strategies, Risks and Other Information" starting on page 45.


[GRAPHIC]PAST PERFORMANCE


The following tables show the Fund's annual returns and its long-term performance, The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

24

   SMALL CAP GROWTH FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
94                                                                     -3.51%
95                                                                     35.90%
96                                                                     18.88%
97                                                                     12.10%
98                                                                      4.37%
BEST QUARTER:                                                          Q4 '98     +26.99%
WORST QUARTER:                                                         Q3 '98     -23.46%


                 AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/99
                                  1 YEAR       5 YEARS     SINCE INCEPTION
                                                              (10/1/93)
---------------------------------------------------------------------------
FUND                                  1.03        16.12           13.27
RUSSELL 2000 GROWTH                 -11.03        10.75            9.41

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/99 WAS 24.38%.

INDEX: THE RUSSELL 2000 GROWTH INDEX IS AN UNMANAGED INDEX CONTAINING THOSE
SECURITIES IN THE RUSSELL 2000 INDEX WITH A GREATER-THAN-AVERAGE GROWTH
ORIENTATION. COMPANIES IN THIS INDEX GENERALLY HAVE HIGHER PRICE-TO-BOOK
AND PRICE-EARNINGS RATIOS. THE RUSSELL 2000 INDEX IN AN UNMANAGED INDEX AND
IS A WIDELY REGARDED SMALL-CAP INDEX OF THE 2,000 SMALLEST SECURITIES IN
THE RUSSELL 3000 INDEX WHICH COMPRISES THE 3,000 LARGEST U.S. SECURITIES AS
DETERMINED BY TOTAL MARKET CAPITALIZATION.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE
INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE
"EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.


[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        1.00%
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.27%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)+                1.27%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.10%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.17%

+ The numbers shown are estimates and reflect a restatement of expenses due to a conversion from a "Master-Feeder" structure and reduced custody and administration costs.

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2000, the
Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The
Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 41.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


    Year 1      Year 3      Year 5     Year 10
     $119        $460        $826       $1,662

   MINI CAP GROWTH FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing its goal, the Fund invests primarily in common stocks of U.S. companies with market capitalizations generally below $300 million that offer superior growth prospects.


In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate of 200% or more.


[GRAPHIC]PRINCIPAL INVESTMENTS


Normally, the Fund invests at least 75% of its total assets in common stocks of companies with market capitalizations corresponding to the bottom 5% of the Russell 2000 Growth Index at time of purchase. In the Investment Adviser's opinion, the bottom 5% of the Index includes companies with market capitalizations less than $300 million. Capitalization of companies in the Index will change with market conditions.



The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.


[GRAPHIC]PRIMARY RISKS


Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:



/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.



/ / ISSUER-SPECIFIC RISKS--The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.



/ / SMALLER ISSUERS--Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.



/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.



/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate is likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's performance.



For further explanation, see "Principal Strategies, Risks and Other Information" starting on page 45.


[GRAPHIC]PAST PERFORMANCE


The following tables show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

26

   MINI CAP GROWTH FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
96                                                                     28.73%
97                                                                     30.19%
98                                                                      8.43%
BEST QUARTER:                                                          Q4 '98     +29.43%
WORST QUARTER:                                                         Q3 '98     -25.67%


              AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/99
                                        1 YEAR      SINCE INCEPTION
                                                       (7/12/95)
---------------------------------------------------------------------
FUND                                      -13.78            19.14
RUSSELL 2000 GROWTH                       -11.03             8.65

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/99 WAS 24.38%.

INDEX: THE RUSSELL 2000 GROWTH INDEX IS AN UNMANAGED INDEX CONTAINING
THOSE SECURITIES IN THE RUSSELL 2000 INDEX WITH A
GREATER-THAN-AVERAGE GROWTH ORIENTATION. COMPANIES IN THIS INDEX
GENERALLY HAVE HIGHER PRICE-TO-BOOK AND PRICE-EARNINGS RATIOS. THE
RUSSELL 2000 INDEX IS AN UNMANAGED INDEX AND IS A WIDELY REGARDED
SMALL-CAP INDEX OF THE 2,000 SMALLEST SECURITIES IN THE RUSSELL 3000
INDEX WHICH COMPRISES THE 3,000 LARGEST U.S. SECURITIES AS DETERMINED
BY TOTAL MARKET CAPITALIZATION.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.


[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        1.25%
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.45%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.70%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.11%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.59%

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2000, the
Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The
Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 41.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


    Year 1      Year 3      Year 5     Year 10
     $173        $513        $877       $1,707

   VALUE FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks long-term capital appreciation. In pursuing its goal, the Fund invests primarily in large U.S. companies that, in the opinion of the Investment Adviser, are undervalued in the market place relative to other financial measurements. The Fund emphasizes equity securities of undervalued, large U.S. companies with market capitalizations generally above $5 billion.


In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes. The Investment Adviser expects a high portfolio turnover rate of 200% or more.


[GRAPHIC]PRINCIPAL INVESTMENTS

Normally, the Fund invests at least 80% of its total assets in common stocks of large U.S. companies.

[GRAPHIC]PRIMARY RISKS


Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:



/ / VALUE INVESTING--The determination that a stock is undervalued is subjective; the market may not agree, and the stock's price may not rise to what the Investment Adviser believes is its full value. It may even decrease in value. However, because the Fund's focus on undervalued stocks, the Fund's downside risk may be less than with small company stocks since value stocks are in theory already underpriced.



/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.



/ / ISSUER-SPECIFIC RISKS--The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.



/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate is likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's performance.



See "Principal Strategies, Risks and Other Information" starting on page 45.


[GRAPHIC]PAST PERFORMANCE


The following tables show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

28

   VALUE FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
97                                                                     40.55%
98                                                                     20.13%
BEST QUARTER:                                                          Q4 '98     +16.99%
WORST QUARTER:                                                         Q3 '98     -12.43%


              AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/99
                                                    SINCE INCEPTION
                                        1 YEAR         (4/30/96)
---------------------------------------------------------------------
FUND                                     4.43            28.72
S&P 500                                  18.46           28.34

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/99 WAS 8.72%.

INDEX: THE STANDARD AND POOR'S 500 INDEX (S&P 500) IS AN UNMANAGED
INDEX COMPRISED OF 500 U.S. INDUSTRIAL, TRANSPORTATION, UTILITY AND
FINANCIAL COMPANIES AND IS CONSIDERED TO BE GENERALLY REPRESENTATIVE
OF THE U.S. STOCK MARKET.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.


[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND
ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        0.75%
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       1.37%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 2.12%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (1.12%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.00%

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2000, the
Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The
Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 41.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


    Year 1      Year 3      Year 5     Year 10
     $102        $555       $1,036      $2,363

   CONVERTIBLE FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY


The Fund seeks maximum total return, consisting of capital appreciation and current income. In pursuing its goal, the Fund invests primarily in income producing equity securities of companies with market capitalizations above $500 million.



The Investment Adviser evaluates each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation. The Investment Adviser seeks to capture approximately 70-80% of the upside performance of the underlying equities with 50% or less of the downside exposure.



In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strenght; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficent service; pricing flexibility; strong management; and gerneral operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.



The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate of 200% or more.


[GRAPHIC]PRINCIPAL INVESTMENTS

Normally, the Fund invests at least 65% of its total assets in income-producing equity securities. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stock. It may also invest in securities issued by the U.S. government and its agencies and instrumentalities.


At all times, the Fund invests a minimum of 25% of its total assets in common and preferred stocks, and 25% in other income producing convertible and debt securities. The Fund may also invest up to 35% of its net assets in debt securities rated below investment grade ("high risk bonds"). For a description of these ratings, see "Bond Quality" beginning on page 49.


[GRAPHIC]PRIMARY RISKS


Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:



/ / CONVERTIBLE SECURITIES RISKS--Convertible securities have the investment characteristics of both equity and debt securities. These securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Hence an issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade or not rated.



/ / FIXED INCOME SECURITIES RISKS--The value of bonds changes as interest rates fluctuate: if rates rise, the prices of bonds fall; if rates fall, their prices rise.



   HIGH RISK BONDS--usually offer higher yields and generally have more risk and volatility than higher-rated securities because of reduced creditworthiness and greater chance of default by the issuer. Convertible securities rated below investment grade and other bonds may be subject to some of the same risks as those inherent in below investment grade debt. Accordingly, these high risk bonds and bonds rated in the lowest category of investment grade are considered predominantly speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods.



/ / STOCK MARKET VOLATILITY--The prices of securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.



/ / ISSUER-SPECIFIC RISKS--The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.



/ / SMALLER ISSUERS--Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.



/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

30

   CONVERTIBLE FUND


/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate is likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's performance.



See "Principal Strategies, Risks and Other Information" starting on page 45.


[GRAPHIC]PAST PERFORMANCE


The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
94                                                                     -7.59%
95                                                                     22.26%
96                                                                     21.02%
97                                                                     23.30%
98                                                                     21.54%
BEST QUARTER:                                                          Q4 '98     19.91%
WORST QUARTER:                                                         Q3 '98     -8.98%


                  AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/99
                                  1 YEAR        5 YEARS      SINCE INCEPTION
                                                                (4/19/93)
-----------------------------------------------------------------------------
FUND                               19.93         17.54            18.14
FIRST BOSTON CONVERTIBLE           2.30          12.33            11.39

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/99 WAS 13.74%.

INDEX: THE FIRST BOSTON CONVERTIBLE INDEX IS AN UNMANAGED MARKET WEIGHTED
INDEX REPRESENTING THE UNIVERSE OF CONVERTIBLE SECURITIES WHETHER THEY ARE
CONVERTIBLE PREFERRED STOCKS OR CONVERTIBLE BONDS.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE
INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE
"EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.


[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND
ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        0.75%
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.36%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.11%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.11%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.00%

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2000, the
Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The
Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 41.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


    Year 1      Year 3      Year 5     Year 10
     $102        $342        $601       $1,342

   SHORT INTERMEDIATE FIXED INCOME FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks to preserve principal and liquidity while seeking a relatively high level of current income. In pursuing this goal, the Fund invests primarily in a portfolio of short-to-intermediate-term bonds expected to generate a greater return than the return on one-to three-year U.S. Treasury obligations over a full market cycle.


When evaluating any bond, the Investment Adviser selects bonds based upon a "top down" analysis of economic trends. Its investment philosophy emphasizes interest rate decisions and shifts among sectors of the bond market. It also analyzes credit quality, the yield to maturity of the security, and the effect the security will have on the average yield to maturity of the Fund. The Investment Adviser seeks to add value by positioning portfolio securities among various market sectors and maturities along the yield curve.


[GRAPHIC]PRINCIPAL INVESTMENTS

Normally, the Fund invests at least 90% of its total assets in an actively managed portfolio of debt obligations issued by U.S. and foreign corporations, U.S. and foreign governments, and their agencies and instrumentalities which are rated investment grade, or of comparable quality if unrated. All such obligations are payable in U.S. dollars or, if not payable in U.S. dollars, are fully hedged into U.S. dollars. The dollar weighted average maturity of the Fund will be between one and five years.

[GRAPHIC]PRIMARY RISKS


Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:



/ / INTEREST RATES--Interest rate risk is the risk that the value of the Fund's investments will go down when interest rates rise. Normally the value of the Fund's investments varies inversely with changes in interest rates so that in periods of rising interest rates, the value of the Fund's portfolio declines.



/ / MATURITY--Generally, longer-term securities are more susceptible to changes in value as a result of interest rate changes than are shorter-term securities.



/ / CREDIT RISK--Credit risk refers to the risk that an issuer of a bond may default with respect to the payment of principal and interest. The lower a bond is rated, the more it is considered to be a speculative or risky investment.



/ / PREPAYMENT RISK--Prepayment risk is commonly associated with pooled debt securities, such as mortgage-backed securities and asset-backed securities, but may affect other debt securities as well. When the underlying debt obligations are prepaid ahead of schedule, the return on the security will be lower than expected. Prepayment rates usually increase when interest rates are falling.



/ / INFLATION RISK--There is a possibility that the rising prices of goods and services may have the effect of offsetting the Fund's real return. This is likely to have a greater impact on the returns of bond funds, which historically have had more modest returns in comparison to equity funds.



/ / FOREIGN EXPOSURE--Foreign securities and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. All of these factors can make foreign investments more volatile than U.S. investments.



See "Principal Strategies, Risks and Other Information" starting on page 45.

32

   SHORT INTERMEDIATE FIXED INCOME FUND

[GRAPHIC]PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
96                                                                      4.85%
97                                                                      6.67%
98                                                                      6.85%
BEST QUARTER:                                                          Q3 '98     +2.62%
WORST QUARTER:                                                         Q1 '96     +0.36%


                 AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/99
                                             1 YEAR        SINCE INCEPTION
                                                              (8/31/95)
----------------------------------------------------------------------------
FUND                                             6.02              6.76
MERRILL LYNCH
  1-3 YEAR TREASURY                              6.08              6.22

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/99 WAS 1.25%.

INDEX: THE MERRILL LYNCH 1-3 YEAR TREASURY IS AN UNMANAGED INDEX CONSISTING
OF ALL PUBLIC U.S. TREASURY OBLIGATIONS HAVING MATURITIES FROM ONE TO 2.99
YEARS. THE INDEX IS UNMANAGED AND CONSIDERED GENERALLY REPRESENTATIVE OF THE
MARKET FOR INTERMEDIATE GOVERNMENT BOND SECURITIES

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE
INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE
"EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.


[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND
ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        0.30%
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       1.05%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.35%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (1.00%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           0.35%

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2000, the
Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The
Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 41.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


    Year 1      Year 3      Year 5     Year 10
     $36         $329        $644       $1,537

   HIGH QUALITY BOND FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum total return. In pursuing this goal, the Fund invests primarily in high quality bonds.

The Fund's Investment Adviser seeks to outperform the total return of an index of Lehman Aggregate Bond Index through an actively managed diversified portfolio of debt securities.

When evaluating any bond, the Investment Adviser selects bonds based upon a "top down" analysis of economic trends. Its investment philosophy emphasizes interest-rate decisions and shifts among sectors of the bond market. It also analyzes credit quality, the yield-to-maturity of the security, and the effect the security will have on the Fund.


The Investment Adviser expects a high portfolio turnover rate of 200% or more.


[GRAPHIC]PRINCIPAL INVESTMENTS

Normally, the Fund invests at least 65% of its net assets in bonds of U.S. and foreign corporations and governments. These bonds are rated in the top two investment grades, or are of comparable quality if unrated. They include bonds, notes, mortgage-backed and asset-backed securities with rates that are fixed, variable or floating. The average dollar weighted portfolio maturity of the Fund will range from two to eight years. The Fund may invest up to 30% of its total assets in securities payable in foreign currencies.

The Fund may invest up to 20% of its total assets in debt securities rated below investment grade ("high risk bonds"). For a description of these ratings, see "Bond Quality" beginning on page 53. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques.

[GRAPHIC]PRIMARY RISKS


Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:



/ / INTEREST RATES--Interest rate risk is the risk that the value of the Fund's investments will go down when interest rates rise. Normally the value of the Fund's investments varies inversely with changes in interest rates so that in periods of rising interest rates, the value of the Fund's portfolio declines.



/ / MATURITY--Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.



/ / CREDIT RISK--Credit risk refers to the risk that an issuer of a bond may default with respect to the payment of principal and interest. The lower a bond is rated, the more it is considered to be a speculative or risky investment.



/ / HIGH RISK BONDS--Generally lower grade securities offer higher yields and have more risk and volatility than higher-rated securities because of reduced creditworthiness and greater chance of default by the issuer. securities rated below investment grade and other bonds may be subject to some of the same risks as those inherent in below investment grade debt. Accordingly, these high risk bonds and bonds rated in the lowest category of investment grade are considered predominantly speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods.



/ / PREPAYMENT RISK--Prepayment risk is commonly associated with pooled debt securities, such as mortgage-backed securities and asset-backed securities, but may affect other debt securities as well. When the underlying debt obligations are prepaid ahead of schedule, the return on the security will be lower than expected. Prepayment rates usually increase when interest rates are falling.



/ / INFLATION RISK--There is a possibility that the rising prices of goods and services may have the effect of offsetting the Fund's real return. This is likely to have a greater impact on the returns of bond funds, which historically have had more modest returns in comparison to equity funds.



/ / FOREIGN EXPOSURE--Foreign securities and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. All of these factors can make foreign investments more volatile than U.S. investments.



/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate is likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's performance.



See "Principal Strategies, Risks and Other Information" starting on page 45.

34

   HIGH QUALITY BOND FUND

[GRAPHIC]PAST PERFORMANCE


The two tables show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
96                                                                      2.29%
97                                                                      9.52%
98                                                                      8.54%
BEST QUARTER:                                                          Q4 '95     +5.50%
WORST QUARTER:                                                         Q1 '96     -3.04%


              AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/99
                                          1 YEAR      SINCE INCEPTION
                                                         (8/31/95)
----------------------------------------------------------------------
FUND                                       6.14            8.13
LEHMAN AGGREGATE BOND                      6.48            7.45

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/99 WAS (0.95%).

INDEX: THE LEHMAN BROTHERS AGGREGATE BOND INDEX (LEHMAN AGGREGATE
BOND) IS COMPOSED OF SECURITIES FROM LEHMAN BROTHERS
GOVERNMENT/CORPORATE BOND INDEX, MORTGAGE-BACKED SECURITIES INDEX, AND
ASSET-BACKED SECURITIES INDEX. THE INDEX IS UNMANAGED.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.


[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND
ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        0.45%
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.72%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.17%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.72%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           0.45%

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2000, the
Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The
Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 41.


EXAMPLE:


THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:



    Year 1      Year 3      Year 5     Year 10
     $46         $300        $547       $1,356

   HIGH YIELD BOND FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks a high level of current income and capital growth. In pursuing its goal, the Fund invests primarily in lower-rated debt securities commonly referred to as "high risk bonds".

When evaluating any bond, the Investment Adviser selects bonds based upon a combination of both "top-down" analysis of economic trends and "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It also analyzes credit quality, the yield to maturity of the security, and the effect the security will have on the average yield to maturity of the Fund. The Investment Adviser believes it can lower the risks of investing in lower-rated debt through these professional management techniques and through diversification. The Investment Adviser expects a high portfolio turnover rate of 200% or more.

[GRAPHIC]PRINCIPAL INVESTMENTS

Normally, the Fund invests at least 65% of its total assets in high risk bonds debt and convertible securities rated below investment grade, or of comparable quality if unrated. There is no limit on either the portfolio maturity or the acceptable rating of securities bought by the Fund. For a description of these ratings, see "Bond Quality" beginning on page 53. Securities may bear rates that are fixed, variable or floating.

The Fund invests in companies of all sizes, but currently intends to invest principally in companies with market capitalizations above $100 million. The Fund may also invest up to 35% of its total assets in equity securities of U.S. and foreign companies.

[GRAPHIC]PRIMARY RISKS


Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:



/ / HIGH RISK BONDS--The high risk bonds in which the Fund invests have a higher default risk than investment grade bonds. High risk bonds are almost always uncollateralized and subordinated to other debt that an issuer has outstanding.



/ / LIQUIDITY--The liquidity of individual corporate bonds varies considerabley.
    High risk and low-grade corporate bonds have less liquidity than higher rataed investment grade bonds, which may make it more difficult for the Fund to sell or buy at a favorable price and time.



/ / ECONOMIC--High risk and low-grade corporate bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.



/ / INTEREST RATES--The returns of high risk low-grade bonds are sensitive to changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of the Fund's shares. Accordingly, high risk bonds and bonds rated in the lowest category of investment grade are considered predominantly speculative.



/ / STOCK MARKET VOLATILITY--The prices of securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.



/ / SMALLER ISSUERS--Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.



/ / FOREIGN EXPOSURE--Foreign securities and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. All of these factors can make foreign investments more volatile than U.S. investments.



/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate is likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's performance.



For further explanation, see "Principal Strategies, Risks and Other Information" starting on page 45.


[GRAPHIC]PAST PERFORMANCE


The following tables show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the

36

   HIGH YIELD BOND FUND
Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
97                                                                     21.40%
98                                                                      4.52%
BEST QUARTER:                                                          Q3 '97     +8.42%
WORST QUARTER:                                                         Q3 '98     -6.95%


              AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/99
                                          1 YEAR      SINCE INCEPTION
                                                         (7/31/96)
----------------------------------------------------------------------
FUND                                       1.69            15.06
FIRST BOSTON HIGH
  YIELD BOND                               -0.75           8.28

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/99 WAS 5.40%.

INDEX: THE CREDIT SUISSE FIRST BOSTON HIGH YIELD BOND INDEX INCLUDES
OVER 180 U.S. DOMESTIC ISSUERS WITH AND AVERAGE MATURITY RANGE OF
SEVEN TO TEN YEARS AND WITH A MINIMUM ISSUE SIZE OF $100 MILLION. THE
INDEX IS UNMANAGED AND CONSIDERED GENERALLY REPRESENTATIVE OF THE U.S.
MARKET FOR HIGH YIELD BONDS.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.


[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND
ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        0.60%
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.56%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.16%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.41%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           0.75%

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2000, the
Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The
Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 41.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


    Year 1      Year 3      Year 5     Year 10
     $77         $327        $599       $1,372

   SIMPLIFIED ACCOUNT INFORMATION

                                                                      OPENING AN ACCOUNT
   This is the minimum
   initial investment                                                      $250,000
-----------------------------------------------------------------------------------------------------------------------------------
    Use this type of
       application                                           New Account Form or IRA Application
-----------------------------------------------------------------------------------------------------------------------------------
    Before completing         Each Fund offers a variety of features, which are described in the "Your Account" section of this
     the application                       prospectus. Please read this section before completing the application.
-----------------------------------------------------------------------------------------------------------------------------------
     Completing the
       application               If you need assistance, contact your financial representative, or call us at (800) 551-8043.
-----------------------------------------------------------------------------------------------------------------------------------
If you are sending money               Mail application and check, payable to: NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS,
        by CHECK                      PO BOX 8326, BOSTON, MA 02266-8326. The Trust will not accept third-party checks.
-----------------------------------------------------------------------------------------------------------------------------------
                                      Please read the bank wire or ACH section under the "Buying Shares" section below.
If you are sending money       You will need to obtain an account number with the Trust by sending a completed application to:
   by BANK WIRE or ACH                   NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS, PO BOX 8326, BOSTON, MA 02266-8326.
                             To receive your account number, contact your financial representative or call us at (800) 551-8043.

                                                                        BUYING SHARES
   This is the minimum
  subsequent investment                                                    $10,000
-----------------------------------------------------------------------------------------------------------------------------------
                                        The Trust is generally open on days that the New York Stock Exchange is open.
   The price you will                          All transactions received in good order before the market closes
         receive                                  (normally 4:00 p.m. Eastern time) receive that day's NAV.
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Instruct your bank to wire the amount you wish to invest to:
                                                        STATE STREET BANK & TRUST CO.--ABA #011000028
If you are sending money                                               DDA #9904-645-0
      by BANK WIRE                                           STATE STREET BOS, ATTN: MUTUAL FUNDS
                                        CREDIT: NICHOLAS-APPLEGATE [FUND NAME], [YOUR NAME], [ACCOUNT NAME OR NUMBER]
-----------------------------------------------------------------------------------------------------------------------------------
                            Call your bank to ensure (1) that your bank supports ACH, and (2) this feature is active on your bank
If you are sending money     account. To establish this option, either complete the appropriate sections when opening an account,
         by ACH                  contact your financial representative, or call us at (800) 551-8043 for further information.
                                                To initiate an ACH purchase, call the Trust at (800) 551-8043.

                                                                      EXCHANGING SHARES
   This is the minimum
exchange amount to open a                                                  $250,000
       new account
-----------------------------------------------------------------------------------------------------------------------------------
                                             The Trust is open on days that the New York Stock Exchange is open.
   The price you will                          All transactions received in good order before the market closes
         receive                                  (normally 4:00 p.m. Eastern time) receive that day's NAV.
-----------------------------------------------------------------------------------------------------------------------------------
                                                The exchange must be to an account with the same registration.
                             If you intend to keep money in the Fund you are exchanging from, make sure that you leave an amount
 Things you should know        equal to or greater than the Fund's minimum account size (see the "Opening an Account" section).
                                    To protect other investors, the Trust may limit the number of exchanges you can make.
-----------------------------------------------------------------------------------------------------------------------------------
                                             Contact your financial representative, or call us at (800) 551-8043.
    How to request an        The Trust will accept a request by phone if this feature was previously established on your account.
    exchange by PHONE                              See the "Your Account" section for further information.
-----------------------------------------------------------------------------------------------------------------------------------
                            Please put your exchange request in writing, including: the name on the account, the name of the Fund
    How to request an         and the account number you are exchanging from, the shares or dollar amount you wish to exchange,
    exchange by MAIL        and the Fund you wish to exchange to. Mail this request to: Nicholas-Applegate Institutional Funds, PO
                                                               BOX 8326, BOSTON, MA 02266-8326.

38

   SIMPLIFIED ACCOUNT INFORMATION


                                                                SELLING OR REDEEMING SHARES
                                               IN WRITING                                           BY PHONE
                             -------------------------------------------------------------------------------------------------
                                                                               Selling shares by phone is a service option which
                                                                                  must be established on your account prior to
                                                                               making a request. See the "Your Account" section,
                                                                               or contact your financial representative, or call
                                Certain requests may require a SIGNATURE            the Trust at (800) 551-8043 for further
 Things you should know       GUARANTEE. See the next section for further         information. The maximum amount which may be
                            information. You may sell up to the full account   requested by phone, regardless of account size, is
                                                 value.                            $50,000. Amounts greater than that must be
                                                                               requested in writing. If you wish to receive your
                                                                                  monies by bank wire, the minimum request is
                                                                                                    $5,000.
---------------------------------------------------------------------------------------------------------------------------------
                            If you purchased shares through a financial representative or plan administrator/sponsor, you should call them regarding the most efficient way to sell shares. If you bought shares recently by check, payment may be delayed until the check clears, which may take up to 15 calendar days from the date of purchase. Sales by a corporation, trust or fiduciary may have special requirements. Please contact your financial representative, a plan administrator/sponsor or us for further information.
---------------------------------------------------------------------------------------------------------------------------------
                                            The Trust is open on days that the New York Stock Exchange is open.
   The price you will                         All transactions received in good order before the market closes
         receive                                 (normally 4:00 p.m. Eastern time) receive that day's NAV.
---------------------------------------------------------------------------------------------------------------------------------
                           Please put your request in writing, including: the
                             name of the account owners, account number and
                             Fund you are redeeming from, and the share or
                             dollar amount you wish to sell, signed by all           Contact your financial representative,
 If you want to receive          account owners. Mail this request to:                   or call us at (800) 551-8043.
your monies by BANK WIRE        NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS,          The proceeds will be sent to the existing bank
                                  PO BOX 8326, BOSTON, MA 02266-8326.                 wire address listed on the account.
                            The check will be sent to the existing bank wire
                                     address listed on the account.
---------------------------------------------------------------------------------------------------------------------------------
                                                                                     Contact your financial representative,
                                                                                         or call us at (800) 551-8043.
 If you want to receive                                                         The proceeds will be sent in accordance with the
   your monies by ACH              Please call us at (800) 551-8043.           existing ACH instructions on the account and will
                                                                                generally be received at your bank two business
                                                                                      days after your request is received.
---------------------------------------------------------------------------------------------------------------------------------
                            The Trust intends to pay in cash for all shares of a Fund redeemed, but the Trust reserves the right to make payment wholly or partly in shares of readily marketable investment securities. When the Trust makes a redemption in kind, a shareholder may incur brokerage costs in converting such securities to cash and assumes the market risk during the time required to convert the securities to cash. The Trust
   Redemption in Kind      has elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, pursuant to which it is obligated to pay in cash all requests for redemptions by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Trust at the beginning of such period.


                                                                     SIGNATURE GUARANTEES
                               A signature guarantee from a financial institution is required to verify the authenticity of an
      A definition         individual's signature. It can usually be obtained from a broker, commercial or savings bank, or credit union.
-----------------------------------------------------------------------------------------------------------------------------------
                                   A signature guarantee is needed when making a written request for the following reasons:
                                                      1. When selling more than $50,000 worth of shares;
                                               2. When you want a check or bank wire sent to a name or address
    When you need one                                    that is not currently listed on the account;
                                                3. To sell shares from an account controlled by a corporation, partnership, trust or fiduciary; or
                                                   4. If your address was changed within the last 60 days.

   YOUR ACCOUNT

[GRAPHIC]TRANSACTION POLICIES


PURCHASE OF SHARES. Shares are offered at net asset value without a sales charge. The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. The minimum investment may be waived for purchases of shares made by current or retired directors, trustees, partners, officers and employees of the Trust, the Distributor, the Investment Adviser and its general partner, certain family members of the above persons, and trusts or plans primarily for such persons, or, at the discretion of the Distributor.


PRICING OF SHARES. The net asset value per share ("NAV") of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) by dividing the value of the Funds' net assets by the number of its shares outstanding.

Securities traded in foreign countries may not take place on all business days of the New York Stock Exchange, and may occur in various foreign markets on days which are not business days of the New York Stock Exchange. Accordingly, a Fund's NAV may change on days when the U.S. markets are closed whereby a shareholder of the Fund will not be able to sell their shares.

BUY AND SELL PRICES. When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.

EXECUTION OF REQUESTS. Each Fund is open on the days the New York Stock Exchange is open, usually Monday-Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the transfer agent or another agent designated by the Trust. The Fund reserves the right to refuse any purchase order.


Each Fund reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the transfer agent. The Trust reserves the right to cancel any buy request if payment is not received within three days.



In unusual circumstances, any Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.



REDEMPTIONS IN KIND. When a Fund elects to satisfy a redemption request with securities, the shareholder assumes the market risk of an unfavorable market movement during the time required to convert the securities to cash.


TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition the Trust will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, your Fund may be responsible for any losses that may occur in your account due to an unauthorized telephone call.


At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.



CERTIFICATED SHARES. Shares of the Trust are electronically recorded. The Trust does not issue certificated shares.


SALES IN ADVANCE OF PURCHASE PAYMENTS. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

[GRAPHIC]FEATURES AND ACCOUNT POLICIES

The services referred to in this section may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the transfer agent.

RETIREMENT PLANS. You may invest in each Fund through various retirement plans, including IRAs, Roth IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

ACCOUNT STATEMENTS. Shareholders will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

40

   YOUR ACCOUNT

DIVIDENDS. The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends of net investment income as follows:


                ANNUALLY                         QUARTERLY                  MONTHLY
 Worldwide Growth Global Blue Chip        Global Growth & Income    High Yield Bond
 Global Technology                        Convertible
 International Core Growth                High Quality Bond
 International Small Cap                  Short Intermediate
 Emerging Countries
 Pacific Rim
 Latin America
 Large Cap Growth
 Mid Cap Growth
 Small Cap Growth
 Mini Cap Growth
 Value


Any net capital gains are distributed annually.

DIVIDEND REINVESTMENTS. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you. Interest will not accrue or be paid on uncashed dividend checks.

TAXABILITY OF DIVIDENDS. Dividends you receive from a Fund, whether reinvested or taken as cash, are generally taxable. Dividends from a Fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The tax information statement that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY). If you draw down a non-retirement account so that its total value is less than $250,000, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.


AUTOMATIC INVESTMENT PLAN. You may make regular monthly or quarterly investments in each Fund through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the Transfer Agent at 1-800-551-8043.



CROSS-REINVESTMENT. You may cross-reinvest dividends or dividends and capital gains distributions paid by one Fund into another Fund, subject to conditions outlined in the Statement of Additional Information and the applicable provisions of the qualified retirement plan.

   ORGANIZATION AND MANAGEMENT

THE INVESTMENT ADVISER


Investment decisions for the Funds are made by the Fund's Investment Adviser, Nicholas-Applegate Capital Management (the "Investment Adviser"), subject to direction by the Trustees. The Investment Adviser continually conducts investment research and supervision for each Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.



Founded in 1984, the Investment Adviser currently manages over $24 billion of discretionary assets for numerous clients, including employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. The Investment Adviser's address is 600 West Broadway, Suite 2900, San Diego, California 92101.


INVESTMENT ADVISER COMPENSATION


Each Fund pays the Investment Adviser a monthly fee pursuant to an investment advisory agreement. Each of the following Funds pays an advisory fee monthly at the following annual rates of their average net assets:



    Large Cap Growth                                                   0.75%
    Value Fund                                                         0.75%
    Global Technology Fund                                             1.00%
    Mini Cap Growth Fund                                               1.25%
    Pacific Rim Fund                                                   1.00%
    Small Cap Growth Fund                                              1.00%
    Global Growth & Income Fund                                        0.85%
    Global Blue Chip Fund                                              0.80%
    Emerging Countries Fund                                            1.25%
    Latin America Fund                                                 1.25%
    High Yield Bond Fund                                               0.60%


The Worldwide Growth, International Core Growth and International Small Cap Growth Funds each pays monthly at the following annual rates:

                        1.00% on the first $500 million
                         0.90% on the next $500 million
                  0.85% on net assets in excess of $1 billion

The Short Intermediate Fund pays monthly at the following annual rates:

                        0.30% on the first $250 million
                 0.25% on net assets in excess of $250 million

The High Quality Bond Fund pays monthly at the following annual rates:

                        0.45% on the first $500 million
                         0.40% on the next $250 million
                 0.35% on net assets in excess of $750 million

The Mid Cap Growth, and Convertible Funds each pays monthly at the following annual rates:

                        0.75% of the first $500 million
                        0.675% on the next $500 million
                  0.65% on net assets in excess of $1 billion


EXPENSE WAIVERS



The Investment Adviser has agreed to waive its fees and absorb other operating expenses of the Funds so that total operating expenses, excluding taxes, interest, and the costs incurred in connection with the acquisition of securities, do not exceed the percentages, as set forth below, for the Class I shares of each Fund through March 31, 2000. In subsequent years, overall operating expenses for each Fund will not fall below the applicable percentage limitation until the Investment Adviser has been fully reimbursed for fees foregone and expenses paid under the expense limitation agreement, as each Fund will reimburse the Investment Adviser in subsequent years when operating expenses (before reimbursement) are less than the applicable percentage limitation.



    Small Cap Growth Fund                                              1.17%
    Mid Cap Growth Fund                                                1.00%
    Large Cap Growth Fund                                              1.00%
    Value Fund                                                         1.00%
    Emerging Countries Fund                                            1.65%
    International Core Growth Fund                                     1.40%
    High Quality Bond Fund                                             0.45%
    Mini Cap Growth Fund                                               1.56%
    Global Technology                                                  1.40%
    International Small Cap Growth Fund                                1.40%
    Worldwide Growth Fund                                              1.35%
    Global Growth & Income Fund                                        1.35%
    Latin America Fund                                                 1.65%
    Pacific Rim Fund                                                   1.40%
    Convertible Fund                                                   1.00%
    Global Blue Chip Fund                                              1.20%
    High Yield Bond Fund                                               0.75%
    Short Intermediate Fund                                            0.35%


MULTI CLASS STRUCTURE

Certain Funds also offer Class R Shares, which have different service charges and other expenses that may affect their performance. You can obtain more information about these other share classes from the Distributor.


SHAREHOLDER SERVICES



The Investment Adviser may make additional payments from its own resources to intermediaries for their sales efforts and commitment to the Funds. Contact the Investment Adviser for more information.


PORTFOLIO TRADES

The Investment Adviser is responsible for the Fund's portfolio transactions. In placing portfolio trades, the Investment Adviser may use brokerage firms that provide research services to the Fund, or that sell shares of the Fund but only when the Investment Adviser believes no other firm offers a better combination of quality execution (e.g., timeliness and completeness) and favorable price.

42

   ORGANIZATION AND MANAGEMENT

PORTFOLIO TURNOVER


To the extent that the Investment Adviser actively trades the Fund's portfolio securities in an attempt to achieve the Fund's investment goal, such trading may cause the Fund to have an increased portfolio turnover rate of 300% or more, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities may have an adverse impact on the Fund's performance.


PORTFOLIO MANAGEMENT


The Investment Adviser emphasizes a team approach to portfolio management.


[GRAPHIC]PORTFOLIO TEAMS

EQUITY MANAGEMENT--INTERNATIONAL/GLOBAL

ARTHUR E. NICHOLAS, MANAGING PARTNER


CHIEF EXECUTIVE OFFICER


Since 1984; prior investment management experience with Pacific Century
    Advisers, Security Pacific Bank and San Diego Trust & Savings Bank

B.S.--San Diego State University

CATHERINE SOMHEGYI, PARTNER

CHIEF INVESTMENT OFFICER--GLOBAL EQUITY MANAGEMENT

Since 1987; prior investment management experience with Professional Asset
    Securities, Inc. and Pacific Century Advisers

M.B.A and B.S.--University of Southern California


WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, EMERGING COUNTRIES, GLOBAL GROWTH & INCOME, GLOBAL TECHNOLOGY, GLOBAL BLUE CHIP, LATIN AMERICA AND PACIFIC RIM


LARRY SPEIDELL, CFA, PARTNER

DIRECTOR OF GLOBAL/SYSTEMATIC PORTFOLIO MANAGEMENT AND RESEARCH

Since 1994; 23 years prior investment management experience with Batterymarch
    Financial Management and Putnam Management Company

M.B.A.--Harvard University; B.E.--Yale University


WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, GLOBAL GROWTH & INCOME, INTERNATIONAL SMALL CAP GROWTH, EMERGING COUNTRIES, GLOBAL BLUE CHIP, LATIN AMERICA AND PACIFIC RIM


ANDREW B. GALLAGHER, PARTNER

PORTFOLIO MANAGER

Since 1992; 7 years prior investment management experience with Pacific Century
    Advisors and Sentinel Asset Management

M.B.A.--San Diego State University; B.A.--University of California, Irvine

WORLDWIDE GROWTH

PEDRO V. MARCAL, PARTNER

PORTFOLIO MANAGER

Since 1996; Assistant Portfolio Manager 1994-1996; 5 years prior investment management experience with A.B. Laffer, V.A. Canto & Associates, and A-Mark Precious Metals

B.A.--University of California, San Diego


EMERGING COUNTRIES AND PACIFIC RIM


LORETTA J. MORRIS, PARTNER

PORTFOLIO MANAGER

Since 1990; 10 years prior investment management experience with Collins
    Associates


Attended California State University, Long Beach


WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, GLOBAL TECHNOLOGY, GLOBAL BLUE CHIP, AND GLOBAL GROWTH & INCOME


ERNESTO RAMOS, PH.D.


PORTFOLIO MANAGER


Since 1995; 1994-1995 Research Manager; 14 years prior investment management and quantitative research experience with Batterymarch Financial Management; Bolt Beranek & Newman Inc.; and Harvard University


PH.D. Harvard University; B.S.--Massachusetts Institute of Technology

WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, EMERGING COUNTRIES AND LATIN AMERICA

JOHN BORCHARDT


INVESTMENT ANALYST



Since 1996; 1994-1996 Senior Account Administrator; 5 years prior investment management experience with Union Bank


B.A. University of San Francisco


INTERNATIONAL CORE GROWTH AND INTERNATIONAL SMALL CAP GROWTH

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                                                                              43

MELISA A. GRIGOLITE

PORTFOLIO MANAGER


Since 1996; 1993-1996 International Analyst; 1991-1993 Account Administrator;
    prior experience with SGPA Architecture and Planning


M.S.--San Diego State University; B.S.--Southwest Missouri State University

WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, GLOBAL BLUE CHIP, AND GLOBAL GROWTH & INCOME

AARON HARRIS

PORTFOLIO MANAGER

Since 1997; 1995-1997 Investment Analyst; Global Research; 1 year prior investment experience at Chemical Bank

B.A.--Princeton University

GLOBAL TECHNOLOGY


EMMY SOBIESKI, CFA



PORTFOLIO MANAGER



Since 1998; 4 years prior investment experience with Farmers Insurance
    Investment Division and EEN Business Network



M.B.A.--University of Southern California; B.A.--University of San Diego



GLOBAL TECHNOLOGY



JESSICA GONCALVES


PORTFOLIO MANAGER


Since 1999; 1997-1999 Assistant Portfolio Manager; 1996-1997 Investment Analyst;
    1995-1996 Investment Assistant; 3 years prior experience with Eaton Vance Management and Union Capital Advisors


Attended University of Pennsylvania


EMERGING COUNTRIES


EQUITY MANAGEMENT--U.S.

ARTHUR E. NICHOLAS, MANAGING PARTNER


CHIEF EXECUTIVE OFFICER


Since 1984; prior investment management experience with Pacific Century
    Advisers, Security Pacific Bank and San Diego Trust & Savings Bank

B.S.--San Diego State University

CATHERINE SOMHEGYI, PARTNER

CHIEF INVESTMENT OFFICER--GLOBAL EQUITY MANAGEMENT

Since 1987; prior investment management experience with Professional Asset
    Securities, Inc. and Pacific Century Advisers

M.B.A and B.S.--University of Southern California

LARGE CAP GROWTH, LARGE CAP VALUE, VALUE, SMALL CAP GROWTH, MINI CAP GROWTH, CONVERTIBLE AND MID CAP GROWTH

THOMAS BLEAKLEY, PARTNER

PORTFOLIO MANAGER

Since 1995; 3 years prior investment management experience with Twentieth
    Century Investors and Dell Computer Corporation

M.B.A.--University of Texas--Boston University;

SMALL CAP GROWTH AND MINI CAP GROWTH

WILLIAM H. CHENOWETH, CFA, PARTNER

PORTFOLIO MANAGER

Since 1998; 12 years prior investment experience with Turner Investment
    Partners, Inc., and Jefferson-Pilot Corporation

M.B.A. and B.B.A.--Emory University

MID CAP GROWTH AND LARGE CAP GROWTH

ANDREW B. GALLAGHER, PARTNER

PORTFOLIO MANAGER

Since 1992; 7 years prior investment management experience with Pacific Century
    Advisors and Sentinel Asset Management

M.B.A.--San Diego State University; B.A.--University of California, Irvine

MID CAP GROWTH AND LARGE CAP GROWTH

JOHN J. KANE, PARTNER

PORTFOLIO MANAGER--U.S. SYSTEMATIC

Since 1994; 25 years prior investment management and economics experience with ARCO Investment Management Company and General Electric Company

M.A. and B.A.--Columbia University; M.B.A.--University of California, Los
    Angeles

VALUE

LARRY SPEIDELL, CFA, PARTNER

DIRECTOR OF GLOBAL/SYSTEMATIC PORTFOLIO MANAGEMENT AND RESEARCH

Since 1994; 23 years prior investment management experience with Batterymarch
    Financial Management and Putnam Management Company

M.B.A.--Harvard University; B.E.--Yale University

VALUE
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44

   ORGANIZATION AND MANAGEMENT

JOHN C. MCCRAW

PORTFOLIO MANAGER


Since 1995; 1992-1995 Assistant Portfolio Manager, prior investment management experience with Nations Bank


M.B.A.--University of California, Irvine; B.A.--Flagler College

SMALL CAP GROWTH AND MINI CAP GROWTH

DOUGLAS FORSYTH, CFA

PORTFOLIO MANAGER

Since 1994; 3 years prior investment management experience with AEGON USA

B.B.A.--University of Iowa

CONVERTIBLE

PAUL E. CLUSKEY

PORTFOLIO MANAGER

Since 1998; 4 years prior investment experience at SEI Investments and Piper
    Jaffray, Inc.

B.S.--New York University

MINI CAP GROWTH AND SMALL CAP GROWTH

AARON HARRIS

PORTFOLIO MANAGER

Since 1997; 1995-1997 Investment Analyst Global Research; 1 year prior investment management experience at Chemical Bank

B.A.--Princeton University


SMALL CAP GROWTH AND MINI CAP GROWTH



TRAVIS PRENTICE



PORTFOLIO MANAGER



Since 1997; prior investment experience with Merrill Lynch Private Client Group



B.A.--University of Arizona



MINI CAP GROWTH AND SMALL CAP GROWTH



THOMAS J. SMITH



PORTFOLIO MANAGER



Since 1995; 4 years prior investment management experience with Wells Fargo Bank and Dean Witter Reynolds



B.A.--San Diego State University



MID CAP GROWTH AND LARGE CAP GROWTH


EMMY SOBIESKI, CFA

PORTFOLIO MANAGER

Since 1998; 4 years prior investment experience with Farmers Insurance
    Investment Division and EEN Business Network

M.B.A.--University of Southern California;
    B.A.--University of San Diego

MID CAP GROWTH AND LARGE CAP GROWTH

MARK STUCKELMAN

PORTFOLIO MANAGER

Since 1995; 5 years prior investment management experience with Wells Fargo Bank
    Investment Management Group; Fidelity Management Trust Co.; and BARRA


M.B.A.--University of Pennsylvania/Wharton School; B.A.--University of
    California, Berkeley


VALUE

THOMAS J. SULLIVAN

PORTFOLIO MANAGER


Since 1997; 1994-1997 Assistant Portfolio Manager; 2 years prior investment experience with Donaldson, Lufkin & Jenrette Securities Corp.


B.S.--Rochester Institute of Technology

MID CAP GROWTH AND LARGE CAP GROWTH

FIXED INCOME

FRED S. ROBERTSON, III, PARTNER

CHIEF INVESTMENT OFFICER--FIXED INCOME

Since 1995; 22 years prior investment management experience with Criterion
    Investment Management Company and DuPont Chemical Pension Fund

M.B.A.--College of William and Mary; B.S.--Cornell University

HIGH QUALITY BOND

JAMES E. KELLERMAN, PARTNER

PORTFOLIO MANAGER

Since 1995; 20 years prior investment management experience with Criterion
    Investment Management Company and Brown Brothers Harriman and Equitable Life Insurance Co.

M.B.A.--St. John's University; B.B.A.--Susquehanna University

HIGH QUALITY BOND
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                                                                              45

MALCOM S. DAY, CFA

PORTFOLIO MANAGER

Since 1995; 3 years prior investment management experience with Payden & Rygel

M.B.A.--University of California, Los Angeles; B.S.-- Northern University

HIGH QUALITY BOND

DOUGLAS FORSYTH, CFA

PORTFOLIO MANAGER

Since 1994; 3 years prior investment Management experience with AEGON USA

B.B.A.--University of Iowa

HIGH YIELD BOND

SUSAN MALONE

PORTFOLIO MANAGER

Since 1996; 7 years prior investment management experience with BEA Associates

M.B.A.--New York University; B.S.--Carnegie Mellon University

HIGH YIELD BOND, SHORT INTERMEDIATE AND HIGH QUALITY BOND

46

   PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION


INTERNATIONAL INVESTMENT RISKS AND CONSIDERATIONS



FOREIGN SECURITIES. The Worldwide Growth, Global Blue Chip, Global Growth & Income, Global Technology, International Core Growth, International Small Cap Growth, Emerging Countries, Pacific Rim and Latin America invest in foreign securities as a principal strategy. The remainder of the Funds may invest in foreign securities as a non-principal strategy. The Funds do not consider ADRs and other similar receipts or shares to be foreign securities.


CURRENCY FLUCTUATIONS. When a Fund invests in instruments issued by foreign companies, the principal, income and sales proceeds may be paid to the Fund in local foreign currencies. A reduction in the value of local currencies relative to the U.S. dollar could mean a corresponding reduction in the value of a Funds' investments. Also, a Fund may incur costs when converting from one currency to another.

SOCIAL, POLITICAL AND ECONOMIC FACTORS. The economies of many of the countries where the Funds may invest may be subject to a substantially greater degree of social, political and economic instability than the United States. This instability might impair the financial conditions of issuers or disrupt the financial markets in which the Funds invest.

The economies of foreign countries may differ significantly from the economy of the United States as to, for example, the rate of growth of gross domestic product or rate of inflation. Governments of many foreign countries continue to exercise substantial control over private enterprise and own or control many companies. Government actions could have a significant impact on economic conditions in certain countries which could affect the value of the securities in the Funds.

A number of Asian and Latin American countries are currently experiencing economic difficulties and significant declines in values in their financial markets. The unsettled condition of several Asian and Latin American financial markets has also affected emerging markets in other countries and regions. These conditions could continue or deteriorate further in the future.

INFLATION. Certain foreign countries, especially many emerging countries, have experienced substantial, and in some periods extremely high and volatile, rates of inflation. Rapid fluctuations in inflation rates and wage and price controls may continue to have unpredictable effects on the economies, companies and securities markets of these countries.

DIFFERENCES IN SECURITIES MARKETS. The securities markets in foreign countries have substantially less trading volume than the markets in the United States and debt and equity securities of many companies listed on such markets may be less liquid and more volatile than comparable securities in the United States. Some of the stock exchanges in foreign countries, to the extent that established markets exist, are in the earlier stages of their development. The limited liquidity of certain securities markets may affect the ability of each Fund to buy and sell securities at the desired price and time.

Trading practices in certain foreign countries are also significantly different from those in the United States. Although brokerage commissions are generally higher than those in the U.S., the Investment Adviser will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Funds are not fully invested, or could result in a Fund being unable to sell a security in a falling market.

CUSTODIAL AND REGISTRATION PROCEDURES. Systems for the registration and transfer of securities in foreign markets can be less developed than similar systems in the United States. There may be no standardized process for registration of securities or a central registration system to track share ownership. The process for transferring shares may be cumbersome, costly, time-consuming and uncertain.

GOVERNMENT SUPERVISION OF SECURITIES MARKETS. Disclosure and regulatory standards in many foreign countries are, in many respects, less stringent than those in the United States. There may be less government supervision and regulation of securities exchanges, listed companies, investors, and brokers in foreign countries than in the United States, and enforcement of existing regulations may be extremely limited.

FINANCIAL INFORMATION AND REPORTING STANDARDS. Issuers in foreign countries are generally subject to accounting, auditing, and financial standards and requirements that differ, in some cases materially, from those in the United States. In particular, the assets and profits appearing in financial statements may not reflect their financial position or results in the way they would be reflected had the statements been prepared in accordance with U.S. generally accepted accounting principles. Consequently, financial data may not reflect the true condition of those issuers and securities markets.

GENERAL FIXED INCOME SECURITIES RISKS


The Global Growth & Income, Convertible, Short-Intermediate, High Quality Bond and High Yield Bond Funds invest in debt securities as a principal strategy. The remainder of the Funds may invest in debt securities as a non-principal strategy. The debt securities in which the Funds invest may be of any maturity. Fixed income securities are subject to the following risks:


MARKET RISK. Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater affect on fixed income securities with longer durations.

CREDIT RISK. Credit risk is the possibility that an issuer will default (the issuer fails to repay interest and principal when due). If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the rating of the fixed income security, the greater the credit risk.

Lower rated fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of the security and the yield of a U.S. Treasury security with a comparable maturity (the "spread") measures the additional interest received for taking risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

CALL RISK. Call risk is the possibility that an issuer may redeem a fixed income security before maturity ("call") at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS. Fixed income securities that have noninvestment grade credit ratings, have not been rated or that are not widely held may trade less frequently than other securities. This may increase the price volatility of these securities.

FOREIGN RISKS. Foreign debt securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Debt securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors. Due to these risk factors, foreign debt securities may be more volatile and less liquid than similar securities traded in the U.S.


INVESTMENT GRADE BOND RISK. The debt securities in which the High Quality Bond Fund invests as a principal strategy will be rated "Baa" or higher by Moody's Investors Service, Inc. or "BBB" or higher by Standard & Poor's Corporation or unrated if determined by the Investment Adviser to be of comparable quality. In the event the rating of a debt security held by the Fund is downgraded below investment grade, the Investment Adviser will sell the security as promptly as possible.


LOWER RATED SECURITIES ("HIGH RISK BONDS") RISKS


The Global Growth & Income, Convertible, High Quality Bond and High Yield Funds invest in debt securities rated below investment grade ("high risk bonds") as a principal strategy. The remainder of the Funds may invest in debt securities rated below investment grade as a non-principal strategy. These securities usually offer higher yields than higher-rated securities but are also subject to more risk than higher-rated securities.


Lower-rated or unrated debt obligations are more likely to react to developments affecting market and credit risks than are more high-rated securities, which react primarily to movements in interest rates. In the past, economic downturns or increases in interest rates caused a higher incidence of default by issuers of lower-rated securities.

In some cases, such obligations may be highly speculative, and may have poor prospects for reaching investment grade. To the extent the issuer defaults, the Fund may incur additional expenses in order to enforce its rights or to participate in a restructuring of the obligation. In addition, the prices of lower-rated securities generally tend to be more volatile and the market less liquid than those of higher-rated securities. Consequently, the Funds may at times experience difficulty in liquidating their investments at the desired times and prices.

48

   PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION

REPURCHASE AGREEMENTS AND RISKS

Each Fund may enter into repurchase agreements as a non-principal investment strategy that is, the purchase by the Fund of a security that a seller has agreed to buy back, usually within one to seven days. The seller's promise to repurchase the security is fully collateralized by securities equal in value to 102% of the purchase price, including accrued interest. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time. The Funds enter into these agreements only with brokers, dealers, or banks that meet credit quality standards established by the Board of Trustees.

SHORT SALES AND RISKS

A "short sale" is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at a lower price than at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. A short sale can be covered or uncovered. In a covered short sale, the Fund either
(1) borrows and sells securities it already owns (also known as a short sale "against the box"), or (2) deposits in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the difference between the market value of the securities and the short sale price. Use of uncovered short sales is a speculative investment technique and has potentially unlimited risk of loss. Accordingly, a Fund will not make uncovered short sales in an amount exceeding the lesser of 2% of the Fund's net assets or 2% of the securities of such class of the issuer. The Board of Trustees has determined that no Fund will make short sales if to do so would create liabilities or require collateral deposits of more than 25% of the Fund's total assets.

TEMPORARY INVESTMENTS AND RISKS

Each Fund may, from time to time, invest all of its assets in short-term instruments when the Investment Adviser determines that adverse market, economic, political or other conditions call for a temporary defensive posture. Such a defensive position may result in a Fund failing to achieve its investment objective.

LENDING OF PORTFOLIO SECURITIES' RISK


In order to generate additional income, the Fund may lend portfolio securities, on a short-term or a long-term basis, up to 30% of a Fund's total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy and under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to least 102% of the value of the securities loaned.


There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

HEDGING TRANSACTION RISKS

Each of the Funds may trade in derivative contracts to hedge portfolio holdings on a non-principal basis. Hedging activities are intended to reduce various kinds of risks. For example, in order to protect against certain events that might cause the value of its portfolio securities to decline, the Fund can buy or sell a derivative contract (or a combination of derivative contracts) intended to rise in value under the same circumstances. Hedging activities will not eliminate risk, even if they work as they are intended to. In addition, these strategies are not always successful, and could result in increased expenses and losses to the Fund. The Fund may trade in the following types of derivative contracts.


FUTURES CONTRACTS provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified when the contract is made. Futures contracts traded OTC are frequently referred to as forward contracts. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts. The Fund can buy or sell futures contracts on portfolio securities or indexes and engage in foreign currency forward contracts.


OPTIONS are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium," from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

When the Fund uses financial futures and options on financial futures as hedging devices, much depends on the ability of the portfolio manager to predict market conditions based upon certain economic analysis and factors. There is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the portfolio managers could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contracts or options.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Investment Adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

THE YEAR 2000

Information technology is critical to the Funds' operations. Many existing information technology products and systems containing embedded processor technology were originally programmed to represent any date by using six digits (e.g., 12/31/99), as opposed to eight digits (e.g., 12/31/1999). Accordingly such products and systems may experience malfunctions, miscalculations or disruptions when attempting to process information containing dates that fall after December 31, 1999 or when attempting to recognize the year 2000 as a leap year. These potential problems are collectively referred to as the "Y2K" problem.

There is a risk that outside service agents, such as transfer agents, portfolio accountants, stock brokers, and custodians who perform certain mission critical processing may not have remedied all of their Y2K problems. Additionally, a portion of the Funds' business involves international investments, thereby exposing the Funds to operations, custody and settlement processes outside the United States where Y2K risks may not be readily understood. Accordingly, if not addressed, Y2K issues could result in the Funds' inability to perform its mission critical functions, including trading and settling tades of portfolio securities and processing shareholder transactions.

The Investment Adviser has established an enterprise-wide project to address the issue. This includes testing, assessing, and remedying its own internal systems as well as monitoring the progress of outside service providers, international custodians and foreign brokers in addressing Y2K issues. Despite these precautions, no guarantee can be made that Y2K-related disruptions will not occur.

EURO

On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each participating state's currency and, on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Funds will treat the euro as a separate currency from that of any participating state.

The conversion may adversely affect a Fund if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Funds' service providers, or by entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following, euro conversion. In addition, the conversion could cause markets to become more volatile.


The overall effect of the transition of member states' currencies to the euro is not known at this time. It is likely that more general short- and long-term ramifications can be expected, such as changes in the economic environment and change in the behavior of investors, which would affect a Fund's investments and its net asset value.


The Investment Adviser has taken steps: (1) that it believes will reasonably address euro-related changes to enable the Trust and its service providers to process transactions accurately and completely with minimal disruption to business activities; and (2) obtain reasonable assurances that appropriate steps have been taken by the Fund's other service providers to address the conversion. The Trust has not borne any expense relating to these actions.

50

   PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION

BOND QUALITY

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds Rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest-rated class of bonds, and such issues can be regarding as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-Rating.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

52

   FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance for the period since commencement of operations. Certain information reflects financial results for a share of the predecessor Institutional Portfolio outstanding throughout each period indicated. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). The figures have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1999 and the prior three fiscal years, if any, and by another independent auditor with respect to commencement of operations through March 31, 1995. Please read in conjunction with the Trust's 1998 Semi Annual and Annual Reports which are available upon request.



                                                                      INCOME FROM
                                                                 INVESTMENT OPERATIONS                  LESS DISTRIBUTIONS
                                                                -----------------------                        FROM:
                                                                                NET                    ---------------------
                                                                              REALIZED                 DIVIDENDS
                                                       NET         NET          AND                       FROM        NET
                                                      ASSET     INVESTMENT   UNREALIZED   TOTAL FROM      NET       REALIZED
                                                      VALUE       INCOME       GAINS      INVESTMENT   INVESTMENT   CAPITAL
                                                    BEGINNING     (LOSS)      (LOSSES)    OPERATIONS     INCOME      GAINS

                                                      US EQUITY FUNDS
LARGE CAP GROWTH
    For the year ended 3/31/99                       $16.50       $ 0.01       $10.53       $10.54       $   --      $(0.15)
    For the year ended 3/31/98                        13.00        (0.02)        7.55         7.53           --       (4.03)
    12/27/96 (commenced) to 3/31/97                   12.50           --         0.50         0.50           --          --
MID CAP GROWTH
    For the year ended 3/31/99                       $17.16       $(0.10)      $ 2.76       $ 2.66       $   --      $(0.65)
    For the year ended 3/31/98                        15.39        (0.07)        6.00         5.93           --       (4.16)
    For the year ended 3/31/97                        16.26        (0.08)        0.49         0.41           --       (1.28)
    For the year ended 3/31/96                        12.62        (0.03)        4.47         4.44           --       (0.80)
    For the year ended 3/31/95                        12.68        (0.01)        0.38         0.37           --       (0.43)
    4/19/93 (commenced) to 3/31/94                    12.50        (0.01)        0.92         0.91           --       (0.73)
SMALL CAP GROWTH
    For the year ended 3/31/99                       $14.17       $(0.14)      $ 0.17       $ 0.03       $   --      $(0.67)
    For the year ended 3/31/98                        11.06        (0.03)        5.10         5.07           --       (1.96)
    For the year ended 3/31/97                        15.10        (0.08)       (0.31)       (0.39)          --       (3.65)
    For the year ended 3/31/96                        11.58        (0.11)        4.45         4.34           --       (0.82)
    For the year ended 3/31/95                        11.38        (0.05)        0.95         0.90           --       (0.70)
    10/1/93 (commenced) to 3/31/94                    12.50        (0.04)       (0.69)       (0.73)          --       (0.39)
MINI CAP GROWTH
    For the year ended 3/31/99                       $25.05       $(0.42)      $(3.05)      $(3.47)      $   --      $(1.34)
    For the year ended 3/31/98                        15.94        (0.17)       10.93        10.76           --       (1.65)
    For the year ended 3/31/97                        15.85        (0.17)        0.84         0.67           --       (0.58)
    7/12/95 (commenced) to 3/31/96                    12.50        (0.05)        3.40         3.35           --          --
VALUE
    For the year ended 3/31/99                       $21.90       $ 0.13       $ 0.80       $ 0.93       $(0.12)     $(1.81)
    For the year ended 3/31/98                        15.06           --         8.27         8.27           --       (1.43)
    4/30/96 (commenced) to 3/31/97                    12.50         1.50         3.11         4.61        (1.44)      (0.61)
CONVERTIBLE
    For the year ended 3/31/99                       $18.64       $ 0.50       $ 3.11       $ 3.61       $(0.54)     $(0.18)
    For the year ended 3/31/98                        14.97         0.47         4.20         4.67        (0.47)      (0.53)
    For the year ended 3/31/97                        14.45         0.51         1.51         2.02        (0.52)      (0.98)
    For the year ended 3/31/96                        11.86         0.53         2.59         3.12        (0.53)         --
    For the year ended 3/31/95                        13.39         0.54        (0.85)       (0.31)       (0.54)      (0.68)
    4/19/93 (commenced) to 3/31/94                    12.50         0.42         2.12         2.54        (0.42)      (1.23)
                                                   US FIXED INCOME FUNDS
SHORT INTERMEDIATE
    For the year ended 3/31/99                       $12.76       $ 0.79       $(0.04)      $ 0.75       $(0.79)     $   --
    For the year ended 3/31/98                        12.66         0.83         0.10         0.93        (0.83)         --
    For the year ended 3/31/97                        12.79         0.79        (0.13)        0.66        (0.79)         --
    8/31/95 (commenced) to 3/31/96                    12.50         0.37         0.29         0.66        (0.37)         --
HIGH QUALITY BOND
    For the year ended 3/31/99                       $13.10       $ 0.83       $(0.05)      $ 0.78       $(0.78)     $(0.39)
    For the year ended 3/31/98                        12.54         0.84         0.70         1.54        (0.84)      (0.14)
    For the year ended 3/31/97                        12.72         0.79        (0.17)        0.62        (0.80)         --
    8/31/95 (commenced) to 3/31/96                    12.50         0.45         0.47         0.92        (0.44)      (0.26)
HIGH YIELD BOND
    For the year ended 3/31/99                       $13.46       $ 1.25       $(1.06)      $ 0.19       $(1.28)     $   --
    For the year ended 3/31/98                        13.20         1.11         2.02         3.13        (1.15)      (1.72)
    7/31/96 (commenced) to 3/31/97                    12.50         0.74         0.95         1.69        (0.73)      (0.26)

                                                                                                   RATIOS TO AVERAGE NET
                                                                                                        ASSETS (a)
                                                      NET ASSET                   NET ASSETS,    -------------------------
                                                        VALUE          TOTAL         ENDING      NET INVESTMENT    TOTAL
                                                    END OF PERIOD     RETURN       (IN 000s)         INCOME       EXPENSES

                                                     US EQUITY FUNDS
LARGE CAP GROWTH
    For the year ended 3/31/99                         $26.89           64.28%      $  5,940          (0.01%)        1.63%
    For the year ended 3/31/98                          16.50           63.32%         2,556          (0.17%)        3.67%
    12/27/96 (commenced) to 3/31/97                     13.00            4.00%         1,293          (0.06%)        4.99%
MID CAP GROWTH
    For the year ended 3/31/99                         $19.17           16.09%      $165,014          (0.44%)        1.04%
    For the year ended 3/31/98                          17.16           42.49%       169,412          (0.72%)        1.19%
    For the year ended 3/31/97                          15.39            1.74%       156,443          (0.45%)        1.02%
    For the year ended 3/31/96                          16.26           35.81%       149,969          (0.32%)        1.06%
    For the year ended 3/31/95                          12.62            3.30%        72,826          (0.06%)        1.07%
    4/19/93 (commenced) to 3/31/94                      12.68            6.84%        77,947          (0.07%)        1.14%
SMALL CAP GROWTH
    For the year ended 3/31/99                         $13.53            1.03%      $213,149          (0.71%)        1.35%
    For the year ended 3/31/98                          14.17           47.38%       257,599          (1.16%)        1.44%
    For the year ended 3/31/97                          11.06           (5.66%)      167,230          (0.72%)        1.26%
    For the year ended 3/31/96                          15.10           38.27%       224,077          (0.62%)        1.20%
    For the year ended 3/31/95                          11.58            8.69%       206,696          (0.58%)        1.24%
    10/1/93 (commenced) to 3/31/94                      11.38           (6.06%)      165,940          (0.83%)        1.18%
MINI CAP GROWTH
    For the year ended 3/31/99                         $20.24          (13.78%)     $ 53,593          (1.18%)        1.70%
    For the year ended 3/31/98                          25.05           68.89%        82,122          (2.51%)        1.83%
    For the year ended 3/31/97                          15.94            3.90%        28,712          (1.08%)        1.99%
    7/12/95 (commenced) to 3/31/96                      15.85           26.80%        25,237          (0.98%)        2.46%
VALUE
    For the year ended 3/31/99                         $20.90            4.43%      $ 15,322           0.87%         2.11%
    For the year ended 3/31/98                          21.90           57.78%        10,260           2.33%         2.46%
    4/30/96 (commenced) to 3/31/97                      15.06           26.77%         3,062           1.64%         3.34%
CONVERTIBLE
    For the year ended 3/31/99                         $21.53           19.93%      $ 88,590           2.67%         1.07%
    For the year ended 3/31/98                          18.64           31.78%        80,084           6.25%         1.20%
    For the year ended 3/31/97                          14.97           14.37%        18,344           3.43%         1.37%
    For the year ended 3/31/96                          14.45           26.69%        17,239           3.88%         1.53%
    For the year ended 3/31/95                          11.86           (2.02%)       12,506           4.28%         1.48%
    4/19/93 (commenced) to 3/31/94                      13.39           20.18%        18,332           3.36%         1.50%
                                                  US FIXED INCOME FUNDS
SHORT INTERMEDIATE
    For the year ended 3/31/99                         $12.72            6.02%      $ 18,467           6.11%         1.34%
    For the year ended 3/31/98                          12.76            7.50%        13,535          13.03%         1.51%
    For the year ended 3/31/97                          12.66            5.30%         5,364           6.18%         2.86%
    8/31/95 (commenced) to 3/31/96                      12.79            5.33%         4,726           5.81%         3.17%
HIGH QUALITY BOND
    For the year ended 3/31/99                         $12.71            6.14%      $ 15,735           6.41%         1.15%
    For the year ended 3/31/98                          13.10           12.60%        15,759          12.80%         1.64%
    For the year ended 3/31/97                          12.54            4.98%        15,865           6.12%         3.74%
    8/31/95 (commenced) to 3/31/96                      12.72            5.49%         4,413           6.39%         6.45%
HIGH YIELD BOND
    For the year ended 3/31/99                         $12.37            1.69%      $ 11,319           9.79%         1.09%
    For the year ended 3/31/98                          13.46           25.49%        10,771           8.28%         2.66%
    7/31/96 (commenced) to 3/31/97                      13.20           13.90%         4,608           8.47%         1.95%

                                                        RATIOS TO AVERAGE NET
                                                             ASSETS (a)
                                                    -----------------------------
                                                                                      PORTFOLIO
                                                       EXPENSE                        TURNOVER
                                                    REIMBURSEMENTS    NET EXPENSES      RATE

LARGE CAP GROWTH
    For the year ended 3/31/99                           (0.65%)           0.98%         253%
    For the year ended 3/31/98                           (2.66%)           1.01%         306%
    12/27/96 (commenced) to 3/31/97                      (3.99%)           1.00%         321%
MID CAP GROWTH
    For the year ended 3/31/99                           (0.08%)           0.96%         154%
    For the year ended 3/31/98                           (0.22%)           0.97%         200%
    For the year ended 3/31/97                           (0.02%)           1.00%         153%
    For the year ended 3/31/96                           (0.08%)           0.98%         114%
    For the year ended 3/31/95                           (0.08%)           0.99%          98%
    4/19/93 (commenced) to 3/31/94                       (0.17%)           0.97%          85%
SMALL CAP GROWTH
    For the year ended 3/31/99                           (0.10%)           1.25%          90%
    For the year ended 3/31/98                           (0.25%)           1.19%          92%
    For the year ended 3/31/97                           (0.09%)           1.17%         113%
    For the year ended 3/31/96                           (0.04%)           1.16%         130%
    For the year ended 3/31/95                           (0.06%)           1.18%         100%
    10/1/93 (commenced) to 3/31/94                       (0.01%)           1.17%          51%
MINI CAP GROWTH
    For the year ended 3/31/99                           (0.11%)           1.59%         115%
    For the year ended 3/31/98                           (0.26%)           1.57%         113%
    For the year ended 3/31/97                           (0.43%)           1.56%         164%
    7/12/95 (commenced) to 3/31/96                       (0.91%)           1.55%         107%
VALUE
    For the year ended 3/31/99                           (1.12%)           0.99%         147%
    For the year ended 3/31/98                           (1.45%)           1.01%          55%
    4/30/96 (commenced) to 3/31/97                       (2.34%)           1.00%         139%
CONVERTIBLE
    For the year ended 3/31/99                           (0.11%)           0.96%         138%
    For the year ended 3/31/98                           (0.23%)           0.97%         160%
    For the year ended 3/31/97                           (0.37%)           1.00%         167%
    For the year ended 3/31/96                           (0.53%)           1.00%         145%
    For the year ended 3/31/95                           (0.48%)           1.00%         126%
    4/19/93 (commenced) to 3/31/94                       (0.51%)           0.99%         178%

SHORT INTERMEDIATE
    For the year ended 3/31/99                           (1.00%)           0.34%         104%
    For the year ended 3/31/98                           (1.15%)           0.36%         197%
    For the year ended 3/31/97                           (2.51%)           0.35%         132%
    8/31/95 (commenced) to 3/31/96                       (2.82%)           0.35%         114%
HIGH QUALITY BOND
    For the year ended 3/31/99                           (0.72%)           0.43%         274%
    For the year ended 3/31/98                           (1.18%)           0.46%         407%
    For the year ended 3/31/97                           (3.29%)           0.45%         190%
    8/31/95 (commenced) to 3/31/96                       (6.00%)           0.45%          60%
HIGH YIELD BOND
    For the year ended 3/31/99                           (0.41%)           0.68%         242%
    For the year ended 3/31/98                           (1.90%)           0.76%         484%
    7/31/96 (commenced) to 3/31/97                       (1.20%)           0.75%         465%


----------------------------------------

(a) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Net investment income ratios would have been lower had such reductions not occurred.

54

                                                       INCOME FROM
                                                  INVESTMENT OPERATIONS                  LESS DISTRIBUTIONS
                                                 -----------------------                        FROM:
                                                                 NET                    ---------------------
                                                               REALIZED                 DIVIDENDS
                                                    NET          AND                       FROM        NET
                                     NET ASSET   INVESTMENT   UNREALIZED   TOTAL FROM      NET       REALIZED
                                       VALUE       INCOME       GAINS      INVESTMENT   INVESTMENT   CAPITAL
                                     BEGINNING     (LOSS)      (LOSSES)    OPERATIONS     INCOME      GAINS

                                         INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  For the year ended 3/31/99          $18.55       $   --       $ 1.18       $ 1.18       $   --      $   --
  For the year ended 3/31/98           14.13        (0.02)        5.12         5.10           --       (0.68)
  12/27/96 (commenced) to 3/31/97      12.50           --         1.63         1.63           --          --
INTERNATIONAL SMALL CAP GROWTH
  For the year ended 3/31/99          $18.45       $ 0.03       $ 3.22       $ 3.25       $   --      $(0.58)
  For the year ended 3/31/98           17.02        (0.13)        5.50         5.37           --       (3.94)
  For the year ended 3/31/97           15.05           --         2.28         2.28        (0.08)      (0.23)
  For the year ended 3/31/96           13.09         0.06         2.02         2.08        (0.12)         --
  For the year ended 3/31/95           13.47         0.02        (0.22)       (0.20)       (0.06)      (0.12)
  12/31/93 (commenced) to 3/31/94      12.50         0.01         0.96         0.97           --          --
EMERGING COUNTRIES
  For the year ended 3/31/99          $17.15       $(0.01)      $(3.63)      $(3.64)      $   --      $(0.07)
  For the year ended 3/31/98           17.45         0.09         1.23         1.32           --       (1.62)
  For the year ended 3/31/97           14.02        (0.06)        3.67         3.61        (0.05)      (0.13)
  For the year ended 3/31/96           10.91           --         3.16         3.16        (0.05)         --
  11/28/94 (commenced) to 3/31/95      12.50         0.08        (1.66)       (1.58)       (0.01)         --
PACIFIC RIM
  For the year ended 3/31/99          $12.66       $(0.07)      $(0.26)      $(0.33)      $   --      $   --
  12/31/97 (commenced) to 3/31/98      12.50         0.02         0.14         0.16           --          --
LATIN AMERICA
  For the year ended 3/31/99          $13.92       $ 0.06       $(2.27)      $(2.21)      $(0.15)     $   --
  11/28/97 (commenced) to 3/31/98      12.50         0.15         1.27         1.42           --          --
                                             GLOBAL EQUITY FUNDS
WORLDWIDE GROWTH
  For the year ended 3/31/99          $17.90       $ 0.67       $ 5.16       $ 5.83       $(0.64)     $(0.83)
  For the year ended 3/31/98           14.21         0.25         4.56         4.81           --       (1.12)
  For the year ended 3/31/97           15.42        (0.12)        2.08         1.96           --       (3.17)
  For the year ended 3/31/96           13.06         0.06         2.58         2.64        (0.28)         --
  For the year ended 3/31/95           13.15        (0.01)       (0.04)       (0.05)       (0.04)         --
  10/1/93 (commenced) to 3/31/94       12.50           --         0.65         0.65           --          --
GLOBAL BLUE CHIP
  For the year ended 3/31/99          $14.81       $(0.05)      $ 5.86       $ 5.81       $   --      $(0.14)
  9/30/97 (commenced) to 3/31/98       12.50           --         2.31         2.31           --          --
GLOBAL GROWTH & INCOME
  For the year ended 3/31/99          $14.25       $ 0.22       $ 1.55       $ 1.77       $(0.13)     $(0.68)
  6/30/97 (commenced) to 3/31/98       12.50         0.34         3.86         4.20        (0.34)      (2.11)
GLOBAL TECHNOLOGY
  7/31/98 (commenced) to 3/31/99      $12.50       $(0.05)      $32.19       $32.14       $   --      $   --

                                       NET ASSET                NET ASSETS,
                                         VALUE        TOTAL        ENDING
                                     END OF PERIOD    RETURN     (IN 000s)

                         INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  For the year ended 3/31/99            $19.73         6.43%      $107,890
  For the year ended 3/31/98             18.55        36.91%        32,305
  12/27/96 (commenced) to 3/31/97        14.13        13.04%         4,593
INTERNATIONAL SMALL CAP GROWTH
  For the year ended 3/31/99            $21.12        17.97%      $ 69,077
  For the year ended 3/31/98             18.45        37.02%        42,851
  For the year ended 3/31/97             17.02        15.25%        48,505
  For the year ended 3/31/96             15.05        15.99%        20,245
  For the year ended 3/31/95             13.09        (1.54%)       16,924
  12/31/93 (commenced) to 3/31/94        13.47         7.60%         3,668
EMERGING COUNTRIES
  For the year ended 3/31/99            $13.44       (21.22%)     $140,318
  For the year ended 3/31/98             17.15         8.77%        88,063
  For the year ended 3/31/97             17.45        25.48%        56,918
  For the year ended 3/31/96             14.02        29.06%         6,878
  11/28/94 (commenced) to 3/31/95        10.91       (12.64%)        2,021
PACIFIC RIM
  For the year ended 3/31/99            $12.33        (2.69%)     $  1,099
  12/31/97 (commenced) to 3/31/98        12.66         1.28%         1,197
LATIN AMERICA
  For the year ended 3/31/99            $11.56       (15.78%)     $  1,774
  11/28/97 (commenced) to 3/31/98        13.92        11.14%         1,184
                            GLOBAL EQUITY FUNDS
WORLDWIDE GROWTH
  For the year ended 3/31/99            $22.26        34.28%      $ 74,523
  For the year ended 3/31/98             17.90        35.08%        11,686
  For the year ended 3/31/97             14.21        13.18%         2,656
  For the year ended 3/31/96             15.42        20.37%         3,613
  For the year ended 3/31/95             13.06        (0.34%)        4,087
  10/1/93 (commenced) to 3/31/94         13.15         5.20%         2,982
GLOBAL BLUE CHIP
  For the year ended 3/31/99            $20.48        39.55%      $ 10,414
  9/30/97 (commenced) to 3/31/98         14.81        18.48%         7,320
GLOBAL GROWTH & INCOME
  For the year ended 3/31/99            $15.21        13.13%      $  5,589
  6/30/97 (commenced) to 3/31/98         14.25        36.25%         6,065
GLOBAL TECHNOLOGY
  7/31/98 (commenced) to 3/31/99        $44.64       257.20%      $ 24,094

                                                  RATIOS TO AVERAGE NET ASSETS (a)
                                     --------------------------------------------------------
                                                                                                   PORTFOLIO
                                     NET INVESTMENT    TOTAL        EXPENSE            NET         TURNOVER
                                         INCOME       EXPENSES   REIMBURSEMENTS      EXPENSES        RATE
                         INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  For the year ended 3/31/99              (0.01%)        1.59%        (0.24%)           1.35%         214%
  For the year ended 3/31/98              (0.12%)        1.92%        (0.51%)           1.41%         274%
  12/27/96 (commenced) to 3/31/97          0.43%         3.14%        (1.74%)           1.40%          76%
INTERNATIONAL SMALL CAP GROWTH
  For the year ended 3/31/99              (0.30%)        1.53%        (0.15%)           1.38%         146%
  For the year ended 3/31/98              (0.91%)        1.94%        (0.53%)           1.41%         198%
  For the year ended 3/31/97              (0.38%)        1.68%        (0.28%)           1.40%         206%
  For the year ended 3/31/96               0.34%         2.44%        (1.04%)           1.40%         141%
  For the year ended 3/31/95               0.19%         1.92%        (0.52%)           1.40%          75%
  12/31/93 (commenced) to 3/31/94          0.36%         2.35%        (0.95%)           1.40%          24%
EMERGING COUNTRIES
  For the year ended 3/31/99               0.11%         1.97%        (0.30%)           1.67%         213%
  For the year ended 3/31/98               1.15%         2.02%        (0.36%)           1.66%         243%
  For the year ended 3/31/97              (0.52%)        1.87%        (0.22%)           1.65%         176%
  For the year ended 3/31/96               0.29%         3.59%        (1.94%)           1.65%         118%
  11/28/94 (commenced) to 3/31/95          1.73%         2.14%        (0.49%)           1.65%          61%
PACIFIC RIM
  For the year ended 3/31/99              (0.67%)       14.68%       (13.11%)           1.57%         450%
  12/31/97 (commenced) to 3/31/98          0.74%         4.50%        (3.10%)           1.40%          86%
LATIN AMERICA
  For the year ended 3/31/99               0.95%        14.61%       (12.97%)           1.64%         575%
  11/28/97 (commenced) to 3/31/98          3.33%         5.20%        (3.55%)           1.65%         188%
                            GLOBAL EQUITY FUNDS
WORLDWIDE GROWTH
  For the year ended 3/31/99               0.19%         1.51%        (0.17%)           1.34%         247%
  For the year ended 3/31/98              (0.31%)        1.87%        (0.51%)           1.36%         202%
  For the year ended 3/31/97              (0.43%)        3.05%        (1.70%)           1.35%         182%
  For the year ended 3/31/96               0.20%         2.60%        (1.25%)           1.35%         132%
  For the year ended 3/31/95               0.05%         2.50%        (1.15%)           1.35%          99%
  10/1/93 (commenced) to 3/31/94           0.05%         3.58%        (2.24%)           1.34%          95%
GLOBAL BLUE CHIP
  For the year ended 3/31/99              (0.31%)        3.14%        (1.81%)           1.33%         419%
  9/30/97 (commenced) to 3/31/98          (0.06%)        2.14%        (0.94%)           1.20%         238%
GLOBAL GROWTH & INCOME
  For the year ended 3/31/99               1.64%         4.37%        (2.96%)           1.41%         328%
  6/30/97 (commenced) to 3/31/98           7.13%         2.45%        (1.09%)           1.36%         413%
GLOBAL TECHNOLOGY
  7/31/98 (commenced) to 3/31/99          (0.84%)        4.12%        (2.69%)           1.43%         254%


----------------------------------------

(a) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Net investment income ratios would have been lower had such reductions not occurred.

56

   PRIOR PERFORMANCE OF CERTAIN FUNDS AND THEIR PREDECESSORS

    The following tables set forth historical performance information for the Mid Cap Growth, Convertible and International Small Cap Growth Funds (the "Funds") as their respective pool of assets converted from one form of legal entity to another. Each Fund's performance includes historical performance of comparable managed institutional separate accounts ("Institutional Accounts") managed by the Investment Adviser prior to the Funds' inception. The Investment Adviser has advised the Trust that the Institutional Accounts were operated with materially equivalent investment objectives, policies, strategies and restrictions as the Funds.

    The Mid Cap Growth Fund performance includes performance information for Whitehall Partners, a California limited partnership whose total assets were transferred to the Mid Cap Growth Fund in April 1993. The Convertible Fund includes performance information for Coventry Partners, a California limited partnership whose total assets were transferred to the Convertible Fund in April 1993. The International Small Cap Growth Fund includes performance information for Huntington Partners, a California limited partnership whose assets were transferred to the International Small Cap Growth Fund in January 1994.

    Until July 24, 1998, the Funds were organized in the Nicholas-Applegate "master-feeder" investment structure. Under that structure, the Nicholas-Applegate Mutual Funds invested all of their assets in corresponding portfolios, or series, of the Nicholas-Applegate Investment Trust (the "Trust"). On July 24, 1998, the "master-feeder" arrangement was reorganized into multi-class structure in which the Nicholas-Applegate Mutual Funds invested in securities directly and offered various classes of shares.

    In May 1999, the Trust became the successor entity to the assets of the Class I shares of the Nicholas-Applegate Mutual Funds when, substantially all of those "Institutional" assets transferred to the Trust. The investment objective, policies and limitations of the portfolios of the Trust are identical in every respect to the corresponding portfolios of the Nicholas-Applegate Mutual Funds. The investment management fees and expense limitations are also identical.

    The performance returns for the Institutional Accounts have been adjusted to reflect the deduction of the fees and expenses of the Funds and, for the period preceding the period the reorganization of the Trust, the proportionate shares of the operating expenses of the corresponding master funds of the Master Trust (including advisory fees), and give effect to transaction costs as well as reinvestment of income and gains. However, the prior investment partnerships were not registered under the Investment Company Act and were therefore not subject to the investment restrictions imposed by the Act; if they had been so registered, their performance might have been lower.

    The performance results presented may not necessarily equal the return experienced by any particular shareholder or partner as a result of the timing of investments and redemptions. In addition, the results do not reflect the effect of income or excise taxes on any shareholder, partner or trust beneficiary.

                                                                           INTERNATIONAL SMALL
                          MID CAP GROWTH            CONVERTIBLE          CAP GROWTH PERFORMANCE
                           PERFORMANCE              PERFORMANCE
                                   RUSSELL                  CS FIRST    INTERNATIONAL   SALOMON
                       MID CAP     MID CAP                   BOSTON       SMALL CAP      EPAC/
                        GROWTH      GROWTH    CONVERTIBLE  CONVERTIBLE     GROWTH         EMI
  YEAR                   FUND      INDEX(1)      FUND       INDEX(2)        FUND        INDEX(3)
  1985(4)               24.74%       n/a          n/a          n/a           n/a          n/a
  1986(4)               32.85       17.55%        n/a          n/a           n/a          n/a
  1987                   3.59        2.76       (3.12)%      (0.22)%         n/a          n/a
  1988                  12.67       12.92        19.88        13.41          n/a          n/a
  1989                  33.92       31.48        28.39        13.76          n/a          n/a
  1990(4)                0.73       (5.13)       1.84        (6.89)       (17.48)%      (16.96)%
  1991                  55.52       47.02        38.36        29.11         11.78         6.66
  1992                  13.55        8.71        9.84         17.58        (12.36)      (15.42)
  1993                  19.77      (11.19)       27.08        18.55         26.03        30.34
  1994                 (10.52)      (2.17)      (7.59)       (4.72)         8.61          9.44
  1995(4)               38.67       33.99        22.26        23.72         6.00          4.79
  1996                  16.46       17.48        21.02        13.84         18.27         6.47
  1997                  16.66       22.58        23.30        16.92         14.09       (10.27)
  1998                  14.65       17.86        21.54        6.55          36.34        14.05
  Last year(5)          16.09        8.90        19.93        2.30          17.97        (1.81)
  Last 5 years(5)       18.75       18.88        17.54        12.33         16.35         7.95
  Last 10 years(5)      19.51       16.98        17.33        12.08          n/a          n/a
  Since inception(5)    20.30       15.76        16.41        11.39         10.11         2.44



1 The Russell Midcap Growth Index measures the performance of those companies among the 800 smallest companies in the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Russell Midcap Growth Index is considered generally representative of the U.S. market for midcap stocks. The average market capitalization is approximately $4 billion, the median market capitalization is approximately $2.5 billion, and the largest company in the Index had an approximate market capitalization of $8.7 billion. This Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index was not available until 1986.
2 The CS First Boston Convertible Index is an unmanaged market weighted index representing the universe of convertible securities, whether they are convertible preferred stocks or convertible bonds. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions or markups, or other expenses of investing.
3 The Salomon EPAC Extended Market Index ("EMI") is an unmanaged index that includes shares of approximately 2,800 companies in 22 countries excluding Canada and the United States. Companies included in the Index are smaller capitalization companies with available float market capitalizations greater than U.S. $100 million. Only issuers that are legally and practically available to outside investors are included in the Index. Index returns reflect the reinvestment of income dividends and capital gains distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing.
4 Performance Inception dates are as follows: Core Growth--September 30, 1985 (registration statement effective June 30, 1994); Convertible--December 31, 1986 (registration statement effective April 19, 1993); International Small Cap Growth-- June 7, 1990 (registration statement effective January 3,
     1994).
5    Through March 31, 1999.

      NEW ACCOUNT FORM (NON-IRA)

INSTITUTIONAL SHARES
FOR AN IRA ACCOUNT APPLICATION, CALL 800 - 551-8643.

N I C H O L A S-A P P L E G A T E-REGISTERED TRADEMARK-
MAIL TO:
Nicholas-Applegate Institutional Funds
PO Box 8326
Boston, MA 02266-8326
800 - 551-8043
 1. YOUR ACCOUNT REGISTRATION
--------------------------------------------------------------------------------
PLEASE PRINT. COMPLETE ONE SECTION ONLY. Joint account owners will be registered joint tenants with the right of survivorship unless otherwise indicated. It is the shareholder(s) responsibility to specify ownership designations which comply with applicable state law.

/ / INDIVIDUAL OR JOINT ACCOUNT
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _  - _ _  - _ _ _ _
                           First Name                         Middle Initial           Last Name             Social Security Number
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _  - _ _  - _ _ _ _
                      Joint Tenant (IF ANY)                   Middle Initial           Last Name             Social Security Number
/ / GIFT OR TRANSFER TO MINOR (UGMA/UTMA)
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                Custodian's First Name (ONLY ONE)             Middle Initial           Last Name
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                  Minor's First Name (ONLY ONE)               Middle Initial           Last Name
                               _ _                                           _ _ _  - _ _  - _ _ _ _
                                            _ _  - _ _  - _ _
     Minor's State of Residence        Minor's Date of Birth                    Minor's Social Security
                                                                                         Number

/ /  TRUST, CORPORATION, PARTNERSHIP OR OTHER ENTITY (CORPORATE RESOLUTION REQUIRED)
                                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                                        Name of Trust, Corporation or Other Entity
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                    _ _  - _ _  - _ _ _ _
                               Trustee Name(s) or Type of Entity                                Date of Trust Agreement
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _ _  - _ _ _ _ _ _ _
                                 Name of Beneficiary (OPTIONAL)                              Taxpayer Identification Number

  2. YOUR ADDRESS
--------------------------------------------------------------------------------
Do you have any other identically registered Nicholas-Applegate accounts?
 / / Yes / / No

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
Street Address or PO Box Number Apartment Number
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _         _ _         _ _ _ _ _  - _ _ _ _
City                                State            Zip
_ _ _  - _ _ _  - _ _ _ _
 Area Code        Home Phone
_ _ _  - _ _ _  - _ _ _ _
 Area Code        Business Phone
CITIZENSHIP:
/ / U.S.
/ / Resident Alien
/ / Non-resident Alien
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
Specify Country (if not U.S.)

  3. YOUR INVESTMENT
--------------------------------------------------------------------------------
Please select your fund. See prospectus for investment minimums.


                      CLASS                        AMOUNT
---------------------------------------------------------
Emerging Countries                   I(1205) / /   $
---------------------------------------------------------
International Small Cap Growth       I(1209) / /   $
---------------------------------------------------------
International Core Growth            I(1208) / /   $
---------------------------------------------------------
Worldwide Growth                     I(1214) / /   $
---------------------------------------------------------
Global Growth & Income               I(970) / /    $
---------------------------------------------------------
Global Blue Chip                     I(943) / /    $
---------------------------------------------------------
Pacific Rim                          I(789) / /    $
---------------------------------------------------------
Latin America                        I(787) / /    $
---------------------------------------------------------
Mini Cap Growth                      I(753) / /    $
---------------------------------------------------------
Small Cap Growth                     I(1212) / /   $
---------------------------------------------------------
Mid Cap Growth                       I(1211) / /   $
---------------------------------------------------------
Large Cap Growth                     I(1210) / /   $
---------------------------------------------------------
Convertible                          I(1204) / /   $
---------------------------------------------------------
Value                                I(1213) / /   $
---------------------------------------------------------
Short Intermediate                   I(182) / /    $
---------------------------------------------------------
High Quality Bond                    I(1207) / /   $
---------------------------------------------------------
High Yield Bond                      I(1206) / /   $
---------------------------------------------------------
Global Technology                    I(437) / /    $
---------------------------------------------------------
Other                                              $
---------------------------------------------------------
TOTAL                                              $
---------------------------------------------------------
---------------------------------------------------------
---------------------------------------------------------
---------------------------------------------------------
---------------------------------------------------------
---------------------------------------------------------


 4. YOUR METHOD OF PAYMENT
--------------------------------------------------------------------------------

/ / BY CHECK: Payable to NICHOLAS-APPLEGATE
INSTITUTIONAL FUNDS                                / / BY EXCHANGE: Fund name from which
(Third party checks will NOT be accepted.)                         you are exchanging                 _ _ _ _ _ _ _ _ _ _ _ _ _
/ / BY WIRE: Please call 1-800-551-8043 for your
account number                                     / / BY CONFIRM TRADE ORDER: Trade Order #          _ _ _ _ _ _ _ _ _ _ _ _ _

 5. YOUR DIVIDEND AND CAPITAL GAIN PAYMENT OPTIONS
--------------------------------------------------------------------------------
Distributions will automatically be reinvested in additional shares of your Fund(s) unless you check the box(es) below.
DIVIDENDS (CHECK ONE)   / / Reinvest  / / Cash            CAPITAL GAINS (CHECK
ONE)   / / Reinvest  / / Cash
/ / CROSS FUND REINVESTMENT+ (OPTIONAL)--Reinvest all dividends and capital gains into an existing account in another Nicholas-Applegate Fund.

From _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _  To  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                              Fund Name                                                        Fund Name


+MUST BE SAME ACCOUNT TYPE AND CLASS OF SHARES.


                                SERVICE OPTIONS
--------------------------------------------------------------------------------
 6. TELEPHONE REDEMPTIONS AND EXCHANGES
--------------------------------------------------------------------------------
This allows you to use the telephone to redeem or exchange shares, unless you check the box below. Redemptions will be made payable to the registered owner(s) and mailed to the address of record. Maximum redemption by telephone is $50,000.
/ / I do not want telephone redemption privilege.   / / I do not want telephone
exchange privilege.

 7. SYSTEMATIC INVESTMENT--TO MY MUTUAL FUND ACCOUNT VIA ACH
--------------------------------------------------------------------------------
/ / Check this box to invest on a regular basis from your bank account. Please complete "Checking Account Information" (SECTION 10).


    _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _   $_ _ ,_ _ _ ._ _   _ _     _                  _
                            Fund Name                                 Amount         Day* Monthly Quarterly (JAN/APRIL/JULY/OCT)
    _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _   $_ _ ,_ _ _ ._ _   _ _     _                  _
                            Fund Name                                 Amount         Day* Monthly Quarterly (JAN/APRIL/JULY/OCT)


*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.

  8. SYSTEMATIC EXCHANGES--FROM ONE NICHOLAS-APPLEGATE MUTUAL FUND ACCOUNT TO ANOTHER
--------------------------------------------------------------------------------
/ / Check this box to exchange on a regular basis from one Nicholas-Applegate account to another.

     FROM:
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _            $_ _ ,_ _ _ ._ _             _ _      _                    _
                   Fund Name                                 Amount                  Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
           Account Number (IF KNOWN)
     TO:
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _            $_ _ ,_ _ _ ._ _             _ _      _                    _
                   Fund Name                                 Amount                  Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
           Account Number (IF KNOWN)

*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.

  9. SYSTEMATIC WITHDRAWAL--FROM MY MUTUAL FUND ACCOUNT VIA ACH OR CHECK
--------------------------------------------------------------------------------
/ / Check this box to withdraw on a regular basis from my mutual fund account. Please complete "Checking Account Information" below (SECTION 10):


     BY ACH TO MY BANK ACCOUNT
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _            $_ _ ,_ _ _ ._ _             _ _      _                    _
                   Fund Name                                 Amount                  Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)
     BY CHECK (DO NOT NEED TO COMPLETE
     SECTION 10)
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _            $_ _ ,_ _ _ ._ _             _ _      _                    _
                                                                                     1 5
                   Fund Name                                 Amount                  Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)


  SEND PROCEEDS TO:
  / / Address of record
  / / Special Payee (LIST BELOW)

     INDIVIDUAL OR JOINT ACCOUNT
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _         _         _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
               First Name            Middle Initial            Last Name

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _ _ _ _ _ _ _ _ _ _ _ _ _    _ _              _ _ _ _ _  - _ _ _ _
           Address                           City               State                     Zip

*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.

  10. CHECKING ACCOUNT INFORMATION--FOR ACH OR REDEMPTIONS BY WIRE
--------------------------------------------------------------------------------
Must be completed for Sections 7 and 9. PLEASE ATTACH A VOIDED CHECK OR DEPOSIT SLIP.
          _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                              Name of Institution

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _ _ _ _ _ _ _ _ _ _ _ _ _    _ _      _ _ _ _ _  - _ _ _ _
           Address                           City               State              Zip

_ _ _ _ _ _ _ _ _        _ _ _ _ _ _ _ _ _ _ _ _ _
Bank ABA Routing Number        Bank Account Number
          _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
   Any joint owner of your bank account who is NOT a joint owner of your fund account(s) must sign above.

 11. DUPLICATE STATEMENTS
--------------------------------------------------------------------------------
/ / I wish to have a duplicate statement sent to the interested party listed below.
          _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                            Name of Interested Party

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _  _ _      _ _ _ _ _  - _ _ _ _
           Address                           City               State               Zip

                                                                   (SEE REVERSE)

 12. SIGNATURES
--------------------------------------------------------------------------------
BY SIGNING THIS NEW ACCOUNT FORM BELOW, I ASSURE THAT:
/ / I have received and read the prospectus for each of the Funds in which I am investing, and I believe each investment is suitable for me. I understand that the prospectus terms are incorporated into this New Account Form by reference.
/ / I authorize Nicholas-Applegate Institutional Funds, their affiliates and agents to act on any instructions believed to be genuine for any service authorized on this form. I agree they will not be liable for any resulting loss or expense.
/ / I am of legal age in my state and have the authority and legal capacity to purchase mutual fund shares.
/ / I understand that neither the fund(s) nor the distributor, Nicholas-Applegate Securities, is a bank and that fund shares are not obligations of or guaranteed by any bank or insured by the FDIC.
/ / I understand that mutual funds involve risks, including possible loss of principal.
I CERTIFY, UNDER PENALTIES OF PERJURY, THAT:
1. The Social Security or Taxpayer Identification Number shown on this form is correct. (If I fail to give the correct number or to sign this form, Nicholas-Applegate Institutional Funds may reject or redeem my investment. I may also be subject to any applicable IRS Backup Withholding for all distributions and redemptions.)
2. / / I am NOT currently subject to IRS Backup Withholding because (a) I have not been notified of it or (b) notification has been revoked.
  / / I am currently subject to IRS Backup Withholding.
I agree that neither Nicholas-Applegate Securities, the Trust, nor any of their affiliates will be responsible for the authenticity of any instructions given and shall be fully indemnified as to and held harmless from any and all direct and indirect liabilities, losses, or costs resulting from acting upon such transactions.

     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _          _ _  - _ _  - _ _ _ _
        Shareowner, Custodian, Trustee or Authorized Officer                       Date
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _          _ _  - _ _  - _ _ _ _
        Joint Owner, Custodian, Trustee or Authorized Officer                      Date

F O R  M O R E  I N F O R M A T I O N


More information on these Funds is available free upon request, including the following:



ANNUAL/SEMI-ANNUAL REPORT


Describes the Funds' performance, lists portfolio holdings and contains a letter from the Funds'
Investment Adviser discussing recent market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)

Provides more details about the Funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION:

BY TELEPHONE

Call 1-800-551-8643

BY MAIL  Write to:


Nicholas-Applegate Institutional Funds
600 West Broadway, Suite 3000
San Diego, CA 92101


BY E-MAIL  Send your request to www.nacm.com

ON THE INTERNET Text versions of the Funds' documents can be viewed online or downloaded from:

  SEC


  http://www.sec.gov


You can also obtain copies by visiting the SEC's
Public Reference Room in Washington, DC
(phone 1-800-SEC-0330) or sending your request and a duplicating fee to the SEC's Public
Reference Section, Washington, DC 20549-6009

N I C H O L A S-A P P L E G A T E-REGISTERED
TRADEMARK-


600 West Broadway
San Diego, CA 92101
800-551-8643
Nicholas-Applegate Securities, Distributor
Visit us at www.nacm.com



Nicholas-Applegate Institutional Funds



SEC file number: 333-71469



MFIPROI799

                 (This page has been left blank intentionally.)

       [NICHOLAS APPLEGATE LOGO]

                         INSTITUTIONAL FUNDS PROSPECTUS
                               RETIREMENT SHARES
------------------------------------
 GLOBAL FUNDS
 International Core Growth
 Emerging Countries
 US FUNDS
 Large Cap Growth
 Mid Cap Growth
 Small Cap Growth
 Value
 FIXED INCOME FUNDS
 High Quality Bond
 AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.


                                  JULY 9, 1999

---------------------------------------

   TABLE OF CONTENTS
--------------------------------------------------------------------------------
A FUND BY FUND LOOK AT GOALS,
STRATEGIES, RISKS AND HISTORICAL
PERFORMANCE.


                             GLOBAL FUNDS
                              International Core Growth                        1
                              Emerging Countries                               3
                             US FUNDS
                              Large Cap Growth                                 5
                              Mid Cap Growth                                   7
                              Small Cap Growth                                 9
                              Value                                           11
                             FIXED INCOME FUNDS
                              High Quality Bond                               13

--------------------------------------------------------------------------------
POLICIES AND INSTRUCTIONS FOR
OPENING, MAINTAINING AND
CLOSING AN ACCOUNT IN ANY
FUND.


                             SIMPLIFIED ACCOUNT INFORMATION
                              Opening an Account                              15
                              Buying Shares                                   15
                              Exchanging Shares                               15
                              Selling Shares                                  16
                              Signature Guarantees                            16



                             YOUR ACCOUNT
                              Transaction Policies                            17
                              Features and Account Policies                   17

--------------------------------------------------------------------------------
FURTHER INFORMATION THAT APPLIES
TO THE FUNDS AS A GROUP.


                             ORGANIZATION AND MANAGEMENT
                              Investment Adviser                              19
                              Investment Adviser Compensation                 19
                              Expense Waivers                                 19
                              Multi Class Structure                           19
                              Shareholder Services and
                                Distribution Plans                            19
                              Portfolio Turnover                              19
                              Portfolio Trades                                20
                              Portfolio Management                            20


--------------------------------------------------------------------------------


                             PRINCIPAL STRATEGIES, RISKS AND OTHER
                             INFORMATION                                      24



                             PRIOR PERFORMANCE OF CERTAIN FUNDS               30


                             FOR MORE INFORMATION                     Back Cover

   INTERNATIONAL CORE GROWTH FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in larger capitalized companies located in over 50 countries worldwide. Generally, this means companies whose stock market capitalizations are in the top 75% of publicly traded companies (generally with market capitalizations between $1.6 billion and $10.7 billion).


The Investment Adviser focuses on a "bottom-up" analysis on the financial conditions and competitiveness of individual companies worldwide. In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.



The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.



The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate of 300% or more.


[GRAPHIC]PRINCIPAL INVESTMENTS

The Fund normally invests at least 75% of its assets in equity securities. In addition, the Fund spreads its investments among countries, with at least 65% of its assets invested in companies located in at least three foreign countries. When in the opinion of the Investment Adviser greater investment opportunities exist the Fund may also invest in companies located in countries with emerging securities markets. The Fund may invest at least 35% of its assets in U.S. companies.

[GRAPHIC]PRIMARY RISKS


Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:



/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.



/ / FOREIGN SECURITIES RISKS--The prices of foreign securities may be further affected by other factors, including:



   CURRENCY EXCHANGE RATES--The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.



   POLITICAL AND ECONOMIC CONDITIONS--The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.



   REGULATIONS--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.



   MARKETS--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.



   EMERGING SECURITIES MARKETS--To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments and less established markets.



/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.



/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate is likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's performance.



See "Principal Strategies, Risks and Other Information" starting on page 24.

2

   INTERNATIONAL CORE GROWTH FUND

[GRAPHIC]PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
97                                                                     30.24%
98                                                                     21.26%
BEST QUARTER:                                                          Q2 '97     +17.12%
WORST QUARTER:                                                         Q3 '98     -14.83%


              AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/99
                                                    SINCE INCEPTION
                                        1 YEAR         (12/27/96)
---------------------------------------------------------------------
FUND                                        6.11            24.25
MSCI EAFE                                   6.04            10.40

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/99 WAS 10.41%.

INDEX: MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA, FAR
EAST INDEX (MSCI EAFE) IS AN UNMANAGED TOTAL-RETURN PERFORMANCE
BENCHMARK. IT IS A CAPITALIZATION-WEIGHTED INDEX REPRESENTATIVE OF
THE STOCK MARKET STRUCTURE OF EUROPE AND THE PACIFIC BASIN.

CLASS R SHARES ARE NEW AND THEREFORE CALCULATE THEIR PERFORMANCE
BASED UPON THE HISTORICAL PERFORMANCE OF A CORRESPONDING SERIES
(FUND) OF NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS ADJUSTED TO REFLECT
SHARE CLASS OPERATING EXPENSES.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.


[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        1.00%
----------------------------------------------------------------------------
Distribution (12b-1) fee+                                             0.00%
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.89%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.89%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.24%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.65%

+ Class R Shares have adopted a 12b-1 Plan that may pay a fee to the Distributor at an annual rate of up to 0.25% of their average daily net assets. The Fund has no current intention of activating the Plan and will give shareholders 60-days notice prior to activation of the Plan. See
  "Shareholder Services and Distribution Plans."

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2000, the
Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The
Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 19.


EXAMPLE:


THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:



    Year 1      Year 3      Year 5     Year 10
     $168        $570       $1,999      $1,969

   EMERGING COUNTRIES FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY
The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in stocks of companies located in countries with emerging securities markets--that is, countries with securities markets which are, in the opinion of the Investment Adviser, less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation emerging as investment markets. These are markets which have yet to reach a level of maturity associated with developed foreign stock markets, especially in terms of participation by investors.


The Investment Adviser seeks companies in the early stages of development believed to be undergoing a basic change in operations. In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.



The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate of 200% or more.


[GRAPHIC]PRINCIPAL INVESTMENTS

The Fund normally invests 75% of its assets in equity securities. Normally, at least 65% of its assets will be invested in companies located in at least three foreign countries with emerging securities markets. The Fund may invest at least 35% of its assets in U.S. companies.


[GRAPHIC]PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:



/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.



/ / SMALLER ISSUERS--Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.



/ / FOREIGN SECURITIES RISKS--The prices of foreign securities may be further affected by other factors, including:



   CURRENCY EXCHANGE RATES--The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.



   POLITICAL AND ECONOMIC CONDITIONS--The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.



   REGULATIONS--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.



   MARKETS--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.



   EMERGING SECURITIES MARKETS--The foreign securities risks are magnified in countries with emerging securities markets since these countries may have unstable governments and less established markets. These markets tend to be less liquid and more volatile, and offer less regulatory protection for investors. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenue from particular commodities, international aid or other assistance.



/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.



/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate is likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's performance.



See "Principal Strategies, Risks and Other Information" starting on page 24.

4

   EMERGING COUNTRIES FUND

[GRAPHIC]PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
95                                                                      6.77%
96                                                                     27.75%
97                                                                      9.79%
98                                                                    -21.42%
BEST QUARTER:                                                          Q2 '95     +15.12%
WORST QUARTER:                                                         Q3 '98     -25.99%


              AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/99
                                                    SINCE INCEPTION
                                        1 YEAR         (11/28/94)
---------------------------------------------------------------------
FUND                                      -21.42             4.53
MSCI EMF FREE                             -20.95            -7.91

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/99 WAS 34.45%.

INDEX: THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE
INDEX (MSCI EMF) IS COMPOSED OF COMPANIES REPRESENTATIVE OF THE
MARKET STRUCTURE OF 22 EMERGING MARKET COUNTRIES IN EUROPE, LATIN
AMERICA, AND THE PACIFIC BASIN. THE INDEX EXCLUDES CLOSED MARKETS AND
THOSE SHARES IN OTHERWISE FREE MARKETS WHICH ARE NOT PURCHASABLE BY
FOREIGNERS. THE INDEX IS UNMANAGED.

CLASS R SHARES ARE NEW AND THEREFORE CALCULATE THEIR PERFORMANCE
BASED UPON THE HISTORICAL PERFORMANCE OF A CORRESPONDING SERIES
(FUND) OF NICHOLAS-APPLEGATE INVESTMENT TRUST ADJUSTED TO REFLECT
SHARE CLASS OPERATING EXPENSES.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.


[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        1.25%
----------------------------------------------------------------------------
Distribution (12b-1) fee+                                             0.00%
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.97%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 2.22%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.32%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.90%

+ Class R Shares have adopted a 12b-1 Plan that may pay a fee to the Distributor at an annual rate of up to 0.25% of their average daily net assets. The Fund has no current intention of activating the Plan and will give shareholders 60-days notice prior to activation of the Plan. See
  "Shareholder Services and Distribution Plans."

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2000, the
Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The
Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 19.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


    Year 1      Year 3      Year 5     Year 10
     $193        $664       $1,160      $2,270

   LARGE CAP GROWTH FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY


The Fund seeks long-term capital appreciation. In pursuing this goal, the Fund invests primarily in stocks from a universe of large U.S. companies.


The Fund emphasizes equity securities of U.S. companies with market capitalizations generally above $3 billion and companies whose earnings and stock prices are expected to grow faster than the Russell 1000 Growth Index (the "Russell 1000") ("large cap securities").


In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate of 200% or more.


[GRAPHIC]PRINCIPAL INVESTMENTS


Normally, the Fund invests at least 65% of its total assets in equity securities of large U.S. companies. Generally, those companies are those with market capitalizations corresponding to the upper 90% of the Russell 1000 Growth Index at time of purchase. In the opinion of the Investment Adviser, the bottom 10% of the Index includes companies with capitalizations of less than $3.9 billion. Capitalization of companies in the Index will change with market conditions.


[GRAPHIC]PRIMARY RISKS


Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:



/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.



    To the extent the Fund is overweighted in certain market sectors compared to the Russell 1000 Growth Index, the Fund may be more volatile than the Index.



/ / ISSUER-SPECIFIC RISKS--The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.



/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.



/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate is likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's performance.



For further explanation, see "Principal Strategies, Risks and Other Information" starting on page 24.


[GRAPHIC]PAST PERFORMANCE


The following tables show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
97                                                                     45.67%
98                                                                     60.34%
BEST QUARTER:                                                          Q4 '98     +38.10%
WORST QUARTER:                                                         Q3 '98      -8.36%

6

   LARGE CAP GROWTH FUND


               AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
                                                        SINCE INCEPTION
                                            1 YEAR         (12/27/96)
-------------------------------------------------------------------------
FUND                                           63.76            56.87
RUSSELL 1000 GROWTH                            28.12            32.73

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/99 WAS 32.59%.

INDEX: THE RUSSELL 1000 GROWTH IS AN UNMANAGED INDEX CONTAINING THOSE
COMPANIES AMONG THE RUSSELL 1000 INDEX WITH HIGHER THAN AVERAGE
PRICE-TO-BOOK RATIOS AND FORECASTED GROWTH. THE RUSSELL 1000 INDEX
CONTAINS THE TOP 1,000 SECURITIES OF THE RUSSELL 3000 INDEX, WHICH IS
COMPRISED OF THE 3,000 LARGEST U.S. COMPANIES AS DETERMINED BY TOTAL
MARKET CAPITALIZATION. THE RUSSELL 1000 GROWTH IS CONSIDERED GENERALLY
REPRESENTATIVE OF THE MARKET FOR LARGE CAP STOCKS.

CLASS R SHARES ARE NEW AND THEREFORE CALCULATE THEIR PERFORMANCE BASED
UPON THE HISTORICAL PERFORMANCE OF A CORRESPONDING SERIES (FUND) OF
NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS ADJUSTED TO REFLECT SHARE CLASS
OPERATING EXPENSES.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE
INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE
"EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.


[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)
Management fee                                                        0.75%
----------------------------------------------------------------------------
Distribution (12b-1) fee+                                             0.00%
----------------------------------------------------------------------------
Other expenses (before waivers)                                       1.15%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.90%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.65%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.25%

+ Class R Shares have adopted a 12b-1 Plan that may pay a fee to the Distributor at an annual rate of up to 0.25% of their average daily net assets. The Fund has no current intention of activating the Plan and will give shareholders 60-days notice prior to activation of the Plan. See
  "Shareholder Services and Distribution Plans."

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2000, the
Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The
Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 19.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


    Year 1      Year 3      Year 5     Year 10
     $127        $534        $966       $2,169

   MID CAP GROWTH FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY


The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests in stocks from a universe of U.S. companies with market capitalizations corresponding to the middle 90% of the Russell Midcap Growth Index ("mid cap companies"). In the Investment Adviser's opinion, the middle 90% includes companies with capitalizations between $1.6 billion and $10.7 billion. Capitalization of companies in the Index will change with market conditions.



In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate of 200% or more.


[GRAPHIC]PRINCIPAL INVESTMENTS


Normally, the Fund invests at least 75% of its total assets in common stocks of U.S. mid cap companies.


[GRAPHIC]PRIMARY RISKS


Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:



/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.



/ / ISSUER-SPECIFIC RISKS--The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.



/ / SMALLER ISSUERS--Investments in smaller-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.



/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.



/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate is likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's performance.



See "Principal Strategies, Risks and Other Information" starting on page 24.


[GRAPHIC]PAST PERFORMANCE


The following tables show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

8

   MID CAP GROWTH FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
94                                                                    -10.77%
95                                                                     38.25%
96                                                                     16.18%
97                                                                     16.38%
98                                                                     14.34%
BEST QUARTER:                                                          Q1 '91     +25.95%
WORST QUARTER:                                                         Q4 '87     -24.86%


               AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/99
                                                       SINCE INCEPTION
                            1 YEAR        5 YEARS         (4/19/93)
-----------------------------------------------------------------------
FUND                         15.77         18.35            20.91
RUSS MIDCAP GROWTH           8.90          18.13            14.65

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/99 WAS 22.06%.

INDEX: THE RUSSELL MID CAP GROWTH INDEX MEASURES THE PERFORMANCE OF
THOSE COMPANIES AMONG THE 800 SMALLEST IN THE RUSSELL 1000 INDEX WITH
HIGHER THAN AVERAGE PRICE-TO-BOOK RATIOS AND FORECASTED GROWTH. THE
RUSSELL MID CAP GROWTH INDEX IS CONSIDERED GENERALLY REPRESENTATIVE OF
THE U.S. MARKET FOR MID CAP STOCKS. THE INDEX IS UNMANAGED.

CLASS R SHARES ARE NEW AND THEREFORE CALCULATE THEIR PERFORMANCE BASED
UPON THE HISTORICAL PERFORMANCE OF A CORRESPONDING SERIES (FUND) OF
NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS ADJUSTED TO REFLECT SHARE CLASS
OPERATING EXPENSES.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION".


[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        0.75%
----------------------------------------------------------------------------
Distribution (12b-1) fee+                                             0.00%
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.58%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.33%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.08%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.25%

+ Class R Shares have adopted a 12b-1 Plan that may pay a fee to the Distributor at an annual rate of up to 0.25% of their average daily net assets. The Fund has no current intention of activating the Plan and will give shareholders 60-days notice prior to activation of the Plan. See
  "Shareholder Services and Distribution Plans."

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2000, the
Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The
Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 19.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


    Year 1      Year 3      Year 5     Year 10
     $127        $414        $721       $1,432

   SMALL CAP GROWTH FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY


The Fund seeks maximum long-term capital appreciation. In pursuing this goal the Fund invests in stocks from a universe of U.S. companies with market capitalizations corresponding to the middle 90% of the Russell 2000 Growth Index ("small capitalizations"). In the Investment Adviser's opinion, the middle 90% includes companies with capitalizations between $255 million and $1.4 billion. Capitalization of companies in the Index will change with market conditions.



In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate of 200% or more.


[GRAPHIC]PRINCIPAL INVESTMENTS


Normally, the Fund invests at least 75% of its total assets in common stocks of small capitalization U.S. companies.


[GRAPHIC]PRIMARY RISKS


Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:



/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.



/ / ISSUER-SPECIFIC RISKS--The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.



/ / SMALLER ISSUERS--Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.



/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.



/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate is likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's performance.



See "Principal Strategies, Risks and Other Information" starting on page 24.


[GRAPHIC]PAST PERFORMANCE


The following two tables show the Fund's annual returns and its long-term performance, The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

10

   SMALL CAP GROWTH FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
94                                                                     -3.87%
95                                                                     35.22%
96                                                                     18.43%
97                                                                     11.65%
98                                                                      3.82%
BEST QUARTER:                                                          Q4 '98     +26.91%
WORST QUARTER:                                                         Q3 '98     -23.60%


                 AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/99 SINCE INCEPTION
                                  1 YEAR       5 YEARS        (10/1/93)
---------------------------------------------------------------------------
FUND                               0.96         15.95             13.08%
RUSSELL 2000 GROWTH               -11.03        10.75              9.41

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/99 WAS 24.26%.

INDEX: THE RUSSELL 2000 GROWTH INDEX IS AN UNMANAGED INDEX CONTAINING THOSE
SECURITIES IN THE RUSSELL 2000 INDEX WITH A GREATER-THAN-AVERAGE GROWTH
ORIENTATION. COMPANIES IN THIS INDEX GENERALLY HAVE HIGHER PRICE-TO-BOOK
AND PRICE-EARNINGS RATIOS. THE RUSSELL 2000 INDEX IN AN UNMANAGED INDEX AND
IS A WIDELY REGARDED SMALL-CAP INDEX OF THE 2,000 SMALLEST SECURITIES IN
THE RUSSELL 3000 INDEX WHICH COMPRISES THE 3,000 LARGEST U.S. SECURITIES AS
DETERMINED BY TOTAL MARKET CAPITALIZATION.

CLASS R SHARES ARE NEW AND THEREFORE CALCULATE THEIR PERFORMANCE BASED UPON
THE HISTORICAL PERFORMANCE OF A CORRESPONDING SERIES (FUND) OF
NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS ADJUSTED TO REFLECT SHARE CLASS
OPERATING EXPENSES.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE
INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE
"EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.


[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        1.00%
----------------------------------------------------------------------------
Distribution (12b-1) fee+                                             0.00%
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.52%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)++               1.52%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.10%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.42%

 + Class R Shares have adopted a 12b-1 Plan that may pay a fee to the Distributor at an annual rate of up to 0.25% of their average daily net assets. The Fund has no current intention of activating the Plan and will give shareholders 60-days notice prior to activation of the Plan. See
   'Shareholder Services and Distribution Plans.'

++ The numbers shown are estimates and reflect a restatement of expenses due to a conversion from a "Master-Feeder" structure and reduced custody and administration costs.

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2000, the
Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The
Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 19.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


    Year 1      Year 3      Year 5     Year 10
     $145        $470        $819       $1,620

   VALUE FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks long-term capital appreciation. In pursuing its goal, the Fund invests primarily in large U.S. companies that, in the opinion of the Investment Adviser, are undervalued in the market place relative to other financial measurements. The Fund emphasizes equity securities of undervalued, large U.S. companies with market capitalizations generally above $5 billion.


In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes. The Investment Adviser expects a high portfolio turnover rate of 200% or more.


[GRAPHIC]PRINCIPAL INVESTMENTS

Normally, the Fund invests at least 80% of its total assets in common stocks of large U.S. companies.

[GRAPHIC]PRIMARY RISKS


Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:



/ / VALUE INVESTING--The determination that a stock is undervalued is subjective; the market may not agree, and the stock's price may not rise to what the Investment Adviser believes is its full value. It may even decrease in value. However, because the Fund's focus on undervalued stocks, the Fund's downside risk may be less than with small company stocks since value stocks are in theory already underpriced.



/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.



/ / ISSUER-SPECIFIC RISKS--The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.



/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate is likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's performance.



See "Principal Strategies, Risks and Other Information" starting on page 24.


[GRAPHIC]PAST PERFORMANCE


The following two tables show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.


Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

12

   VALUE FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
97                                                                     40.13%
98                                                                     19.85%
BEST QUARTER:                                                          Q4 '98     +16.92%
WORST QUARTER:                                                         Q3 '98     -12.47%


              AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/99
                                                    SINCE INCEPTION
                                        1 YEAR         (4/30/96)
---------------------------------------------------------------------
FUND                                     4.19            28.41
S&P 500                                  18.46           28.34

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/99 WAS 8.61%.

INDEX: THE STANDARD AND POOR'S 500 INDEX (S&P 500) IS AN UNMANAGED
INDEX COMPRISED OF 500 U.S. INDUSTRIAL, TRANSPORTATION, UTILITY AND
FINANCIAL COMPANIES AND IS CONSIDERED TO BE GENERALLY REPRESENTATIVE
OF THE U.S. STOCK MARKET.

CLASS R SHARES ARE NEW AND THEREFORE CALCULATE THEIR PERFORMANCE
BASED UPON THE HISTORICAL PERFORMANCE OF A CORRESPONDING SERIES
(FUND) OF NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS ADJUSTED TO REFLECT
SHARE CLASS OPERATING EXPENSES.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.


[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        0.75%
----------------------------------------------------------------------------
Distribution (12b-1) fee+                                             0.00%
----------------------------------------------------------------------------
Other expenses (before waivers)                                       1.54%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 2.29%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (1.04%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.25%

+ Class R Shares have adopted a 12b-1 Plan that may pay a fee to the Distributor at an annual rate of up to 0.25% of their average daily net assets. The Fund has no current intention of activating the Plan and will give shareholders 60-days notice prior to activation of the Plan. See
  "Shareholder Services and Distribution Plans."

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2000, the
Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The
Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 19.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD SHOWN, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


    Year 1      Year 3      Year 5     Year 10
     $127        $615       $1,130      $2,277

   HIGH QUALITY BOND FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum total return. In pursuing this goal, the Fund invests primarily in high quality bonds.

The Fund's Investment Adviser seeks to outperform the total return of the Lehman Aggregate Bond Index through an actively managed diversified portfolio of debt securities.

When evaluating any bond, the Investment Adviser selects bonds based upon a "top down" analysis of economic trends. Its investment philosophy emphasizes interest-rate decisions and shifts among sectors of the bond market. It also analyzes credit quality, the yield-to-maturity of the security, and the effect the security will have on the Fund. The Investment Adviser expects a high portfolio turnover rate of 200% or more.

[GRAPHIC]PRINCIPAL INVESTMENTS

Normally, the Fund invests at least 65% of its net assets in bonds of U.S. and foreign corporations and governments. These bonds are rated in the top two investment grades, or are of comparable quality if unrated. They include bonds, notes, mortgage-backed and asset-backed securities with rates that are fixed, variable or floating. The dollar weighted average portfolio maturity of the Fund will range from two to eight years. The Fund may invest up to 30% of its total assets in securities payable in foreign currencies.


The Fund may invest up to 20% of its total assets in debt securities rated below investment grade ("high risk bonds"). For a description of these ratings, see "Bond Quality" beginning on page 26. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques.


[GRAPHIC]PRIMARY RISKS


Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:



/ / INTEREST RATES--Interest rate risk is the risk that the value of the Fund's investments will go down when interest rates rise. Normally the value of the Fund's investments varies inversely with changes in interest rates so that in periods of rising interest rates, the value of the Fund's portfolio declines.



/ / MATURITY--Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.



/ / CREDIT RISK--Credit risk refers to the risk that an issuer of a bond may default with respect to the payment of principal and interest. The lower a bond is rated, the more it is considered to be a speculative or risky investment.



/ / HIGH RISK BONDS--Generally lower grade securities offer higher yields and have more risk and volatility than higher-rated securities because of reduced creditworthiness and greater chance of default by the issuer. Securities rated below investment grade and other bonds may be subject to some of the same risks as those inherent in below investment grade debt. Accordingly, these high risk bonds and bonds rated in the lowest category of investment grade are considered predominantly speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods.



/ / PREPAYMENT RISK--Prepayment risk is commonly associated with pooled debt securities, such as mortgage-backed securities and asset-backed securities, but may affect other debt securities as well. When the underlying debt obligations are prepaid head of schedule, the return on the security will be lower than expected. Prepayment rates usually increase when interest rates are falling.



/ / INFLATION RISK--There is a possibility that the rising prices of goods and services may have the effect of offsetting the Fund's real return. This is likely to have a greater impact on the returns of bond funds, which historically have had more modest returns in comparison to equity funds.



/ / FOREIGN EXPOSURE--Foreign securities and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. All of these factors can make foreign investments more volatile than U.S. investments.



/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate is likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's performance.



See "Principal Strategies, Risks and Other Information" starting on page 24.

14

   HIGH QUALITY BOND FUND

[GRAPHIC]PAST PERFORMANCE

The two tables show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
96                                                                      2.63%
97                                                                      9.76%
98                                                                      8.89%
BEST QUARTER:                                                          Q4 '95     +5.54%
WORST QUARTER:                                                         Q1 '96     -3.02%


              AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/99
                           1 YEAR        5 YEARS      SINCE INCEPTION
                                                         (8/31/95)
----------------------------------------------------------------------
FUND                        5.78           N/A             7.63
LEHMAN AGGREGATE
  BOND                      6.48           N/A             7.45

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/99 WAS (0.87%).

INDEX: THE LEHMAN BROTHERS AGGREGATE BOND INDEX (LEHMAN AGGREGATE
BOND) IS COMPOSED OF SECURITIES FROM LEHMAN BROTHERS
GOVERNMENT/CORPORATE BOND INDEX, MORTGAGE-BACKED SECURITIES INDEX, AND
ASSET-BACKED SECURITIES INDEX. THE INDEX IS UNMANAGED.

CLASS R SHARES ARE NEW AND THEREFORE CALCULATE THEIR PERFORMANCE BASED
UPON THE HISTORICAL PERFORMANCE OF A CORRESPONDING SERIES (FUND) OF
NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS ADJUSTED TO REFLECT SHARE CLASS
OPERATING EXPENSES.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.


[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        0.45%
----------------------------------------------------------------------------
Distribution (12b-1) fee+                                             0.00%
----------------------------------------------------------------------------
Other expenses (before waivers)                                       1.45%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.90%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (1.19%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           0.71%

+ Class R Shares have adopted a 12b-1 Plan that may pay a fee to the Distributor at an annual rate of up to 0.25% of their average daily net assets. The Fund has no current intention of activating the Plan and will give shareholders 60-days notice prior to activation of the Plan. See
  "Shareholder Services and Distribution Plans."

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2000, the
Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The
Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 19.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD SHOWN, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

    Year 1      Year 3      Year 5     Year 10
     $80         $676       $1,159      $2,493

   SIMPLIFIED ACCOUNT INFORMATION

                                                                     OPENING AN ACCOUNT
FOR THIS TYPE OF ACCOUNT                   REGULAR INVESTMENT                      PARTICIPANTS IN QUALIFIED RETIREMENT PLANS
---------------------------------------------------------------------------------------------------------------------------------
   This is the minimum
   initial investment                           $250,000                          Contact your plan administrator or sponsor.
---------------------------------------------------------------------------------------------------------------------------------
    Use this type of                                        New Account Form or IRA Application
       application
---------------------------------------------------------------------------------------------------------------------------------
    Before completing        Each Fund offers a variety of features, which are described in the "Your Account" section of this
     the application                      prospectus. Please read this section before completing the application.
---------------------------------------------------------------------------------------------------------------------------------
     Completing the             If you need assistance, contact your financial representative, or call us at (800) 551-8043.
       application
---------------------------------------------------------------------------------------------------------------------------------
If you are a participant
           in                                    Make purchases through your plan administrator or sponsor,
 a qualified retirement                                 who is responsible for transmitting orders.
          plan
---------------------------------------------------------------------------------------------------------------------------------
If you are sending money              Mail application and check, payable to: NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS,
        by CHECK                     PO BOX 8326, BOSTON, MA 02266-8326. The Trust will not accept third-party checks.
---------------------------------------------------------------------------------------------------------------------------------
                                     Please read the bank wire or ACH section under the "Buying Shares" section below.
If you are sending money      You will need to obtain an account number with the Trust by sending a completed application to:
   by BANK WIRE or ACH                  NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS, PO BOX 8326, BOSTON, MA 02266-8326.
                            To receive your account number, contact your financial representative or call us at (800) 551-8043.

                                                                       BUYING SHARES
FOR THIS TYPE OF ACCOUNT                   REGULAR INVESTMENT                      PARTICIPANTS IN QUALIFIED RETIREMENT PLANS
---------------------------------------------------------------------------------------------------------------------------------
   This is the minimum
  subsequent investment                         $10,000                           Contact your plan administrator or sponsor.
---------------------------------------------------------------------------------------------------------------------------------
                                       The Trust is generally open on days that the New York Stock Exchange is open.
   The price you will                         All transactions received in good order before the market closes
         receive                                 (normally 4:00 p.m. Eastern time) receive that day's NAV.
---------------------------------------------------------------------------------------------------------------------------------
If you are a participant
           in                                    Make purchases through your plan administrator or sponsor,
 a qualified retirement                                 who is responsible for transmitting orders.
          plan
---------------------------------------------------------------------------------------------------------------------------------
                                                Instruct your bank to wire the amount you wish to invest to:
                                                       STATE STREET BANK & TRUST CO.--ABA #011000028
If you are sending money                                              DDA #9904-645-0
      by BANK WIRE                                          STATE STREET BOS, ATTN: MUTUAL FUNDS
                                       CREDIT: NICHOLAS-APPLEGATE [FUND NAME], [YOUR NAME], [ACCOUNT NAME OR NUMBER]
---------------------------------------------------------------------------------------------------------------------------------
                           Call your bank to ensure (1) that your bank supports ACH, and (2) this feature is active on your bank
If you are sending money    account. To establish this option, either complete the appropriate sections when opening an account,
         by ACH                 contact your financial representative, or call us at (800) 551-8043 for further information.
                                               To initiate an ACH purchase, call the Trust at (800) 551-8043.


                                                                     EXCHANGING SHARES
FOR THIS TYPE OF ACCOUNT                   REGULAR INVESTMENT                      PARTICIPANTS IN QUALIFIED RETIREMENT PLANS
---------------------------------------------------------------------------------------------------------------------------------
   This is the minimum
exchange amount to open a                       $250,000                          Contact your plan administrator or sponsor.
       new account
---------------------------------------------------------------------------------------------------------------------------------
                                            The Trust is open on days that the New York Stock Exchange is open.
   The price you will                         All transactions received in good order before the market closes
         receive                                 (normally 4:00 p.m. Eastern time) receive that day's NAV.
---------------------------------------------------------------------------------------------------------------------------------
If you are a participant
           in                                    Make exchanges through your plan administrator or sponsor,
 a qualified retirement                                 who is responsible for transmitting orders.
          plan
---------------------------------------------------------------------------------------------------------------------------------
                                               The exchange must be to an account with the same registration.
                            If you intend to keep money in the Fund you are exchanging from, make sure that you leave an amount
 Things you should know       equal to or greater than the Fund's minimum account size (see the "Opening an Account" section).
                                   To protect other investors, the Trust may limit the number of exchanges you can make.
---------------------------------------------------------------------------------------------------------------------------------
                                            Contact your financial representative, or call us at (800) 551-8043.
    How to request an       The Trust will accept a request by phone if this feature was previously established on your account.
    exchange by PHONE                             See the "Your Account" section for further information.
---------------------------------------------------------------------------------------------------------------------------------
                           Please put your exchange request in writing, including: the name on the account, the name of the Fund
    How to request an        and the account number you are exchanging from, the shares or dollar amount you wish to exchange,
    exchange by MAIL       and the Fund you wish to exchange to. Mail this request to: NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS, PO
                                                              BOX 8326, BOSTON, MA 02266-8326.

16

   SIMPLIFIED ACCOUNT INFORMATION


                                                                SELLING OR REDEEMING SHARES
                                               IN WRITING                                           BY PHONE
                             -------------------------------------------------------------------------------------------------
                                                                               Selling shares by phone is a service option which
                                                                                  must be established on your account prior to
                                                                               making a request. See the "Your Account" section,
                                                                               or contact your financial representative, or call
                                Certain requests may require a SIGNATURE            the Trust at (800) 551-8043 for further
 Things you should know       GUARANTEE. See the next section for further         information. The maximum amount which may be
                            information. You may sell up to the full account   requested by phone, regardless of account size, is
                                                 value.                            $50,000. Amounts greater than that must be
                                                                               requested in writing. If you wish to receive your
                                                                                  monies by bank wire, the minimum request is
                                                                                                    $5,000.
---------------------------------------------------------------------------------------------------------------------------------
                            If you purchased shares through a financial representative or plan administrator/sponsor, you should call them regarding the most efficient way to sell shares. If you bought shares recently by check, payment may be delayed until the check clears, which may take up to 15 calendar days from the date of purchase. Sales by a corporation, trust or fiduciary may have special requirements. Please contact your financial representative, a plan administrator/sponsor or us for further information.
---------------------------------------------------------------------------------------------------------------------------------
                                            The Trust is open on days that the New York Stock Exchange is open.
   The price you will                         All transactions received in good order before the market closes
         receive                                 (normally 4:00 p.m. Eastern time) receive that day's NAV.
---------------------------------------------------------------------------------------------------------------------------------
If you are a participant
           in                                          Make sales through your plan administrator or
 a qualified retirement                             sponsor, who is responsible for transmitting orders.
          plan
---------------------------------------------------------------------------------------------------------------------------------
                           Please put your request in writing, including: the
                             name of the account owners, account number and
                             Fund you are redeeming from, and the share or
                             dollar amount you wish to sell, signed by all           Contact your financial representative,
 If you want to receive          account owners. Mail this request to:                   or call us at (800) 551-8043.
your monies by BANK WIRE        NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS,          The proceeds will be sent to the existing bank
                                  PO BOX 8326, BOSTON, MA 02266-8326.                 wire address listed on the account.
                             The proceeds will be sent to the existing bank
                                  wire address listed on the account.
---------------------------------------------------------------------------------------------------------------------------------
                                                                                     Contact your financial representative,
                                                                                         or call us at (800) 551-8043.
 If you want to receive                                                         The proceeds will be sent in accordance with the
   your monies by ACH              Please call us at (800) 551-8043.           existing ACH instructions on the account and will
                                                                                generally be received at your bank two business
                                                                                      days after your request is received.
---------------------------------------------------------------------------------------------------------------------------------
                            The Trust intends to pay in cash for all shares of a Fund redeemed, but the Trust reserves the right to make payment wholly or partly in shares of readily marketable investment securities. When the trust makes a redemption in kind, a shareholder may incur brokerage costs in converting such securities to cash and assumes the market risk during the time required to convert the securities to cash. However,
   Redemption in Kind      the Trust has elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, pursuant to which it is obligated to pay in cash all requests for redemptions by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of
                                    $250,000 or 1% of the net asset value of the Trust at the beginning of such period.


                                                                     SIGNATURE GUARANTEES
                               A signature guarantee from a financial institution is required to verify the authenticity of an
      A definition         individual's signature. It can usually be obtained from a broker, commercial or savings bank, or credit union.
-----------------------------------------------------------------------------------------------------------------------------------
                                   A signature guarantee is needed when making a written request for the following reasons:
                                                      1. When selling more than $50,000 worth of shares;
                                               2. When you want a check or bank wire sent to a name or address
    When you need one                                    that is not currently listed on the account;
                                                3. To sell shares from an account controlled by a corporation, partnership, trust or fiduciary; or
                                                   4. If your address was changed within the last 60 days.

   YOUR ACCOUNT

[GRAPHIC]TRANSACTION POLICIES


PURCHASE OF SHARES. Shares are offered at net asset value without a sales charge. The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. The minimum investment may be waived for purchases of shares made by current or retired directors, trustees, partners, officers and employees of the Trust, the Distributor, the Investment Adviser and its general partner, certain family members of the above persons, and trusts or plans primarily for such persons, or, at the discretion of the Distributor.


PRICING OF SHARES. The net asset value per share ("NAV") of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) by dividing the value of the Funds' net assets by the number of its shares outstanding.

Securities traded in foreign countries may not take place on all business days of the New York Stock Exchange, and may occur in various foreign markets on days which are not business days of the New York Stock Exchange. Accordingly, a Fund's NAV may change on days when the U.S. markets are closed whereby a shareholder of the Fund will not be able to sell their shares.

BUY AND SELL PRICES. When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.

EXECUTION OF REQUESTS. Each Fund is open on the days the New York Stock Exchange is open, usually Monday-Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the transfer agent or another agent designated by the Trust. The Fund has the right to refuse any purchase order.


Each Fund reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the transfer agent. The Trust reserves the right to cancel any buy request if payment is not received within three days.



In unusual circumstances, any Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.



REDEMPTIONS IN KIND. When a Fund elects to satisfy a redemption request with securities, the shareholder assumes the market risk of an unfavorable market movement during the time required to convert the securities to cash.


TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition the Trust will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, your Fund may be responsible for any losses that may occur in your account due to an unauthorized telephone call.


At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.


CERTIFICATED SHARES. Shares of the Trust are electronically recorded. The Trust does not issue certificated shares.

SALES IN ADVANCE OF PURCHASE PAYMENTS. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

[GRAPHIC]FEATURES AND ACCOUNT POLICIES

The services referred to in this section may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the transfer agent.

RETIREMENT PLANS. You may invest in each Fund through various retirement plans, including IRAs, Roth IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

ACCOUNT STATEMENTS. Shareholders will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

18

   YOUR ACCOUNT

DIVIDENDS. The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends of net investment income as follows:

           ANNUALLY                    QUARTERLY
 International Core Growth      High Quality Bond
 Emerging Countries
 Large Cap Growth
 Mid Cap Growth
 Small Cap Growth
 Value

Any net capital gains are distributed annually.

DIVIDEND REINVESTMENTS. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you. Interest will not accrue or be paid on uncashed dividend checks.

TAXABILITY OF DIVIDENDS. Dividends you receive from a Fund, whether reinvested or taken as cash, are generally taxable. Dividends from a Fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The tax information statement that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.


SMALL ACCOUNTS (NON-RETIREMENT ONLY). If you draw down a non-retirement account so that its total value is less than the Fund minimum (see "Buying Shares" on page 15), you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.



AUTOMATIC INVESTMENT PLAN. You may make regular monthly or quarterly investments in each Fund through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the Transfer Agent at 1-800-551-8043.



CROSS-REINVESTMENT. You may cross-reinvest dividends or dividends and capital gains distributions paid by one Fund into another Fund, subject to conditions outlined in the Statement of Additional Information and the applicable provisions of the qualified retirement plan.

   ORGANIZATION AND MANAGEMENT

THE INVESTMENT ADVISER

Investment decisions for the Funds are made by the Fund's Investment Adviser, Nicholas-Applegate Capital Management (the "Investment Adviser"), subject to direction by the Trustees. The Investment Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


Founded in 1984, the Investment Adviser currently manages over $24 billion of discretionary assets for numerous clients, including employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. The Investment Adviser's address is 600 West Broadway, Suite 2900, San Diego, California 92101.


INVESTMENT ADVISER COMPENSATION


Each Fund pays the Investment Adviser a monthly fee pursuant to an investment advisory agreement. Each of the following Funds pays an advisory fee monthly at the following annual rates of their average net assets:


    Large Cap Growth                                                   0.75%
    Value Fund                                                         0.75%
    Small Cap Growth Fund                                              1.00%
    Emerging Countries Fund                                            1.25%

The International Core Growth Fund pays monthly at the following annual rates:

                        1.00% on the first $500 million
                         0.90% on the next $500 million
                  0.85% on net assets in excess of $1 billion

The High Quality Bond Fund pays monthly at the following annual rates:

                        0.45% on the first $500 million
                         0.40% on the next $250 million
                 0.35% on net assets in excess of $750 million

The Mid Cap Growth Fund pays monthly at the following annual rates:

                        0.75% of the first $500 million
                        0.675% on the next $500 million
                  0.65% on net assets in excess of $1 billion


EXPENSE WAIVERS



The Investment Adviser has agreed to waive its fees and absorb other operating expenses of the Funds so that total operating expenses, excluding taxes, interest, and the costs incurred in connection with the acquisition of securities, do not exceed the percentages, as set forth below, for the Class R shares of each Fund through March 31, 2000. In subsequent years, overall operating expenses for each Fund will not fall below the applicable percentage limitation until the Investment Adviser has been fully reimbursed for fees foregone and expenses paid under the expense limitation agreement, as each Fund will reimburse the Investment Adviser in subsequent years when operating expenses (before reimbursement) are less than the applicable percentage limitation.



    Small Cap Growth Fund                                              1.42%
    Mid Cap Growth Fund                                                1.25%
    Large Cap Growth Fund                                              1.25%
    Value Fund                                                         1.25%
    Emerging Countries Fund                                            1.90%
    International Core Growth Fund                                     1.65%
    High Quality Bond Fund                                             0.70%


MULTI CLASS STRUCTURE

The Funds also offer Class I Shares, which have different sales charges and other expenses that may affect their performance. You can obtain more information about these other share classes from the Distributor.

SHAREHOLDER SERVICES AND
DISTRIBUTION PLANS

Each of the Funds has entered into a Shareholder Services Agreement with the Distributor under which each Fund will reimburse the Distributor up to 0.25% of the average daily assets of each of the Funds to pay financial institutions for certain personal services for shareholders and for the maintenance of shareholder accounts.

Each Fund has adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act. Class R Shares may pay a fee to the Distributor in an amount computed at an annual rate of up to 0.25% of the average daily net assets to finance any activity which is principally intended to result in the sale of shares. The schedule of such fees and the basis upon which such fees will be determined from time to time by the Distributor. The Funds have no current intention to activate the 12b-1 Plan. Shareholders will be given a 60 day notice upon the Funds' determination to activate the Plan.


In addition, the Investment Adviser may make additional payments from its own resources to intermediaries for their sales efforts and commitment to the Funds. Contact the Investment Adviser for more information.


PORTFOLIO TURNOVER

To the extent that the Investment Adviser actively trades the Fund's portfolio securities in an attempt to

20

   ORGANIZATION AND MANAGEMENT

achieve the Fund's investment goal, such trading may cause the Fund to have an increased portfolio turnover rate of 300% or more, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities may have an adverse impact on the Fund's performance.


PORTFOLIO TRADES

The Investment Adviser is responsible for the Fund's portfolio transactions. In placing portfolio trades, the Investment Adviser may use brokerage firms that provide research services to the Fund, or that sell shares of the Fund but only when the Investment Adviser believes no other firm offers a better combination of quality execution (e.g., timeliness and completeness) and favorable price.

PORTFOLIO MANAGEMENT


The Investment Adviser emphasizes a team approach to portfolio management.


PORTFOLIO TEAMS

EQUITY MANAGEMENT--INTERNATIONAL/GLOBAL

ARTHUR E. NICHOLAS, MANAGING PARTNER


CHIEF EXECUTIVE OFFICER


Since 1984; prior investment management experience with Pacific Century
    Advisers, Security Pacific Bank and San Diego Trust & Savings Bank

B.S.--San Diego State University

CATHERINE SOMHEGYI, PARTNER

CHIEF INVESTMENT OFFICER--GLOBAL EQUITY MANAGEMENT

Since 1987; prior investment management experience with Professional Asset
    Securities, Inc. and Pacific Century Advisers

M.B.A and B.S.--University of Southern California

INTERNATIONAL CORE GROWTH AND EMERGING COUNTRIES

LARRY SPEIDELL, PARTNER, CFA

DIRECTOR OF GLOBAL/SYSTEMATIC PORTFOLIO MANAGEMENT AND RESEARCH

Since 1994; 23 years prior investment management experience with Batterymarch
    Financial Management and Putnam Management Company

M.B.A.--Harvard University; B.E.--Yale University

INTERNATIONAL CORE GROWTH AND EMERGING COUNTRIES

PEDRO V. MARCAL, PARTNER

PORTFOLIO MANAGER

Since 1996; Assistant Portfolio Manager 1994-1996; 5 years prior investment management experience with A.B. Laffer, V.A. Canto & Associates, and A-Mark Precious Metals

B.A.--University of California, San Diego

EMERGING COUNTRIES

LORETTA J. MORRIS, PARTNER

PORTFOLIO MANAGER

Since 1990; 10 years prior investment management experience with Collins
    Associates


Attended California State University, Long Beach;


INTERNATIONAL CORE GROWTH


ERNESTO RAMOS, PH.D.


PORTFOLIO MANAGER


Since 1995; 1994-1995 Research Manager; 14 years prior investment management and quantitative research experience with Batterymarch Financial Management; Bolt Beranek & Newman Inc.; and Harvard University


Ph.D.--Harvard University; B.S.--Massachusetts
    Institute of Technology

INTERNATIONAL CORE GROWTH AND EMERGING COUNTRIES

JON BORCHARDT


INVESTMENT ANALYST



Since 1996; 1994-1996 Senior Account Administrator; 5 years prior investment management experience with Union Bank


B.A. University of San Francisco


INTERNATIONAL CORE GROWTH


MELISA A. GRIGOLITE

PORTFOLIO MANAGER


Since 1996; 1993-1996 International Analyst; 1991-1993 Account Administrator;
    prior experience with SGPA Architecture and Planning


M.S.--San Diego State University; B.S.--Southwest Missouri State University

INTERNATIONAL CORE GROWTH


JESSICA GONCALVES


PORTFOLIO MANAGER


Since 1999; 1997-1999 Assistant Portfolio Manager; 1996-1997 Investment Analyst;
    1995-1996 Investment Assistant; 3 years prior experience with Eaton Vance Management and Union Capital Advisors


Attended University of Pennsylvania


EMERGING COUNTRIES

EQUITY MANAGEMENT--U.S.

ARTHUR E. NICHOLAS, MANAGING PARTNER


CHIEF EXECUTIVE OFFICER


Since 1984; prior investment management experience with Pacific Century
    Advisers, Security Pacific Bank and San Diego Trust & Savings Bank

B.S.--San Diego State University

CATHERINE SOMHEGYI, PARTNER

CHIEF INVESTMENT OFFICER--GLOBAL EQUITY MANAGEMENT

Since 1987; prior investment management experience with Professional Asset
    Securities, Inc. and Pacific Century Advisers

M.B.A and B.S.--University of Southern California

LARGE CAP GROWTH, VALUE, SMALL CAP GROWTH AND MID CAP GROWTH

THOMAS BLEAKLEY, PARTNER

PORTFOLIO MANAGER

Since 1995; 3 years prior investment management experience with Twentieth
    Century Investors and Dell Computer Corporation

M.B.A.--University of Texas--Boston University

SMALL CAP GROWTH

WILLIAM H. CHENOWETH, CFA, PARTNER

PORTFOLIO MANAGER

Since 1998; 12 years prior investment management experience with Turner
    Investment Partners, Inc., and Jefferson-Pilot Corporation

M.B.A. and B.B.A.--Emory University

MID CAP GROWTH AND LARGE CAP GROWTH

ANDREW B. GALLAGHER, PARTNER

PORTFOLIO MANAGER

Since 1992; 7 years prior investment management experience with Pacific Century
    Advisors and Sentinel Asset Management

M.B.A.--San Diego State University; B.A.--University of California, Irvine

MID CAP GROWTH AND LARGE CAP GROWTH

JOHN J. KANE, PARTNER

PORTFOLIO MANAGER--U.S. SYSTEMATIC

Since 1994; 25 years prior investment management and economics experience with ARCO Investment Management Company and General Electric Company

M.A. and B.A.--Columbia University; M.B.A.--University of California, Los
    Angeles

VALUE

LARRY SPEIDELL, CFA, PARTNER

DIRECTOR OF GLOBAL/SYSTEMATIC PORTFOLIO MANAGEMENT AND RESEARCH

Since 1994; 23 years prior investment management experience with Batterymarch
    Financial Management and Putnam Management Company

M.B.A.--Harvard University; B.E.--Yale University

VALUE

JOHN C. MCCRAW

PORTFOLIO MANAGER


Since 1995; 1992-1995 Assistant Portfolio Manager, prior investment management experience with Nations Bank


M.B.A.--University of California, Irvine; B.A.--Flagler College

SMALL CAP GROWTH

PAUL E. CLUSKEY

PORTFOLIO MANAGER

Since 1998; 4 years prior investment management experience at SEI Investments and Piper Jaffray, Inc.

B.S.--New York University

SMALL CAP GROWTH

AARON HARRIS

PORTFOLIO MANAGER

Since 1997; 1995-1997 Investment Analyst Global Research; 1 year prior investment management experience at Chemical Bank

B.A.--Princeton University

SMALL CAP GROWTH


TRAVIS PRENTICE



PORTFOLIO MANAGER



Since 1997; prior investment experience with Merrill Lynch Private Client Group



B.A.--University of Arizona



SMALL CAP GROWTH



THOMAS J. SMITH



PORTFOLIO MANAGER



Since 1995; 4 years prior investment management experience with Wells Fargo Bank and Dean Witter Reynolds



B.A.--San Diego State University



MID CAP GROWTH AND LARGE CAP GROWTH

22

   ORGANIZATION AND MANAGEMENT

EMMY SOBIESKI, CFA

PORTFOLIO MANAGER

Since 1998; 4 years prior investment management experience with Farmers
    Insurance Investment Division and EEN Business Network

M.B.A.--University of Southern California; B.A.--
    University of San Diego

MID CAP GROWTH AND LARGE CAP GROWTH

MARK STUCKELMAN

PORTFOLIO MANAGER

Since 1995; 5 years prior experience investment management experience with Wells
    Fargo Bank Investment Management Group; Fidelity Management Trust Co.; and BARRA

M.B.A.--University of Pennsylvania/Wharton School; B.A.--University of
    California, Berkley

VALUE

THOMAS J. SULLIVAN

PORTFOLIO MANAGER


Since 1997; 1994-1997 Assistant Portfolio Manager; 2 years prior investment management experience with Donaldson, Lufkin & Jenrette Securities Corp.


B.S.--Rochester Institute of Technology

MINI CAP GROWTH AND SMALL CAP GROWTH

FIXED INCOME

FRED S. ROBERTSON, III, PARTNER

CHIEF INVESTMENT OFFICER--FIXED INCOME

Since 1995; 22 years prior investment management experience with Criterion
    Investment Management Company and DuPont Chemical Pension Fund

M.B.A.--College of William and Mary; B.S.--Cornell University

HIGH QUALITY BOND

JAMES E. KELLERMAN, PARTNER

PORTFOLIO MANAGER

Since 1995; 20 years prior investment management experience with Criterion
    Investment Management Company and Brown Brothers Harriman and Equitable Life Insurance Co.

M.B.A.--St. John's University; B.B.A.--Susquehanna University

HIGH QUALITY BOND

MALCOM S. DAY, CFA

PORTFOLIO MANAGER

Since 1995; 3 years prior investment management experience with Payden & Rygel

M.B.A.--University of California, Los Angeles; B.S.-- Northern University

HIGH QUALITY BOND

SUSAN MALONE

PORTFOLIO MANAGER

Since 1996; 7 years prior investment management experience with BEA Associates

M.B.A.--New York University; B.S.--Carnegie Mellon University

HIGH YIELD BOND

24

   PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION


INTERNATIONAL INVESTMENT RISK AND CONSIDERATIONS



FOREIGN SECURITIES. The International Core Growth and Emerging Countries Funds invest in foreign securities as a principal strategy. The remainder of the Funds may invest in foreign securities as a non-principal strategy. The Funds do not consider ADRs and other similar receipts or shares to be foreign securities.


CURRENCY FLUCTUATIONS. When a Fund invests in instruments issued by foreign companies, the principal, income and sales proceeds may be paid to the Fund in local foreign currencies. A reduction in the value of local currencies relative to the U.S. dollar could mean a corresponding reduction in the value of a Funds' investments. Also, a Fund may incur costs when converting from one currency to another.

SOCIAL, POLITICAL AND ECONOMIC FACTORS. The economies of many of the countries where the Funds may invest may be subject to a substantially greater degree of social, political and economic instability than the United States. This instability might impair the financial conditions of issuers or disrupt the financial markets in which the Funds invest.

The economies of foreign countries may differ significantly from the economy of the United States as to, for example, the rate of growth of gross domestic product or rate of inflation. Governments of many foreign countries continue to exercise substantial control over private enterprise and own or control many companies. Government actions could have a significant impact on economic conditions in certain countries which could affect the value of the securities in the Funds.

A number of Asian and Latin American countries are currently experiencing economic difficulties and significant declines in values in their financial markets. The unsettled condition of several Asian and Latin American financial markets has also affected emerging markets in other countries and regions. These conditions could continue or deteriorate further in the future.

INFLATION. Certain foreign countries, especially many emerging countries, have experienced substantial, and in some periods extremely high and volatile, rates of inflation. Rapid fluctuations in inflation rates and wage and price controls may continue to have unpredictable effects on the economies, companies and securities markets of these countries.

DIFFERENCES IN SECURITIES MARKETS. The securities markets in foreign countries have substantially less trading volume than the markets in the United States and debt and equity securities of many companies listed on such markets may be less liquid and more volatile than comparable securities in the United States. Some of the stock exchanges in foreign countries, to the extent that established markets exist, are in the earlier stages of their development. The limited liquidity of certain securities markets may affect the ability of each Fund to buy and sell securities at the desired price and time.

Trading practices in certain foreign countries are also significantly different from those in the United States. Although brokerage commissions are generally higher than those in the U.S., the Investment Adviser will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Funds are not fully invested, or could result in a Fund being unable to sell a security in a falling market.

CUSTODIAL AND REGISTRATION PROCEDURES. Systems for the registration and transfer of securities in foreign markets can be less developed than similar systems in the United States. There may be no standardized process for registration of securities or a central registration system to track share ownership. The process for transferring shares may be cumbersome, costly, time-consuming and uncertain.

GOVERNMENT SUPERVISION OF SECURITIES MARKETS. Disclosure and regulatory standards in many foreign countries are, in many respects, less stringent than those in the United States. There may be less government supervision and regulation of securities exchanges, listed companies, investors, and brokers in foreign countries than in the United States, and enforcement of existing regulations may be extremely limited.

FINANCIAL INFORMATION AND REPORTING STANDARDS. Issuers in foreign countries are generally subject to accounting, auditing, and financial standards and requirements that differ, in some cases materially, from those in the United States. In particular, the assets and profits appearing in financial statements may not reflect their financial position or results in the way they would be reflected had the statements been prepared in accordance with U.S. generally accepted accounting principles. Consequently, financial data may not reflect the true condition of those issuers and securities markets.

GENERAL FIXED INCOME SECURITIES' RISKS


The High Quality Bond Fund invests in debt securities as a principal strategy. The remainder of the Funds may invest in debt securities as a non-principal strategy. The debt securities in which the Funds invests may be of any maturity. Fixed income securities are subject to the following risks:


MARKET RISK. Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater affect on fixed income securities with longer durations.

CREDIT RISK. Credit risk is the possibility that an issuer will default (the issuer fails to repay interest and principal when due). If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the rating of the fixed income security, the greater the credit risk.

Lower rated fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of the security and the yield of a U.S. Treasury security with a comparable maturity (the "spread") measures the additional interest received for taking risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

CALL RISK. Call risk is the possibility that an issuer may redeem a fixed income security before maturity ("call") at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS. Fixed income securities that have noninvestment grade credit ratings, have not been rated or that are not widely held may trade less frequently than other securities. This may increase the price volatility of these securities.

FOREIGN RISKS. Foreign debt securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Debt securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors. Due to these risk factors, foreign debt securities may be more volatile and less liquid than similar securities traded in the U.S.


INVESTMENT GRADE BOND RISKS. The debt securities in which the High Quality Bond Fund invests as a principal strategy will be rated "Baa" or higher by Moody's Investors Service, Inc. or "BBB" or higher by Standard & Poor's Corporation or unrated if determined by the Investment Adviser to be of comparable quality. In the event the rating of a debt security held by the Fund is downgraded below investment grade, the Investment Adviser will sell the security as promptly as possible.



LOWER RATED ("HIGH RISK")
SECURITIES RISKS



The High Quality Bond Fund may invest up to 35% of its assets in debt securities rated below investment grade. The remainder of the Funds may invest in debt securities rated below investment grade as a non-principal strategy. These securities usually offer higher yields than higher-rated securities but are also subject to more risk than higher-rated securities.


Lower-rated or unrated debt obligations are more likely to react to developments affecting market and credit risks than are more high-rated securites, which react primarily to movements in interest rates. In the past, economic downturns or increases in interest rates caused a higher incidence of default by issuers of lower-rated securities.

In some cases, such obligations may be highly speculative, and may have poor prospects for reaching investment grade. To the extent the issuer defaults, the Fund may incur additional expenses in order to enforce its rights or to participate in a restructuring of the obligation. In addition, the prices of lower-rated securities generally tend to be more volatile and the market less liquid than those of higher-rated securities. Consequently, the Funds may at times experience difficulty in liquidating their investments at the desired times and prices.

REPURCHASE AGREEMENTS AND RISKS.

Each Fund may enter into repurchase agreements as a non-principal investment strategy--that is, the purchase by the Fund of a security that a seller has agreed to buy back, usually within one to seven days.

26

   PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION
The seller's promise to repurchase the security is fully collateralized by securities equal in value to 102% of the purchase price, including accrued interest. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time. The Funds enter into these agreements only with brokers, dealers, or banks that meet credit quality standards established by the Board of Trustees.

SHORT SALES AND RISKS.

A "short sale" is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at a lower price than at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. A short sale can be covered or uncovered. In a covered short sale, the Fund either
(1) borrows and sells securities it already owns (also known as a short sale "against the box"), or (2) deposits in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the difference between the market value of the securities and the short sale price. Use of uncovered short sales is a speculative investment technique and has potentially unlimited risk of loss. Accordingly, a Fund will not make uncovered short sales in an amount exceeding the lesser of 2% of the Fund's net assets or 2% of the securities of such class of the issuer. The Board of Trustees has determined that no Fund will make short sales if to do so would create liabilities or require collateral deposits of more than 25% of the Fund's total assets.

TEMPORARY INVESTMENTS AND RISKS.

Each Fund may, from time to time, invest all of its assets in short-term instruments when the Investment Adviser determines that adverse market, economic, political or other market conditions call for a temporary defensive posture. Such a defensive posture may result in a Fund failing to achieve its investment objective.

LENDING OF PORTFOLIO SECURITIES' RISKS


In order to generate additional income, the Fund may lend portfolio securities, on a short-term or a long-term basis, up to 30% of a Fund's total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy and under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to least 102% of the value of the securities loaned.


There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

HEDGING TRANSACTIONS RISKS

Each of the Funds may trade in derivative contracts to hedge portfolio holdings on a non-principal basis. Hedging activities are intended to reduce various kinds of risks. For example, in order to protect against certain events that might cause the value of its portfolio securities to decline, the Fund can buy or sell a derivative contract (or a combination of derivative contracts) intended to rise in value under the same circumstances. Hedging activities will not eliminate risk, even if they work as they are intended to. In addition, these strategies are not always successful, and could result in increased expenses and losses to the Fund. The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified when the contract is made. Futures contracts traded OTC are frequently referred to as forward contracts. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts. The Fund can buy or sell futures contracts on portfolio securities or indexes and engage in foreign currency forward contracts.

OPTIONS are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium," from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

When the Fund uses financial futures and options on financial futures as hedging devices, much depends on the ability of the portfolio manager to predict market conditions based upon certain economic analysis and factors. There is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the portfolio managers could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contracts or options.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Investment Adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

THE YEAR 2000

Information technology is critical to the Funds' operations. Many existing information technology products and systems containing embedded processor technology were originally programmed to represent any date by using six digits (e.g., 12/31/99), as opposed to eight digits (e.g., 12/31/1999). Accordingly such products and systems may experience malfunctions, miscalculations or disruptions when attempting to process information containing dates that fall after December 31, 1999 or when attempting to recognize the year 2000 as a leap year. These potential problems are collectively referred to as the "Y2K" problem.

There is a risk that outside service agents, such as transfer agents, portfolio accountants, stock brokers, and custodians who perform certain mission critical processing may not have remedied all of their Y2K problems. Additionally, a portion of the Funds' business involves international investments, thereby exposing the Funds to operations, custody and settlement processes outside the United States where Y2K risks may not be readily understood. Accordingly, if not addressed, Y2K issues could result in the Funds' inability to perform its mission critical functions, including trading and settling tades of portfolio securities and processing shareholder transactions.

The Investment Adviser has established an enterprise-wide project to address the issue. This includes testing, assessing, and remedying its own internal systems as well as monitoring the progress of outside service providers, international custodians and foreign brokers in addressing Y2K issues. Despite these precautions, no guarantee can be made that Y2K-related disruptions will not occur.

EURO

On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each participating state's currency and, on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Funds will treat the euro as a separate currency from that of any participating state.

The conversion may adversely affect a Fund if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Funds' service providers, or by entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following, euro conversion. In addition, the conversion could cause markets to become more volatile.


The overall effect of the transition of member states' currencies to the euro is not known at this time. It is likely that more general short- and long-term ramifications can be expected, such as changes in the economic environment and change in the behavior of investors, which would affect a Fund's investments and its net asset value.


The Investment Adviser has taken steps: (1) that it believes will reasonably address euro-related changes to enable the Trust and its service providers to process transactions accurately and completely with minimal disruption to business activities; and (2) obtain reasonable assurances that appropriate steps have been taken by the Fund's other service providers to address the conversion. The Trust has not borne any expense relating to these actions.

BOND QUALITY

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment

28

   PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds Rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest-rated class of bonds, and such issues can be regarding as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- Rating.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

30

   PRIOR PERFORMANCE OF CERTAIN FUNDS AND THEIR PREDECESSORS

    The following table sets forth historical performance information for the Mid Cap Growth, Fund (the "Fund"), as its pool of assets converted from one legal entity to another. The Fund's performance includes historical performance for Whitehall Partners, a California limited partnership (the "Partnership") an institutional separate account managed by the Investment Adviser prior to the Fund's inception. The Investment Adviser has advised the Trust that the Partnership was operated with materially equivalent investment objectives, policies, strategies and restrictions as the Fund. The assets of the Partnership were transferred to the Mid Cap Growth Fund in April 1993.

    Until to July 24, 1998, the Fund was organized in the Nicholas-Applegate "master-feeder" investment structure. Under that structure, the Nicholas-Applegate Mutual Funds invested all of their assets in corresponding portfolios, or series, of the Nicholas-Applegate Investment Trust (the "Trust"). On July 24, 1998, the "master-feeder" arrangement was reorganized into a multi-class structure in which the Nicholas-Applegate Mutual Funds invested in securities directly and offered various classes of shares.

    In May 1999, the Trust became the successor entity to the assets of the Class I shares of the Nicholas-Applegate Mutual Funds when substantially all of those "Institutional" assets transferred to the Trust. The investment objectives, policies and limitations of the portfolios of the Trust are identical in every respect to the corresponding portfolios of the Nicholas-Applegate Mutual Funds. The investment management fees and expense limitations are also identical.

    The performance returns for the Partnership have been adjusted to reflect the deduction of the fees and expenses of the Mid Cap Growth Fund Class R shares and, for the period preceding the period the reorganization of the Trust, the proportionate shares of the operating expenses of the corresponding master funds of the Trust (including advisory fees), and give effect to transaction costs as well as reinvestment of income and gains. However, the prior investment partnership was not registered under the Investment Company Act and were therefore not subject to the investment restrictions imposed by the Act; if it had been so registered, its performance might have been lower.

    The performance results presented may not necessarily equal the return experienced by any particular shareholder or partner as a result of the timing of investments and redemptions. In addition, the results do not reflect the effect of income or excise taxes on any shareholder, partner or trust beneficiary.

                                                MID CAP GROWTH
                                                 PERFORMANCE
                                                               RUSSELL
                                              MID CAP          MID CAP
                                              GROWTH           GROWTH
  YEAR                                         FUND           INDEX(1)
  1985(2)                                     24.54%             n/a
  1986                                         33.00           17.55%
  1987                                         2.96             2.76
  1988                                         12.59            12.92
  1989                                         33.55            31.48
  1990                                         0.48            (5.13)
  1991                                         55.24            47.02
  1992                                         13.19            8.71
  1993                                         19.51           (11.19)
  1994                                        (10.77)          (2.17)
  1995                                         38.25            33.99
  1996                                         16.18            17.48
  1997                                         16.38            22.58
  1998                                         14.34            17.86
  Last year(3)                                 13.61            8.90
  Last 5 years(3)                              18.47            18.88
  Last 10 years(3)                             19.20            16.98
  Since inception(3)                           20.00            14.65



1 The Russell Midcap Growth Index measures the performance of those companies among the 800 smallest companies in the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Russell Midcap Growth Index is considered generally representative of the U.S. market for midcap stocks. The average market capitalization is approximately $4 billion, the median market capitalization is approximately $2.5 billion, and the largest company in the Index had an approximate market capitalization of $8.7 billion. This Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index was not available until 1986.
2 Performance inception date--September 30, 1985; (Mid Cap Growth Class R shares registration statement effective date--May 7, 1999).
3    Through March 31, 1999.

      NEW ACCOUNT FORM (NON-IRA)
RETIREMENT CLASS SHARES

FOR AN IRA ACCOUNT APPLICATION, CALL 800 - 551-8643.

N I C H O L A S-A P P L E G A T E-REGISTERED TRADEMARK-
MAIL TO:
Nicholas-Applegate Institutional Funds
PO Box 8326
Boston, MA 02266-8326
800 - 551-8043
 1. YOUR ACCOUNT REGISTRATION
--------------------------------------------------------------------------------
PLEASE PRINT. COMPLETE ONE SECTION ONLY. Joint account owners will be registered joint tenants with the right of survivorship unless otherwise indicated. It is the shareholder(s) responsibility to specify ownership designations which comply with applicable state law.

/ / INDIVIDUAL OR JOINT ACCOUNT
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _  - _ _  - _ _ _ _
                           First Name                         Middle Initial           Last Name             Social Security Number
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _  - _ _  - _ _ _ _
                      Joint Tenant (IF ANY)                   Middle Initial           Last Name             Social Security Number
/ / GIFT OR TRANSFER TO MINOR (UGMA/UTMA)
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                Custodian's First Name (ONLY ONE)             Middle Initial           Last Name
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                  Minor's First Name (ONLY ONE)               Middle Initial           Last Name
                               _ _                                           _ _ _  - _ _  - _ _ _ _
                                            _ _  - _ _  - _ _
     Minor's State of Residence        Minor's Date of Birth                    Minor's Social Security
                                                                                         Number

/ /  TRUST, CORPORATION, PARTNERSHIP OR OTHER ENTITY (CORPORATE RESOLUTION REQUIRED)
                                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                                        Name of Trust, Corporation or Other Entity
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                    _ _  - _ _  - _ _ _ _
                               Trustee Name(s) or Type of Entity                                Date of Trust Agreement
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _ _  - _ _ _ _ _ _ _
                                 Name of Beneficiary (OPTIONAL)                              Taxpayer Identification Number

  2. YOUR ADDRESS
--------------------------------------------------------------------------------
Do you have any other identically registered Nicholas-Applegate accounts?
 / / Yes / / No

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
Street Address or PO Box Number Apartment Number
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _         _ _         _ _ _ _ _  - _ _ _ _
City        State            Zip
_ _ _  - _ _ _  - _ _ _ _
 Area Code        Home Phone
_ _ _  - _ _ _  - _ _ _ _
 Area Code        Business Phone
CITIZENSHIP:/ / U.S.
/ / Resident Alien
/ / Non-resident Alien
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
Specify Country (if not U.S.)

  3. YOUR INVESTMENT
--------------------------------------------------------------------------------
Please select your fund. See prospectus for investment minimums.

                      CLASS                        AMOUNT
---------------------------------------------------------
Emerging Countries                   R(1216) / /   $
---------------------------------------------------------
International Core Growth            R(1220) / /   $
---------------------------------------------------------
Small Cap Growth                     R(1223) / /   $
---------------------------------------------------------
Mid Cap Growth                       R(1222) / /   $
---------------------------------------------------------
Large Cap Growth                     R(1221) / /   $
---------------------------------------------------------
Value                                R(1215) / /   $
---------------------------------------------------------
High Quality Bond                    R(1217) / /   $
---------------------------------------------------------
TOTAL                                              $
---------------------------------------------------------
---------------------------------------------------------
---------------------------------------------------------
---------------------------------------------------------
---------------------------------------------------------
---------------------------------------------------------

 4. YOUR METHOD OF PAYMENT
--------------------------------------------------------------------------------

/ / BY CHECK: Payable to NICHOLAS-APPLEGATE
INSTITUTIONAL FUNDS
             (Third party checks will NOT be       / / BY EXCHANGE: Fund name from which
accepted.)                                                         you are exchanging                 _ _ _ _ _ _ _ _ _ _ _ _ _
/ / BY WIRE: Please call 1-800-551-8043 for your
account number                                     / / BY CONFIRM TRADE ORDER: Trade Order #          _ _ _ _ _ _ _ _ _ _ _ _ _

 5. YOUR DIVIDEND AND CAPITAL GAIN PAYMENT OPTIONS
--------------------------------------------------------------------------------
Distributions will automatically be reinvested in additional shares of your Fund(s) unless you check the box(es) below.
DIVIDENDS (CHECK ONE)   / / Reinvest  / / Cash            CAPITAL GAINS (CHECK
ONE)   / / Reinvest  / / Cash
/ / CROSS FUND REINVESTMENT+ (OPTIONAL)--Reinvest all dividends and capital gains into an existing account in another Nicholas-Applegate Fund.

From _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _  To  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                              Fund Name                                                        Fund Name


+MUST BE SAME ACCOUNT TYPE AND CLASS OF SHARES.


                                SERVICE OPTIONS
--------------------------------------------------------------------------------
 6. TELEPHONE REDEMPTIONS AND EXCHANGES
--------------------------------------------------------------------------------
This allows you to use the telephone to redeem or exchange shares, unless you check the box below. Redemptions will be made payable to the registered owner(s) and mailed to the address of record. Maximum redemption by telephone is $50,000.
/ / I do not want telephone redemption privilege.   / / I do not want telephone
exchange privilege.

 7. SYSTEMATIC INVESTMENT--TO MY MUTUAL FUND ACCOUNT VIA ACH
--------------------------------------------------------------------------------
/ / Check this box to invest on a regular basis from your bank account. Please complete "Checking Account Information" (SECTION 10).


    _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _   $_ _ ,_ _ _ ._ _   _ _     _                  _
                            Fund Name                                 Amount         Day* Monthly Quarterly (JAN/APRIL/JULY/OCT)
    _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _   $_ _ ,_ _ _ ._ _   _ _     _                  _
                            Fund Name                                 Amount         Day* Monthly Quarterly (JAN/APRIL/JULY/OCT)


*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.

  8. SYSTEMATIC EXCHANGES--FROM ONE NICHOLAS-APPLEGATE MUTUAL FUND ACCOUNT TO ANOTHER
--------------------------------------------------------------------------------
/ / Check this box to exchange on a regular basis from one Nicholas-Applegate account to another (must be same share class and registration).


     FROM:
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _            $_ _ ,_ _ _ ._ _             _ _      _                    _
                   Fund Name                                 Amount                  Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
           Account Number (IF KNOWN)
     TO:
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _            $_ _ ,_ _ _ ._ _             _ _      _                    _
                   Fund Name                                 Amount                  Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
           Account Number (IF KNOWN)


*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.

  9. SYSTEMATIC WITHDRAWAL--FROM MY MUTUAL FUND ACCOUNT VIA ACH OR CHECK
--------------------------------------------------------------------------------
/ / Check this box to withdraw on a regular basis from my mutual fund account. Please complete "Checking Account Information" below (SECTION 10):


     BY ACH TO MY BANK ACCOUNT
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _            $_ _ ,_ _ _ ._ _             _ _      _                    _
                   Fund Name                                 Amount                  Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)
     BY CHECK (DO NOT NEED TO COMPLETE
     SECTION 10)
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _            $_ _ ,_ _ _ ._ _             _ _      _                    _
                                                                                     1 5
                   Fund Name                                 Amount                  Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)


  SEND PROCEEDS TO:
  / / Address of record
  / / Special Payee (LIST BELOW)

     INDIVIDUAL OR JOINT ACCOUNT
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _         _         _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
               First Name            Middle Initial            Last Name

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _ _ _ _ _ _ _ _ _ _ _ _ _    _ _              _ _ _ _ _  - _ _ _ _
           Address                           City               State                     Zip

*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.

  10. CHECKING ACCOUNT INFORMATION--FOR ACH OR REDEMPTIONS BY WIRE
--------------------------------------------------------------------------------
Must be completed for Sections 7 and 9. PLEASE ATTACH A VOIDED CHECK OR DEPOSIT SLIP.
          _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                              Name of Institution

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _ _ _ _ _ _ _ _ _ _ _ _ _    _ _      _ _ _ _ _  - _ _ _ _
           Address                           City               State              Zip

_ _ _ _ _ _ _ _ _        _ _ _ _ _ _ _ _ _ _ _ _ _
Bank ABA Routing Number        Bank Account Number
          _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
   Any joint owner of your bank account who is NOT a joint owner of your fund account(s) must sign above.

 11. DUPLICATE STATEMENTS
--------------------------------------------------------------------------------
/ / I wish to have a duplicate statement sent to the interested party listed below.
          _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                            Name of Interested Party

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _  _ _      _ _ _ _ _  - _ _ _ _
           Address                           City               State               Zip

                                                                   (SEE REVERSE)

 12. DEALER INFORMATION
--------------------------------------------------------------------------------
HOME OFFICE INFORMATION (TO BE COMPLETED BY INVESTMENT REPRESENTATIVE)

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _          _ _ _  - _ _ _  - _ _ _ _
  Dealer Name and Number (IF
            KNOWN)              Area Code             Phone

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _ _ _ _ _ _ _ _ _ _ _ _ _    _ _              _ _ _ _ _  - _ _ _ _
     Home Office Address                     City               State                     Zip

BRANCH OFFICE INFORMATION

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _          _ _ _  - _ _ _  - _ _ _ _
     Branch Office Number       Area Code             Phone

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _ _ _ _ _ _ _ _ _ _ _ _ _    _ _              _ _ _ _ _  - _ _ _ _
    Branch Office Address                    City               State                     Zip

REPRESENTATIVE INFORMATION

             _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                            _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                 Representative's Name                                   Representative's Number

  13. SIGNATURES
--------------------------------------------------------------------------------
BY SIGNING THIS NEW ACCOUNT FORM BELOW, I ASSURE THAT:
/ / I have received and read the prospectus for each of the Funds in which I am investing, and I believe each investment is suitable for me. I understand that the prospectus terms are incorporated into this New Account Form by reference.
/ / I authorize Nicholas-Applegate Institutional Funds, their affiliates and agents to act on any instructions believed to be genuine for any service authorized on this form. I agree they will not be liable for any resulting loss or expense.
/ / I am of legal age in my state and have the authority and legal capacity to purchase mutual fund shares.
/ / I understand that neither the fund(s) nor the distributor, Nicholas-Applegate Securities, is a bank and that fund shares are not obligations of or guaranteed by any bank or insured by the FDIC.
/ / I understand that mutual funds involve risks, including possible loss of principal.
I CERTIFY, UNDER PENALTIES OF PERJURY, THAT:
1. The Social Security or Taxpayer Identification Number shown on this form is correct. (If I fail to give the correct number or to sign this form, Nicholas-Applegate Institutional Funds may reject or redeem my investment. I may also be subject to any applicable IRS Backup Withholding for all distributions and redemptions.)
2. / / I am NOT currently subject to IRS Backup Withholding because (a) I have not been notified of it or (b) notification has been revoked.
  / / I am currently subject to IRS Backup Withholding.
I agree that neither Nicholas-Applegate Securities, the Trust, nor any of their affiliates will be responsible for the authenticity of any instructions given and shall be fully indemnified as to and held harmless from any and all direct and indirect liabilities, losses, or costs resulting from acting upon such transactions.

     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _          _ _  - _ _  - _ _ _ _
        Shareowner, Custodian, Trustee or Authorized Officer                       Date
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _          _ _  - _ _  - _ _ _ _
        Joint Owner, Custodian, Trustee or Authorized Officer                      Date

F O R  M O R E  I N F O R M A T I O N

More information on these Funds is available

free upon request, including the following:


ANNUAL/SEMI-ANNUAL REPORT


Describes the Funds' performance, lists portfolio holdings and contains a letter from the Funds'
Investment Adviser discussing recent market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)

Provides more details about the Funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION:

BY TELEPHONE

Call 1-800-551-8643

BY MAIL  Write to:


Nicholas-Applegate Institutional Funds
600 West Broadway, Suite 3000
San Diego, CA 92101


BY E-MAIL  Send your request to www.nacm.com

ON THE INTERNET Text versions of the Funds' documents can be viewed online or downloaded from:

  SEC


  http://www.sec.gov


You can also obtain copies by visiting the SEC's
Public Reference Room in Washington, DC
(phone 1-800-SEC-0330) or sending your request and a duplicating fee to the SEC's Public
Reference Section, Washington, DC 20549-6009

N I C H O L A S-A P P L E G A T E-REGISTERED
TRADEMARK-


600 West Broadway
San Diego, CA 92101
800-551-8643
Nicholas-Applegate Securities, Distributor
Visit us at www.nacm.com


Nicholas-Applegate Institutional Funds

SEC file number: 333-71469

MFRPROI599

                 (This page has been left blank intentionally.)

            Nicholas-Applegate-Registered Trademark- Institutional Funds
                        Institutional and Retirement Shares
                           600 West Broadway, 30th Floor
                            San Diego, California 92101
                                   (800) 551-8643


                        STATEMENT OF ADDITIONAL INFORMATION
                                    JULY 9, 1999


Global Blue Chip Fund         International Core Growth Fund       Worldwide Growth Fund

Global Growth & Income Fund   Emerging Countries Fund              Global Technology Fund

Convertible Fund              Pacific Rim Fund                     Mid Cap Growth Fund


Latin America Fund            Large Cap Growth Fund                Small Cap Growth Fund


Short Intermediate Fund       Value Fund                           High Yield Bond Fund


Mini Cap Growth Fund          High Quality Bond Fund               International Small Cap Growth



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the Funds' prospectuses dated July 9, 1999. This SAI incorporates by reference the Funds' Annual Report. Obtain the prospectus or the Annual Report without charge by calling 800-551-8643.

                                  TABLE OF CONTENTS

                                                                          Page
                                                                          ----
Organization . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-2
Securities Descriptions and Techniques . . . . . . . . . . . . . . . . . . B-2
Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . . . . .B-16
Principal Holders of Securities. . . . . . . . . . . . . . . . . . . . . .B-17
Trustees and Principal Officers. . . . . . . . . . . . . . . . . . . . . .B-18
Investment Adviser . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-20
Custodian, Fund Accounting Agent and Administrators. . . . . . . . . . . .B-22
Transfer and Dividend Disbursing Agent, Legal Counsel
and Independent Auditors . . . . . . . . . . . . . . . . . . . . . . . . .B-23
Distributor. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-23
Shareholder Service Plan . . . . . . . . . . . . . . . . . . . . . . . . .B-24
Distribution Plan. . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-24
Portfolio Transactions and Brokerage . . . . . . . . . . . . . . . . . . .B-25
Purchase and Redemption of Fund Shares . . . . . . . . . . . . . . . . . .B-27
Shareholder Services . . . . . . . . . . . . . . . . . . . . . . . . . . .B-28
Net Asset Value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-30
Dividends, Distributions and Taxes . . . . . . . . . . . . . . . . . . . .B-32
Performance Information. . . . . . . . . . . . . . . . . . . . . . . . . .B-32
Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-42
Appendix A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . A-1

                                     ORGANIZATION


     Nicholas-Applegate Institutional Funds (the "Trust") is an open-end management investment company currently offering a number of separate portfolios (each a "Fund" and collectively the "Funds"). This Statement of Additional Information contains information regarding the Institutional and Retirement shares of these Funds. The Trust was organized in December 1992 as a business trust under the laws of Delaware.


     Prior to July 24, 1998, the Nicholas-Applegate mutual fund complex was organized in a "master-feeder" investment structure. Under that structure, the Nicholas-Applegate Mutual Funds invested all of their assets in corresponding portfolios, or series, of the Nicholas-Applegate Institutional Funds. On July 24, 1998, the shareholders of the Nicholas-Applegate Mutual Funds approved a plan that reorganized the "master-feeder" arrangement into a multi-class structure in which the Nicholas-Applegate Mutual Funds invested in securities directly and offered various classes of shares through multiple distribution channels. At the same time the Trust was liquidated.

     In May 1999, the Trust was reactivated to be the successor entity to the assets of the I class of shares of the Nicholas-Applegate Mutual Funds. On March 31, 1999, substantially all of those "Institutional" assets transferred to the Trust. The investment objectives, policies and limitations of the portfolios of the Trust are identical in every respect to the corresponding portfolios of the Nicholas-Applegate Mutual Funds. The investment management fees and expenses limitations are also identical. Since both the Trust and the Nicholas-Applegate Mutual Funds are organized as Delaware business trusts under substantially similar trust instruments, shareholder rights in the two funds are substantially identical. Both funds are authorized to issue an unlimited number of shares.

                       SECURITIES DESCRIPTIONS AND TECHNIQUES

     The following discussion provides the various principal and non principal investment policies and techniques employed by the Funds.

EQUITY SECURITIES:

     COMMON STOCK is the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earning and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

     PREFERRED STOCKS have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

     WARRANTS give the Funds the option to buy the issuer's stock or other equity securities at a specified price. The Funds may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

     DEPOSITORY RECEIPTS are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by foreign issuers. ADRs in registered form, are designed for use in U.S. securities markets. Such depository receipts may be sponsored by the foreign issuer or may be unsponsored. The Funds may also invest in European and Global Depository Receipts ("EDRs" and "GDRs"), which in bearer form, are designed for use in European securities markets, and in other instruments representing securities of foreign companies. Such depository receipts may be sponsored by the foreign issuer or may be unsponsored. Unsponsored depository receipts are organized independently and without the cooperation of the foreign issuer of the underlying securities; as a result, available information regarding the issuer may not be as current as for sponsored depository receipts, and the prices of unsponsored depository receipts may be more volatile than if they were sponsored by the issuer of the underlying securities. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars; the underling security may be denominated in a foreign currency, although the underlying security may be subject to foreign governmental taxes which would reduce the yield on such securities.

     CONVERTIBLE SECURITIES are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price.

     Convertible securities have lower yields than comparable fixed income securities to compensate for the value of the conversion option. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

     The Funds treat convertible securities as equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

FIXED INCOME SECURITIES:

     CORPORATE DEBT SECURITIES are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt security. The credit risks of corporate debt securities vary widely among issuers.

     ZERO COUPON SECURITIES do not pay interest or principal until final maturity. Most debt securities provide periodic payments of interest (referred to as a "coupon payment"). In contrast, investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the price and the amount paid at maturity represents interest on the zero coupon security. This increases the market and credit risk of a zero coupon security, because an investor must wait until maturity before realizing any return on the investment.

     There are many forms of zero coupon securities. Some securities are originally issued at a discount and are referred to as "zero coupon" or "capital appreciation" bonds. Others are created by separating the right to receive coupon payments from the principal due at maturity, a process known as "coupon stripping." Treasury STRIPs, IOs, and POs are the most common forms of "stripped" zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as "pay-in-kind" or "PIK" securities.

     COMMERCIAL PAPER is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain liquidity in this fashion. The sort maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer.

     BANK INSTRUMENTS are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars are issued by U.S. branches of foreign banks are referred to as Yankee instruments.

     DEMAND INSTRUMENTS are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year. Insurance contracts include guaranteed investment contracts, funding agreements and annuities.

     GOVERNMENT OBLIGATIONS include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. No assurances can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.





     VARIABLE AND FLOATING RATE INSTRUMENTS are generally not rated by credited rating agencies; however, the Investment Adviser under guidelines established by the Trust's Board of Trustees will determine what unrated and variable and floating rate instruments are of comparable quality at the time of the purchase to rated instruments eligible for purchase by the Funds. In making such determinations, the Investment Adviser considers the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by a Fund. The absence of such an active secondary market could make it difficult for a Fund to dispose of the variable or floating rate instrument involved in the event of the issuer of the instrument defaulting on its payment obligation or during periods in which a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit.

FOREIGN SECURITIES:

     Foreign securities are securities of issuers based outside the U.S. They are primarily denominated in foreign currencies and traded outside of the United States. In addition to the risks normally associated with equity and fixed income securities, foreign securities are subject to country risk and currency risks. Trading in certain foreign markets is also subject to liquidity risks.

     FOREIGN EXCHANGE CONTRACTS are used by a Fund to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars ("spot currency trades"). A Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. Use of these derivative contracts may increase or decrease a Fund's exposure to currency risk.

     FOREIGN GOVERNMENT SECURITIES generally consist of fixed income securities supported by national, state, or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

     Foreign government securities also include fixed income securities of "quasi-governmental agencies" which are either issued by entities that are owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit and general taxing powers. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including guasi-governmental agencies.

     EURODOLLAR CONVERTIBLE SECURITIES are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside the United States. Each Fund may invest without limitation in Eurodollar convertible securities, subject to its investment policies and restrictions, that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies.

     EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from may countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations.


                 RISK MANAGEMENT AND RETURN ENHANCEMENT STRATEGIES

     Each Fund may engage in various portfolio strategies, including using derivatives, to reduce certain risks of its investments and to enhance return. A Fund, and thus its investors, may lose money through any unsuccessful use of these strategies. These strategies include the use of foreign currency forward contracts, options, futures contracts and options thereon. A Fund's ability to use these strategies may be limited by various factors, such as market conditions, regulatory limits and tax considerations, and there can be no assurance that any of these strategies will succeed. If new financial products and risk management techniques are developed, each Fund may use them to the extent consistent with its investment objectives and polices.

     RISKS OF RISK MANAGEMENT AND RETURN ENHANCEMENT STRATEGIES. Participation in the options and futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. A Fund, and thus its investors, may lose money through any unsuccessful use of these strategies. If the Investment Adviser's predictions of movements in the direction of the securities, foreign currency or interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risk inherent in the use of options, foreign currency and futures contracts and options on futures contracts include (1) dependence on the Investment Adviser's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; (5) the risk that the counterparty may be unable to complete the transaction; and (6) the possible liability of a Fund to purchase or sell a portfolio security at a disadvantageous time, due to the need for a Fund to maintain "cover" or to segregate assets in connection with hedging transactions.

DERIVATIVES:

     INDEX AND CURRENCY-LINKED SECURITIES are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. The Funds may also invest in "equity linked" and "currency-linked" debt securities. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

     MORTGAGE-RELATED SECURITIES are derivative interests in pools of mortgage loans made to U.S. residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations.

     U.S. MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-thoughts." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of U.S. mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Agency or guaranteed by the Veterans Administration.

     Government-related grantors include the Federal National Mortgage Association ("FNMA") and the Federal Home loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages not insure or guaranteed by any government agency from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC is a government-sponsored corporation created to increase availability of mortgage credit for residential housing and owned entirely by private stockholders. FHLMC issues participation certificates which represent interests in conventional mortgages from FHLMC's national portfolio. Pass-through securities issued by FNMA and participation certificates issued by FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the United States Government.

     Although the underlying mortgage loans in a pool may have maturities of up to 30 years, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. In the even higher than anticipated prepayments of principal, a Fund may be subject to reinvestment in a market of lower interest rates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"). A domestic or foreign CMO in which a Fund may invest is a hybrid between mortgage-backed bond and a mortgage pass-through security. Like a bond, interest is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass through securities guaranteed by GNMA, FHLMC, FNMA or equivalent foreign entities.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal and interest received from the pool of underlying mortgages, including prepayments, is first returned to the class having the earliest maturity date or highest maturity. Classes that have longer maturity dates and lower seniority will receive principal only after the higher class has been retired.

     ASSET BACKED SECURITIES are payable from pools of obligations other than mortgages. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. However, most asset backed securities involve consumer or commercial debts with maturities of less than ten years. Asset backed securities may take the form of commercial paper or notes, in addition to pass through certificates. Asset backed securities may also resemble some types of CMOs, such as Floaters, Inverse Floaters, IOs and POs.


     Historically, borrowers are more likely to refinance their mortgage than any other type of consumer debt or short term commercial debt. In addition, some asset backed securities use prepayment to buy addition assets, rather than paying off the securities. Therefore, although asset backed securities may have some prepayment risks, they generally do not present the same degree of risk as mortgage backed securities.

     SYNTHETIC CONVERTIBLE SECURITIES are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by Standard and Poor's.

OPTIONS AND FUTURES:

     OPTIONS are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium", from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Funds may:

- Buy call options on foreign currency in anticipation of an increase in the value of the underlying asset.

- Buy put options on foreign currency, portfolio securities, and futures in anticipation of a decrease in the value of the underlying asset.

- Write call options on portfolio securities and futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

     STOCK INDEX OPTIONS. Each Fund may also purchase put and call options with respect to U.S. and global stock indices. The Funds may purchase such options as a hedge against changes in the values of portfolio securities or securities which they intend to purchase or sell, or to reduce risks inherent in the ongoing management of the Funds.

     The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on a stock index depends on the Investment Adviser's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

     Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, A Fund could not be able to close out options which it had purchased, and if restrictions on exercise were imposed, a Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Funds purchase put or call options only with respect to an index which the Investment Adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

     FOREIGN CURRENCY OPTIONS. Each Fund may buy or sell put and call options on foreign currencies. A put or call option on foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Funds use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of a call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price of an in-the-money strike prices. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Funds to reduce foreign currency risk using such options.

     As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

     FORWARD CURRENCY CONTRACTS. Each Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Fund might purchase a particular currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

     FUTURES CONTRACTS provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified when the contract is made. Futures contracts traded OTC are frequently referred to as "forward contracts". Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

     The Funds may buy and sell interest rate or financial futures, futures on indices, foreign currency exchange contracts, forward foreign currency exchange contracts, foreign currency options, and foreign currency futures contracts.

     INTEREST RATE OR FINANCIAL FUTURES CONTRACTS. Each Fund may invest in interest rate or financial futures contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures markets, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have generally tended to move in the aggregate in concert with cash market prices, and the prices have maintained fairly predictable relationships.

     The sale of an interest rate or financial future sale by a Fund obligates the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchased by a Fund obligates the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

     Although interest rate or financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without delivery of securities. A Fund closes out a futures contract sale by entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund receives the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the Fund closes out a futures contract purchase by entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

     OPTIONS ON FUTURES CONTRACTS. The Funds may purchase options on the futures contracts they can purchase or sell, as describe above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. There is no guarantee that such closing transactions can be effected.

     Investments in futures options involve some of the same considerations as investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. Depending on the pricing of the contract will note be fully reflected in the value of the option. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options are more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Funds because the maximum amount at risk is limited to the premium paid for the options (plus transaction costs).

     Investments in futures options involve some of the same considerations as investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contact will not be fully reflected in the value of the option. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options are more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Funds because the maximum amount at risk is limited to the premium paid for the options (plus transaction costs).

     RISKS OF TRANSACTIONS IN OPTIONS AND FUTURES CONTRACTS. There are several risks related to the use of futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the options or futures contract and movements in the price of the securities which are the subject of the hedge. The price of the contract may move more or less than the price of the securities being hedged. If the price of the contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the security being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the contract. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or a gain on the contract which will not be completely offset by movements in the price of the securities which are subject to the hedge.

     When contracts are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead. If a Fund then decides not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the contract that is not offset by a reduction in the price of securities purchased.

     Although the Funds intend to purchase or sell contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin.

     Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     Successful use of futures by a Fund depends on the Investment Adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund hedges against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of the stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

     In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures contracts or options, the Fund could experience delays and losses in liquidating open positions purchased or sold through the broker, and incur a loss of all or part of its margin deposits with the broker.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND RELATED OPTIONS

     Excepts as described below under "Non Hedging Strategic Transactions", a Fund will not engage in transactions in futures contracts or related options for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in a Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund may not purchase or sell futures or purchase related options if, immediately thereafter, more than 25% of its net assets would be hedged. A Fund also may not purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets.

     Upon the purchase of futures contracts, a Fund will deposit an amount of cash or liquid debt or equity securities, equal to the market value of the futures contracts, in a segregated account with the Custodian or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

     These restrictions, which are derived from current federal and state regulations regarding the use of options and futures by mutual funds, are not "fundamental restrictions" and the Trustees of the Trust may change them if applicable law permits such a change and the change is consistent with the overall investment objective and policies of a Fund.

INTEREST RATE AND CURRENCY SWAPS:

     For hedging purposes, each Fund may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors. An interest rate or currency swap involves an agreement between a Fund and another party to exchange payments calculated as if they were interest on a specified ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in the exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level.

     CROSS-CURRENCY SWAPS. A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); and exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.

     SWAP OPTIONS. Each Fund may invest in swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to receive fixed pursuant to a swap option is said to own a call.

     SECURITIES SWAPS. Each Fund may enter into securities swaps, a technique primarily used to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system. The fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Fund pays or receives cash from the broker equal to the change in the value of the underlying security.

     INTEREST RATE SWAPS. As indicated above, an interest rate swap is a contract between two entities ("counterparties") to exchange interest payments (of the same currency) between the parties. In the most common interest rate swap structure, one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the "notional principal amount." In most such transactions, the floating rate payments are tied to the London Interbank Offered Rate, which is the offered rate for short-term Eurodollar deposits between major international banks. As there is no exchange of principal amounts, an interest rate swap is not in investment or a borrowing.

     RISKS ASSOCIATED WITH SWAPS. The risks associated with interest rate and currency swaps and interest rate caps and floors are similar to those described above with respect to dealer options. In connection with such transactions, a Fund relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while each Fund will seek to enter into such transactional only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair a Fund's ability to enter into other transactions at a time when doing so might be advantageous.

     A Fund usually enter into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Trust's custodian. If a Fund enters into a swap on other than a net basis, or sells caps or floors, the Fund maintains a segregated account of the full amount accrued on a daily basis of the fund's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Commission.

     A Fund will not enter into any of these transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "high quality" at the time of the purchase by at least one of the established rating agencies (e.g., AAA or AA by S&P).


                                SPECIAL TRANSACTIONS

     TEMPORARY INVESTMENTS. The Funds may temporarily depart from their principal investment strategies in response to adverse market, economic, political or other conditions by investing their assets in cash, cash items, and short-term, higher quality debt securities. A Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. A defensive posture taken by a Fund may result in a Fund failing to achieve its investment objective.

     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

     "ROLL" TRANSACTIONS. Each Fund may enter into "roll" transactions, which are the sale of GNMA certificates and other securities together with a commitment to purchase similar, but not identical, securities at a later date from the same party. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like when-issued securities or firm commitment agreements, roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. Additionally, in the even the buyer of securities under a roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the transactions may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

     A Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio consistent with its investment objective and policies and not for investment leverage. Nonetheless, roll transactions are speculative techniques and are considered to be the economic equivalent of borrowings by the Fund. To avoid leverage, the Fund will establish a segregated account with its custodian in which it will maintain liquid assets in an amount sufficient to meet is payment obligations with respect to these transactions. A Fund will not enter into roll transactions if, as a result, more than 15% of the fund's net assets would be segregated to cover such contracts.

                         NON-HEDGING STRATEGIC TRANSACTIONS

     Each Fund's options, futures and swap transactions will generally be entered into for hedging purposes--to protect against possible changes in the market values of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, currency or interest rate fluctuations, to protect the Fund's unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities. However, in addition to the hedging transactions referred to above, the Short Intermediate, High

Quality Bond, Global Blue Chip, Pacific Rim, and Latin America Funds may enter into options, futures and swap transactions to enhance potential gain in circumstances where hedging is not involved. Each Fund's net loss exposure resulting from transactions entered into for each purpose will not exceed 5% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. Such transactions are subject to the limitations described above under "Options," "Futures Contracts," and "Interest Rate and Currency Swaps".

     REPURCHASE AGREEMENTS are agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. Pursuant to such agreements, the Fund acquires securities from financial institutions as are deemed to be creditworthy by the Investment Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement . If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements may be considered to be loans under the Investment Company Act.

     A Fund's custodian is required to take possession of the securities subject to repurchase agreements. The Investment Adviser or the custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of a security to a Fund and its agreement to repurchase the security (or, in the case of mortgage-backed securities, substantially similar but not identical securities) at a specified time and price. A Fund will maintain in a segregated account with its custodian cash, U.S. Government securities or other appropriate liquid securities in an amount sufficient to cover its obligations under these agreements with broker-dealers (no such collateral is required on such agreements with banks). Under the Investment Company Act, these agreements may be considered borrowings by the Funds, an are subject to the percentage limitations on borrowings describe below. The agreements are subject to the same types of risks as borrowings.

     WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS. Each Fund may purchase securities on a "when-issued," forward commitment or delayed settlement basis. In this event, a Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

     The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Investment Adviser to manage it may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceed 15% of the value of its net assets.

     When a Fund engages in when-issued, forward commitments and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

     BORROWING. Each Fund may borrow money through lines of credit, reverse repurchase agreements, and other techniques. All borrowings by a Fund cannot exceed one-third of a Fund's total assets.

     The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of a Fund's assets fluctuate in value, whereas the interest obligation resulting form a borrowing remain fixed by the terms of the Fund's agreement with its lender, the asset value per share of the Fund tends to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

     SHORT SALES. Certain Funds may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange or other securities they own (referred to as short sales "against the box") and short sales of securities which they do not own or have the right to acquire.

     In a short sale that is not "against the box," a Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the Fund replaces the security, the proceeds of the short sale are retained by the broker, and the Fund must pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

     Since a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share tends to increase more when the securities it has sold short increase in value, than would otherwise be the case if it had not engage in such short sale. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     As a matter of policy, the Trust's Board of Trustees has determined that no Fund will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Fund's total assets, taken at market value.

     ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund night be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Trust's Board of Trustees has determined that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. Investing in restricted securities eligible for resale under Rule 144A could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers become uninterested in purchasing such securities.

     The Emerging Countries, Global Blue Chip, Pacific Rim, and Latin America Funds may invest in foreign securities that are restricted against transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Unless these securities are acquired directly from the issuer or its underwriter, the Funds treat foreign securities whose principal market is abroad as not subject to the investment limitation on securities subject to legal or contractual restrictions on resale.

                                  DIVERSIFICATION

     Each Fund is "diversified" within the meaning of the Investment Company Act. In order to qualify as diversified, a Fund must diversify its holdings so that at all time at least 75% of the value of its total assets is represented by cash and cash items (including receivable), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer).

                              INVESTMENT RESTRICTIONS

     The Trust, on behalf of the Funds, has adopted the following fundamental policies that cannot be changed without the affirmative vote of a majority of the outstanding shares of the appropriate Fund (as defined in the Investment Company Act).

     All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the relevant portfolio.

     The investment objective of each Fund is a fundamental policy. In addition, no Fund:

     1. May invest in securities of any one issuer if more than 5% of the market value of its total assets would be invested in the securities of such issuer, except that up to 25% of a Fund's total assets may be invested without regard to this restriction and a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction also does not apply to investments by a Fund in securities of the U.S. Government or any of its agencies or instrumentalities.

     2. May purchase more than 10% of the outstanding voting securities, or of any class of securities, or any one issuer, or purchase the securities of any issuer for the purpose of exercising control or management, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

     3. May invest 25% or more of the market value of its total assets in the securities of issuers in any one particular industry, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction does not apply to investments by a Fund in securities of the U.S. Government or its agencies and instrumentalities.

     4. May purchase or sell real estate. However, a Fund may invest in securities secured by, or issued by companies that invest in, real estate or interest in real estate.

     5. May make commercial loans of money, except that a Fund may purchase debt instruments and certificates of deposit and enter into repurchase agreements. Each Fund reserves the authority to make loans of its portfolio securities in an aggregate amount not exceeding 30% of the value of its total assets.


     6. May borrow money on a secured or unsecured basis, provided that, pursuant to the Investment Company Act, a Fund may borrow money if the borrowing is made from a bank or banks and only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowings).

     7. May pledge or in any way transfer as security from indebtedness any securities owned or held by it, except to secure indebtedness permitted by restriction 6 above. This restriction shall not prohibit the Funds from engaging in options, futures and foreign currency transactions.

     8. May underwrite securities of other issuers, except insofar as it may be deemed an underwriter under the Securities Act in selling portfolio securities.

     9. May invest more than 15% of the value of its net assets in securities that at the time of purchase are illiquid.

     10. May purchase securities on margin, except for initial and variation margin on options and futures contracts, and except that a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities.

     11. May engage in short sales (other than the Mid Cap Growth, Mini Cap Growth, Small Cap Growth, Worldwide Growth, International Core Growth, International Small Cap Growth,

          High Yield Bond, Global Blue Chip, Pacific Rim and Latin America Funds), except that a Fund may use such short-term credits as are necessary for the clearance of transactions.

     12. May invest in securities of other investment companies, except (a) that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with the same investment objective, policies and restrictions as the Fund;
          (b) in compliance with the Investment Company Act; or (c) as part of a merger, consolidation, acquisition or reorganization involving the Fund.

     13. May issue senior securities, except that a Fund may borrow money as permitted by restrictions 6 and 7 above. This restriction shall not prohibit the Funds from engaging in short sales, options, futures and foreign currency transactions.

     14. May enter into transactions for the purpose of arbitrage, or invest in commodities and commodities contracts, except that a Fund may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission.

     15. May purchase or write options on securities, except for hedging purposes (except in the case of the Short Intermediate, High Quality Bond, Global Blue Chip, Pacific Rim and Latin America Funds, which may do so for non-hedging purposes) and then only if (i) aggregate premiums on call options purchased by a Fund do not exceed 5% of its net assets; (ii) aggregate premiums on put options purchased by a Fund do not exceed 5% of its net assets; (iii) not more than 25% of a Fund's net assets would be hedged; and (iv) not more than 25% of a Fund's net assets are used as cover for options written by the Fund.


                               OPERATING RESTRICTIONS

     As a matter of operating (not fundamental) policy adopted by the Board of Trustees of the Trust, no Fund:

     1. May invest in interest in oil, gas or other mineral exploration or development programs or leases, or real estate limited partnerships, although a Fund may invest in the securities of companies which invest in or sponsor such programs.

     2. May lend any securities from its portfolio unless the value of the collateral received therefor is continuously maintained in an amount not less than 100% of the value of the loaned securities by marking to market daily.

                          PRINCIPAL HOLDERS OF SECURITIES

     As of June 30, 1999, the following persons held of record more than 5% of the outstanding shares of the Funds:


     Short Intermediate Fund Class I--Indiana State Council of Carpenters Health & Welfare Fund C/O William A. Johnson Morris Association Inc. , PO Box 50440, Indianapolis, IN 46250-0440 (48.67%); Laclede Salaried Employee Pension Plan, FBO Bankers Trust Company, 648 Grassmere Park #MS7203, Nashville, TN 37211-3658 (28.17%); Community Hospital Foundation, PO Box 458, Channelview, TX 77530-0458 (22.35%).


     Global Technology Fund Class I--Wake Forest University, PO Box 7354, Winston Salem, NC 27109-7354 (26.25%); The Investment Committee, FBO Short Brothers Pension Scheme, PO Box 241, Airport Road, Belefast BT3 9DZ, Northern Ireland (20.46%); Pension Fund Trust, FBO Fiducie Bombardier Trust, 800 Rene-Levesque West 29th Floor, Montreal, Canada H3B-1Y8 (11.66%); Arthur E.

Nicholas, PO Box 2169, Del Mar, California 92014-1469 (9.30%).


     Mini Cap Growth Fund Class I--Wake Forest University, PO Box 7354, Winston Salem, NC 27109-7354 (31.98%); Charles Schwab & Co. Inc., 101 Montgomery Street 11th Floor, San Francisco, California 94104-4122 (16.31%); Northern Trust Company, FBO Ford Family Foundation, PO Box 92956, Chicago, Il 60675-2956 (15.00%); The Lynde & Harry Bradley Foundation Inc., PO Box 510860, Milwaukee, WI 53203-0153 (9.19%).


     Latin America Fund Class I--Arthur E. Nicholas, PO Box 2169, Del Mar, CA 92014-1469 (83.94%); CNA Trust Corporation, Trustee, Nicholas-Applegate Pension Plan, P.O. Box 5024, Costa Mesa, CA 92628 (5.02%).


     Pacific Rim Fund Class I--Arthur E. Nicholas, PO Box 2169, Del Mar, CA 92014-1469 (68.50%); Mitchell Field Inc., PO Box 553, Rancho Santa Fe, CA 92067-0553 (9.01%); Mitchell N. Field / Holly E. Manion, Joint Tenants, PO Box 553, Rancho Santa Fe, CA 92067-0553 (5.92%).


     Global Blue Chip Fund Class I --Arthur E. Nicholas, PO Box 2169, Del Mar CA 92014-1469 (35.25%); Sherryl A. Nicholas Trustee, Sherryl A. Nicholas Revocable Trust, PO Box 2295, Rancho Santa Fe, CA 92067-2295 (18.79%); CNA Trust Corporation Trustee, FBO Nicholas-Applegate 401(K) Plan, PO Box 5024, Costa Mesa, CA 92628-5024 (14.30%); CNA Trust Corporation Trustee, Nicholas-Applegate Pension Plan, PO Box 5024, Costa Mesa, California 92628-5024 (5.47%).


     Global Growth & Income Fund Class I--Arthur E. Nicholas, PO Box 2169, Del Mar, CA 92014-1469 (70.23%); Sherryl A. Nicholas Trustee, Sherryl A. Nicholas Revocable Trust, PO Box 2295, Rancho Santa Fe, CA 92067-2295 (18.07%); State Street Bank & Trust Company, Custodian For the IRA Rollover of Robertson Schaefer, PO Box 537, Rancho Santa Fe, CA 92067-0537 (5.52%).


     Convertible Fund Class I --Austin Fire Fighters Relief & Retirement Fund, 3301 Northland Drive #215, Austin, TX 79731-4951 (57.63%); Butler Family Fund 501(c)(3) Exempt Private Foundation, 1600 20th Street NW, Washington, DC 20009-1001 (8.23%); Carl B. Vance Trustee Linfield College, 900 SE Baker Street, McMinnville, OR 97128-6894 (6.86%).


     Emerging Countries Fund Class I--Blue Cross & Blue Shield of Florida, Inc.
Attn: Performance Measurement Analyst, Banking & Investment DC1-3, 4800 Deerwood Campus Parkway, Jacksonville, FL 32246-6498 (29.05%); Lauer & Co., C/O The Glenmede Trust Co., 1 Liberty Place Suite 1200, Philadelphia, PA 19103 (17.58%); University of Notre Dame, DU LAC Investment Office, Grace Hall, Suite 900, Notre Dame, IN 46556 (10.89%); Northern Trust Co., Trustee, FBO Knight-Ridder Master Retirement Trust, PO Box 92956, Chicago, IL 60675-2956; (6.40%); Bost & Co., Mutual Funds Operations, PO Box 3198, Pittsburgh, PA 15230-3198 (6.14%).


     Emerging Countries Fund Class R--Putnam, Lovell, De Guardiola & Thornton, Inc., Pier 5 The Embarcadero, San Francisco, CA 94111 (65.75%); Boston Financial Data Services, Corporate Actions Audit Account #1, Nicholas-Applegate Fund, 2 Heritage Drive Floor 2, Quincy, MA 02171-2144 (11.42%); Boston Financial Data Services, Corporate Actions Audit Account #4, Nicholas-Applegate Fund, 2 Heritage Drive Floor 2, Quincy, MA 02171-2144 (11.42%), Boston Financial Data Services, Corporate Actions Audit Account #2, Nicholas-Applegate Fund, 2 Heritage Drive Floor 2, Quincy, MA 02171-2144 (11.42%).


     High Yield Bond Fund Class I--Sherryl A. Nicholas Revocable Trust, PO Box 2295, Rancho Santa Fe, CA 92067-2295 (44.02%); Wuesthoff Memorial Hospital Funded Depreciation Not-For-Profit Corporation, PO Box 565002, Rockledge, FL 39256-5002 (29.08%); Wuesthoff Memorial Hospital Pension Plan Master Trust, Pension Plans Bargaining & Non-Bargaining, PO Box 565002, Rockledge, FL 32956-5002 (10.10%).

         High Quality Bond Fund Class I--Charles Schwab & Co., Inc., 101 Montgomery Street, 11th Floor, San Francisco, CA 94104-4122 (76.38%); Baker Botts LLP, 910 Louisiana Street, Houston, TX 77002-4916 (19.48%).


         High Quality Bond Fund Class R--CNA Trust Corporation
Trustee, FBO Trust Fund Advisors, PO Box 5024; Costa Mesa,
CA  92628-5024 (99.98%).


         International Core Growth Fund Class I--Chase Manhattan Bank Trustee, Avon Products Inc. & Subsidiaries Master Retirement Trust, 1345 Avenue of the Americas, New York, NY 10105-0302 (18.30%); The University of North Carolina at Chapel Hill, Foundation Investment Fund Inc., Investment Office, 1512 E. Franklin Street, Suite 106, Chapel Hill, NC 27514-2816 (15.28%); Austin Fire Fighters Relief & Retirement Fund, 3301 Northland Drive #215, Austin, TX 78731-4951 (13.43%); Norwest Bank MN NA as Custodian FBO BCBS of Montana, Attention MF Processing, PO Box 1533, Minneapolis, MN 55480-1533 (6.23%); Jennifer Consigli Trustee Schwan's Sales Enterprise Inc., PSP, 105 Rosemont Road, Westwood, MA 02090-2318 (5.74%); Merck Frosst Canada Inc., Tax Exempt Retirement Plan, PO Box 1005, Pointe Claire, Canada QC H9R4P8 (5.66%); Don & Sybil Harrington Foundation, Jim Allison President & Executive Director, 801 S. Fillmore Street, Suite 700, Amarillo, TX 79101-3537 (5.32%).


         International Core Growth Fund Class R--Putnam, Lovell, De Guardiola & Thornton, Inc., Pier 5 The Embarcadero, San Francisco, CA 94111 (65.81%); Boston Financial Data Services, Corporate Actions Audit Account #4, Nicholas-Applegate Fund, 2 Heritage Drive Floor 2, Quincy, MA 02171-2144 (11.40%); Boston Financial Data Services, Corporate Actions Audit Account #2, Nicholas-Applegate Fund,
2 Heritage Drive Floor 2, Quincy, MA 02171-2144 (11.40%), Boston Financial Data Services, Corporate Actions Audit Account #1, Nicholas-Applegate Fund, 2 Heritage Drive Floor 2, Quincy, MA 02171-2144 (11.40%).


         International Small Cap Growth Fund Class I--The University of North Carolina at Chapel Hill, Foundation Investment Fund Inc., Investment Office, 1512 E. Franklin Street, Suite 106, Chapel Hill, NC 27514-2816 (26.82%); First Tennessee Bank NA Reinvestment Account, 165 Madison Avenue, Floor 7, Memphis, TN 38103-2723 (20.62%); University of British Columbia Endowment Fund, 220 Dundas Street, 2nd Floor, London Ontario Canada N6A 4s4 (14.34%); Austin Fire Fighters Relief & Retirement Fund, 3301 Northland Drive #215, Austin, TX 78731-4951 (10.09%); Methodist Home, Texas Non-Profit Corporation, 1111 Herring Avenue, Waco, TX 76708-3696 (6.05%).


         Large Cap Growth Fund Class I--Sherryl A. Nicholas Revocable Trust, PO Box 2295, Rancho Santa Fe, CA 92067-2295 (34.78%); CNA Trust Corporation Trustee, FBO Nicholas- Applegate 401(K) Plan, PO Box 5024, Costa Mesa, CA 92628-5024 (22.48%); CNA Trust Corporation Trustee, Nicholas-Applegate Pension Plan, PO Box 5024, Costa Mesa, CA 92628- 5024 (16.50%); State Street Bank & Trust
Co; C/F IRA Richard E. McCaman, 1331 E. Notwood Avenue, Fullerton, CA 92831 (5.65%).


         Large Cap Growth Fund Class R--CNA Trust Corporation Trustee, FBO Trust Fund Advisors, PO Box 5024, Costa Mesa, CA 92628-5024 (100.00%).


         Mid Cap Growth Fund Class I--Consumers Energy Company Employees Savings & Incentive Plan, 212 W. Michigan Avenue, Jackson, MI 49201-2276 (33.65%); Pacificorp Veba Trust, Attn: Kent Grether, 825 NE Multnomah Street, Suite 1900, Portland, OR 97232-2135 (21.97%); LaSalle National Bank Trustee Metz Banking Co. Pension Trust, PO Box 1443, Chicago, IL 60691-1443 (7.46%); Strafe & Co., OMRF DB NA EQ, 235 W. Schrock Road, Westerville, OH 43081-2874 (6.14%).


         Mid Cap Growth Fund Class R--Putnam, Lovell, De Guardiola & Thornton, Inc., Pier 5 The Embarcadero, San Francisco, CA 94111 (66.51%); Boston Financial Data Services, Corporate Actions Audit Account #4, Nicholas-Applegate Fund, 2 Heritage Drive Floor 2, Quincy, MA 02171-2144 (11.16%); Boston Financial Data Services, Corporate Actions Audit Account #2, Nicholas-Applegate Fund, 2 Heritage Drive Floor 2, Quincy, MA 02171-2144 (11.16%), Boston Financial Data Services, Corporate Actions Audit Account #1, Nicholas-Applegate Fund, 2 Heritage Drive Floor 2, Quincy, MA 02171-2144 (11.16%).

         Small Cap Growth Fund Class I--KPMG Peat Marwick, Attn: Joe Geller, Partner and Employee Benifits, 3 Chestnut Ridge Road, BLDG-3, Floor 2, Montvale, NJ 07645 (38.39%); Northern Trust Company Custodian FBO Advocate, PO Box 92956, Chicago, IL 60675-2956 (23.10%); Northern Trust Company Custodian FBO Ford Family Foundation, PO Box 92956, Chicago, IL 60675-2956(7.83%).


         Small Cap Growth Fund Class R--CNA Trust Corp., FBO Trust Fund Advisors, PO Box 5024, Costa Mesa, CA 92628-5024 (99.98%).


         Value Fund Class I--The Investment Committee Trustee FBO Short Brothers Pension Scheme, PO Box 241 Airport Road, Belfast BT3 9DZ, Northern Ireland (40.42%); Pension Fund Trust Co., Trustee Fiducie Bombardier Trust, 800 Rene-Levesque West 29th Floor, Montreal, Canada H3B-1Y8 (23.15%); Baker Botts LLP, 910 Louisiana Street, Houston, TX 77002-4916 (14.41%); Royal Trust Co., Trustee Foundation J. Armand Bombardier Trust, 800 Rene-Levesque West, 29th Floor, Montreal, Canada H3B-1Y8 (6.50%).


         Value Fund Class R--CNA Trust Corp., Trustee FBO Trust Fund Advisors, PO Box 5024, Costa Mesa, CA 92628-5024 (99.99%).


         Worldwide Growth Fund Class I--The Investment Committee Trustee, FBO Short Brothers Pension Scheme, PO Box 241 Airport Road, Belfast BT3 9DZ, Northern Ireland (50.68%); Pension Fund Trust Co., Trustee Fiducie Bombardier Trust, 800 Rene-Levesque West 29th Floor, Montreal, Canada H3B-1Y8 (29.11%); Royal Trust Co., Trustee Foundation J. Armand Bombardier Trust, 800 Rene-Levesque West, 29th Floor, Montreal, Canada H3B-1Y8 (8.49%).


                         TRUSTEES AND PRINCIPAL OFFICERS


         The business of the Funds is managed by the Trustees of the Trust who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Trust are also officers of the Investment Adviser, or officers of the Funds' Distributor, Nicholas-Applegate Securities.

         The names, addresses and ages of the Trustees and principal officers of the Trust, including their positions and principal occupations during the past five years, are shown below. Trustees whose names are followed by an asterisk are "interested persons" of the Trust (as defined by the Investment Company
Act). Unless otherwise indicated, the address of each Trustee and officer is 600 West Broadway, 30th Floor, San Diego, California 92101.

         JOHN J.P. MCDONNELL (47), PRESIDENT AND TRUSTEE. Partner and Chief Operating Officer, Nicholas-Applegate Capital Management (since July 1998). Formerly, Chief Financial Officer, American Express Travel Related Services New York (April 1978-June 1998).

         ARTHUR E. NICHOLAS (51), TRUSTEE AND CHAIRMAN OF THE BOARD.* Managing Partner and Chief Investment Officer, Nicholas-Applegate Capital Management (since 1984), and Chairman / President Nicholas-Applegate Securities.
Director and Chairman of the Board of Directors of Nicholas-Applegate Fund, Inc., a registered open-end investment company (since 1987); Chairman, Nicholas-Applegate Fund, Inc. (since 1989). Formerly, President and Chairman of Nicholas-Applegate Mutual Funds (until 1999).

         WALTER E. AUCH (76), TRUSTEE. 6001 North 62nd Place, Paradise Valley, Arizona. Director, Fort Dearborn Fund (sine 1992); Brinson Funds (since 1994), Salomon Smith Barney Concert Series (since 1996); Advisors Group (since 1997); Smith Barney Trak Fund (since 1992); Pilgrim Mutual Funds (since

1999) registered investment companies; Pimco Advisors L.P., an investment manager (since 1994); and Banyan Realty Fund (since 1988) Legena Properties Fund (since 1987); and Senele Group (since 1988), real estate investment trusts. Formerly, Chairman and Chief Executive Officer, Chicago Board of Options Exchange (1979-1986); Senior Executive Vice President, Director and Member of the Executive Committee, PaineWebber, Inc. (until 1979). Formerly, Trustee Nicholas-Applegate Mutual Funds (until 1999).

         DARLENE DEREMER (42), TRUSTEE. 155 South Street, Wrentham, Massachusetts. President and Founder, DeRemer Associates, a strategic and marketing consulting firm for the financial services industry (since 1987). Formerly, Vice President and Director, Asset Management Division, State Street Bank and Trust Company (from 1982-1987), and Vice President, T. Rowe Price & Associates (1979-1982); Director, Jurika & Voyles Fund Group (since 1994), Founding member and Director, National Defined Contribution Council (since
1997); Trustee, Boston Althiemzer's Association (since 1998); Member, Boston Club (since 1998); Founder, Mutual Fund Cafe Website. Editorial Board, National Association of Variable Annuities (Since 1997). Nicholas-Applegate Strategic Opportunities Ltd. (since 1994), and King's Wood Montessori School (since 1995); Member of Advisory Board, Financial Women's Association (since 1995). Formerly, Trustee of Nicholas-Applegate Mutual Funds (until 1999).

         GEORGE F. KEANE (69), TRUSTEE. 7408 Eaton Court, University Park, Florida 34201. President Emeritus and Senior Investment Adviser, The Common Fund, a non-profit investment management organization representing educational institutions (since 1993), after serving as President (from 1971-1992); Member of Investment Advisory Committee, New York State Common Retirement Fund (since
1982); Chairman of the Investment Committee, United Negro College Fund (since
1987); Director, Northern Trust of Connecticut (since 1991); Trustee, Fairfield University (since 1993); Consultant, Associated Energy Managers (since 1994); Director, The Bramwell Funds, Inc. (since 1994); Chairman of the Board, Trigen Energy Corporation (since 1994); Director Universal Stainless & Alloy Products Inc. (since 1994). Director, United Water Services and affiliated companies (since 1996); Director, Security Capital U.S. Real Estate (since 1997); Director, The Universal Bond Fund (since 1997). Formerly, President, Endowment Advisers, Inc. (1987 - 1992); Trustee, Nicholas-Applegate Mutual Funds (until
1999).

         E. BLAKE MOORE, JR. (41), SECRETARY. General Counsel and Secretary, Nicholas-Applegate Capital Management and Nicholas-Applegate Securities (since
1993); Treasurer (1998-1999) and Secretary (1994-1999), Nicholas-Applegate Mutual Funds.

         C. WILLIAM MAHER (38), TREASURER. Chief Financial Officer, Nicholas-Applegate Capital Management and Nicholas-Applegate Securities (since
1999). Formerly Chief Financial Officer, Mitchell Hutchins Asset Management, Inc. (1990-1998); Treasurer, Nicholas-Applegate Mutual Funds (until 1999).



         Each Trustee of the Trust that is not an officer or affiliate of the Trust, the Investment Adviser or the Distributor receives an aggregate annual fee of $14,000 for services rendered as a Trustee of the Trust, and $1,000 for each meeting attended ($2,000 per Committee meeting for Committee chairmen). Each Trustee is also reimbursed for out-of-pocket expenses incurred as a Trustee.


         The following table sets forth the aggregate compensation paid by the Trust for the fiscal year ended March 31, 1999, to the Trustees who are not affiliated with the Investment Adviser and the aggregate compensation paid to such Trustees for service on the Trust's board and that of all other funds in the "Trust complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934):

                                                                                        Total Compensation
                   Aggregate           Pension or Retirement       Estimated            from Trust and Trust
                   Compensation        Benefits Accrued as Part    Annual Benefits      Complex Paid to
Name               from Trust          of Trust Expenses           Upon Retirement      Trustee
-------------------------------------------------------------------------------------------------------------
Walter E. Auch     $19,000             None                        N/A                  $19,000(19*)
Darlene DeRemer    $21,000             None                        N/A                  $21,000(19*)
George F. Keane    $23,000             None                        N/A                  $23,000(19*)


*Indicates total number of funds in Trust complex.


                               INVESTMENT ADVISER

         The Investment Adviser to the Trust is Nicholas-Applegate Capital Management, a California limited partnership, with offices at 600 West Broadway, 30th Floor, San Diego, California 92101.

         The Investment Adviser was organized in August 1984 to manage discretionary accounts investing primarily in publicly traded equity securities and securities convertible into or exercisable for publicly traded equity securities, with the goal of capital appreciation. Its general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership, the general partner of which is Nicholas-Applegate Capital Management Holdings, Inc., a California corporation owned by Mr. Nicholas.

         Personnel of the Investment Adviser may invest in securities for their own accounts pursuant to a Code of Ethics that sets forth all partners' and employees' fiduciary responsibilities regarding the Funds, establishes procedures for personal investing, and restricts certain transactions. For example, all personal trades in most securities require pre-clearance and participation in initial public offerings is prohibited. In addition, restrictions on the timing of all personal investing in relation to trades by the Funds and on short-term trading having been adopted.

THE INVESTMENT ADVISORY AGREEMENT

         Under the Investment Advisory Agreement between Trust and the Investment Adviser with respect to the Funds, the Trust retains the Investment Adviser to manage the Funds' investment portfolios, subject to direction of the Trust's Board of Trustees. The Investment Adviser is authorized to determine which securities are to be bought or sold by the Funds and in what amounts.

         The Investment Advisory Agreement provides that the Investment Advisory will not be liable for any error of judgment or for any loss suffered by a Fund or the Trust in connection with the matters to the Investment Advisory Agreement relates, except for liability resulting form willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the Investment Adviser's reckless disregard of its duties and obligations under the Investment Advisory Agreement. The Trust has agreed to indemnity the Investment Adviser against liabilities, costs and expenses that the Investment Adviser may incur in connection with any action, suit, investigation or other proceeding arising out of or otherwise based on any action actually or allegedly taken or omitted to be taken by the Investment Adviser in connection with the performance of its duties or obligations under the Investment Advisory Agreement or otherwise as investment adviser of the Trust. The Investment Adviser is not entitled to indemnification with respect to any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of its reckless disregard of its duties and obligations under the Investment Advisory Agreement.

         The amounts of the advisory fees earned by the Investment Adviser and reported below were for services provided to the master funds of the Master Trust prior to the Reorganization. The amounts of the advisory fees earned by the Investment Adviser for the fiscal years ended March 31, 1997, 1998 and 1999, and the amounts of the reduction in fees and reimbursement of expenses by the Investment Adviser (or recoupment of fees previously deferred and expenses previously reimbursed) as a result of the expense limitations and fee waivers described below under "Expense Limitation" were as follows:

                               For the Year Ended
                                 March 31, 1997


                                                                                       Fee Reductions
                                                                                and Expense Reimbursements
                  Fund                              Advisory Fees                     (or Recoupments)
-------------------------------------------------------------------------------------------------------------
International Core Growth Fund                       $  5,726                            $  5,696
Worldwide Growth Fund                                 1,028,250                            62,497
International Small Cap Growth Fund                    477,212                             13,583
Emerging Countries Fund                                915,615                            (22,429)
Large Cap Fund                                          2,359                               7,907
Mid Cap Growth Fund                                   3,594,196                               0
Value Fund                                              17,527                             30,135
Small Cap Growth Fund                                 5,836,182                               0
Mini Cap Growth fund                                   376,577                            (59,756)
Convertible Fund                                       902,615                            (39,067)
Short Intermediate Fund                                 15,947                             81,090
High Quality Bond Fund(1)                               20,207                             83,987
High Yield Bond Fund                                    17,627                             19,182

                                 For Year Ended
                                 March 31, 1998

                                                                                       Fee Reductions
                                                                                and Expense Reimbursements
                  Fund                              Advisory Fees                     (or Recoupments)
-------------------------------------------------------------------------------------------------------------
Global Blue Chip Fund                                  $ 21,373                           $ 25,177
International Core Growth Fund                          308,562                             30,669
Worldwide Growth Fund                                  1,251,181                           111,071
International Small Cap Growth Fund                     658,893                             79,886
Global Growth & Income Fund                              29,786                             20,322
Emerging Countries Fund                                2,790,216                            84,868
Pacific Rim Fund                                         2,848                               8,837
Latin America Fund                                       4,778                              13,560
Large Cap Fund                                           32,530                             53,872
Mid Cap Growth Fund                                    3,422,148                             9,400
Value Fund                                               52,328                             60,348
Small Cap Growth Fund                                  6,613,874                               0
Mini Cap Growth Fund                                    866,987                             (5,098)
Convertible Fund                                       1,427,198                               0
Short Intermediate Fund                                  37,524                             93,900
High Quality Bond Fund(1)                                94,359                            193,047
High Yield Bond Fund                                     36,505                            111,479

        (1)Includes the advisory fees, fee reductions and expense reimbursements of the Government Income Fund, the assets and liabilities of which were assigned to and assumed by the High Quality Bond Fund pursuant to the Reorganization.


                                 For Year Ended
                                 March 31, 1999

                                                                                       Fee Reductions
                                                                                and Expense Reimbursements
                  Fund                              Advisory Fees                     (or Recoupments)
-------------------------------------------------------------------------------------------------------------
Global Blue Chip Fund                                  64,474                             145,902
International Core Growth Fund                        1,061,288                           253,811
Worldwide Growth Fund                                 1,472,492                           242,660
International Small Cap Growth Fund                   1,149,529                           168,199
Global Growth & Income Fund                             46,259                            161,466
Emerging Countries Fund                               3,476,180                           816,718
Pacific Rim Fund                                        10,116                            132,636
Latin America Fund                                      12,038                            124,861
Large Cap Growth Fund                                  178,627                            154,098
Mid Cap Growth Fund                                   3,049,230                           301,613
Value Fund                                              70,871                            116,404
Small Cap Growth Fund                                 5,334,833                           518,164
Mini Cap Growth fund                                   921,377                             83,434
Convertible Fund                                      1,997,038                           318,025
Short Intermediate Fund                                 44,439                            149,179
High Quality Bond Fund                                 124,514                            232,922
High Yield Bond Fund                                   466,926                            318,323
Global Technology Fund                                  29,783                             80,153

               CUSTODIAN, FUND ACCOUNTING AGENT AND ADMINISTRATORS

         The Custodian, Fund Accounting and Administrator Agent for the Trust is Brown Brothers Harriman & Co., Private Bankers ("BBH&Co."), a New York Limited Partnership established in 1818. BBH&Co. has offices worldwide and provides services to Trust from its offices located at 40 Water Street, Boston, Massachusetts 02109. As Custodian, Administrator and Fund Accounting Agent, BBH&Co. is responsible for the custody of Trust's portfolio securities and cash, maintaining the financial and accounting books and records of the Trust, computing the Trust's net asset value per share and providing the administration services required for the daily business operations of the Trust. For its services to the Trust, BBH&Co. is paid a fee based on the net asset value of the Trust and is reimbursed by the Trust for its disbursements, certain expenses and charges based on an out - of - pocket schedule agreed upon by BBH&Co. and the Trust from time to time.



         Investment Company Administration LLC ("ICA") served as Administrator to the Funds for the fiscal years ended March 31, 1997, 1998, 1999. For its services, ICA received under the Administration Agreement annual fees from each Fund equal to the Fund's pro rata portion (based on its net assets compared to the Trust's total net assets) of a fee equal to 0.05% of the first $100 million of the Trust's average net assets, 0.04% of the next $150 million, 0.03% of the next $300 million, 0.02% of the next $300 million, 0.01% thereafter, subject to a $40,000 annual minimum.


         For the fiscal year ended March 31, 1997, 1998, 1999, ICA received aggregate compensation of $386,550, $848,799, and $1,059,155 respectively for all of the series of the Trust.

         Pursuant to an Administrative Services Agreement with the Trust, the Investment Adviser is responsible for providing all administrative services which are not provided by the BBH or by the Trust's Distributor, transfer agents, accounting agents, independent accountants and legal counsel. These services, are comprised principally of assistance in coordinating with the Trust's various service providers, providing certain officers of the Trust, responding to inquiries from shareholders which are directed to the Trust rather than other providers, calculating performance data, providing various reports to the Board of Trustees, and assistance in preparing reports, prospectuses, proxy statements and other shareholder communications. The Agreement contains provisions regarding liability and termination similar to those of the Administration Agreement.

         Under the Administrative Services Agreement, the Investment Adviser is compensated at the annual rate of 0.10% of the average daily net assets of each Fund.


            TRANSFER AND DIVIDEND DISBURSING AGENT, LEGAL COUNSEL AND
                              INDEPENDENT AUDITORS

         State Street Bank and Trust Company, 2 Heritage Drive, 7th Floor, North Quincy, Massachusetts, 02171, serves as the Transfer Agent and as the Dividend Disbursing Agent for the Funds. The Transfer Agent provides customary transfer agency services to the Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, and related functions. The Dividend Disbursing Agent provides customary dividend disbursing services to the Trust, including payment of dividends and distributions and related functions.

         Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, DC 20006 and Ropes & Gray, One International Place, Boston, Massachusetts 02110-2624 provide legal services to the Trust. They also provide legal services for the Distributor and the Investment Adviser.

         Ernst and Young, L.L.P., 725 South Figueroa Street, Los Angeles, California 90017, serves as the independent auditors for the Trust, and in that capacity examines the annual and financial statements of the Trust.

                                   DISTRIBUTOR

Nicholas-Applegate Securities (the "Distributor"), 600 West Broadway, 30th Floor, San Diego, CA 92101, is the principal underwriter and distributor for the Trust and, in such capacity is responsible for distributing shares of the Funds. The Distributor is a California limited partnership organized in 1992 to distribute shares of registered investment companies. Its general partner is Nicholas-Applegate Capital Management Holdings, L.P., the general partner of the Investment Adviser.

         Pursuant to its Distribution Agreement with the Trust, the Distributor has agreed to use its best efforts to effect sales of the Funds, but is not obligated to sell any specified number of shares. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Investment Advisory Agreement discussed above. The minimum assets for investors in the Funds may be waived from time to time. Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act.


                            SHAREHOLDER SERVICE PLAN

         The Trust has also adopted a Shareholder Service Plan with respect to the Class R shares of the Trust. Under the Shareholder Service Plan, the Distributor is compensated at the annual rate of up to 0.25% of the average daily net assets of each Fund attributable to the Class R shares of each Fund.

         Support services include, among other things, establishing and maintaining accounts and records relating to their clients that invest in Fund shares; processing dividend and distribution payments from the Funds on behalf of clients; preparing tax reports; arranging for bank wires; responding to client inquiries concerning their investments in Funds shares; providing the information to the Fund's necessary for accounting and subaccounting; preparing tax reports, forms and related documents; forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; assisting in processing exchange and redemption requests from clients; assisting clients in changing dividend options, account designations and addresses; and providing such other similar services.

         The Shareholder Service Plan continues in effect from year to year, provided that each such continuance is approved at least annually by vote of the Board of Trustees of the Trust, including a majority of the Trustees who have no direct or indirect financial interest in the operation of the Shareholder Service Plan or in any agreement related to the Shareholder Service Plan (the "Independent Trustees'), cast in person at a meeting called for the purpose of voting on such continuance. The Shareholder Service Plan may be amended at any time by the Board, provided that any material amendments of the terms of the Plan will become effective only upon the approval by majority of the Board and a majority of the Independent Trustees pursuant to a vote cast in person at a meeting called for the purpose of voting on the Plan. The Shareholder Service Plan may be terminated with respect to any Fund or class any time, without penalty, by the Board.


                                DISTRIBUTION PLAN

         Under a plan of distribution for the Trust with respect to the Class R shares of the Funds (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act and distribution agreement (the "Distribution Agreement"), the Distributor incurs the expense of distributing such shares of the Funds. The Distribution Plan provides for compensation to the Distributor for the services it provides, and the costs and expenses it incurs, related to marketing such Class R shares of the Funds. The Distributor is paid for: (a) expenses incurred in connection with advertising and marketing such shares of the Funds, including but not limited to any advertising by radio, television, newspapers, magazines, brochures, sales literature, telemarketing or direct mail solicitations; (b) periodic payments of fees or commissions for distribution assistance made to one or more securities brokers, dealers or other industry professionals such as investment advisers, accountants, estate planning firms and the Distributor itself in respect of the average daily value of such shares owned by clients of such service organizations, and (c) expenses incurred in preparing, printing and distributing the Funds' prospectuses and statements of additional information with respect to such shares.

         The Distribution Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including a majority vote of the Board of Trustees of the Trust, including a majority vote of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related to the Distribution Plan (the "Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Plan may be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Trustees or by the vote of the holders of a majority of the outstanding shares of such Fund. The Distribution Plan may not be amended to increase materially the amounts to be paid by the R Class of shares of a Fund for the services described therein without approval by a majority of such outstanding shares of the Fund, and all material amendments are required to be approved by the Board of Trustees in the manner described above. The Distribution Plan will automatically terminate in the event of its assignment. The Class R shares of the Fund will not be contractually obligated to pay expenses incurred under the Distribution Plan if the Plan is terminated or not continued with respect to such shares.

         Under the Distribution Plan, the Distributor is compensated for distribution-related expenses with respect to the Class R Shares of the Funds. The Distributor is compensated at the annual rate of up to 0.25%, payable monthly, based on the average daily net assets. The Distributor recovers the distribution expenses it incurs through the receipt of compensation payments from the Trust under the Distribution Plan.

         If the Distributor incurs expenses greater than the maximum distribution fees payable under the Distribution Plan, as described above, with respect to Class R Shares of Fund, the Class will not reimburse the Distributor for the excess in the subsequent fiscal year. However, because the Distributor Plan is a "compensation-type" plan, the distribution fees are payable even if the Distributor's actual distribution related expenses are less than the percentages described above.

         The Trust currently has no intention to activate the Distribution Plan. Shareholders will be given a 60 day notice upon the Trust's determination to activate the Plan.

         Pursuant to the Shareholder Service Plan, the Board of Trustees reviews at least quarterly a written report of the service expenses incurred on behalf of Class R shares of the Funds by the Distributor. The report includes an itemization of the service expenses and the purposes of such expenditures. Because the Trust offers Class R shares of numerous Funds which are subject to Rule 12b-1 under the Investment Company Act, the selection and nomination of Trustees who are not interested persons of the Trust is committed to the Trustees who are not interested persons of the Trust.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Trust's Board of Trustees, the Investment Adviser executes the Funds' portfolio transactions and allocated the brokerage business. In executing such transactions, the

Investment Adviser seeks to obtain the best price and execution for the Funds, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. Securities in which the Funds invest may be traded in the over-the-counter markets, and the Funds deal directly with the dealers who make the markets in such securities except in those circumstances where better prices and execution are available elsewhere. The Investment Adviser negotiates commission rates with brokers or dealers based on the quality or quantity of services provided in light of generally prevailing rates, and while the Investment Adviser generally seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commissions available. The Board of Trustees of the Trust periodically reviews the commission rates and allocation of orders.

         The Funds have no obligation to deal with any broker or group of brokers in executing transactions in portfolio securities. Subject to obtaining the best price and execution, brokers who sell shares of the Funds or provide supplemental research, market and statistical information and other research services and products to the Investment Adviser may receive orders for transactions by the Funds. Such information, services and products are those which brokerage houses customarily provide to institutional investors, and include items such as statistical and economic data, research reports on particular companies and industries, and computer software used for research with respect on investment decisions. Information, services and products so received are in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreement, and the expenses of the Investment Adviser are not necessary reduced as a result to the receipt of such supplemental information, service and products. Such information, services and products may be useful to the Investment Adviser in providing services to clients other than the Trust, and not all such information, services and products are used by the Investment Adviser, in connection with the Funds. Similarly, such information, services and products provided to the Investment Adviser by brokers and dealers through whom other clients of the Investment Adviser effect securities transactions may be useful to the Investment Adviser in providing services to the Funds. The Investment Adviser may pay higher commissions on brokerage transactions for the Funds to brokers in order to secure the information, services and products described above, subject to review by the Trust's Board of Trustees from time to time as to the extent and continuation of this practice.

         Although the Investment Adviser makes investment decisions for the Trust independently from those of its other accounts, investment of the kind made by the Funds may often also be made by such other accounts. When the Investment Adviser buys and sells the same security at substantially the same time on behalf of the Funds and one or more other accounts managed by the Investment Adviser, the Investment Adviser allocates available investments by such means as, in its judgment, result in fair treatment. The Investment Adviser aggregates orders for purchases and sales of securities of the same issuer on the same day among the Funds and its other managed accounts, and the price paid to or received by the Funds and those accounts is the average obtained in those orders. In some cases, such aggregation and allocation procedures may affect adversely the price paid or received by the Funds or the size of the position purchased or sold by the Funds.

         Securities trade in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's commission or discount. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid.

         During the fiscal year ended March 31, 1999, the following funds acquired securities of their regular brokers and dealers (as defined in Rule 10b-1 under the Investment Company Act) or their parents: Short Intermediate Fund--Lehman Brothers Holdings, Inc.($199,962), Donaldson, Lufkin & Jenrette ($232,552), Merrill Lynch & Co.($115,148), Morgan Stanley Dean Witter Discover & Co.($219,769); Global Blue Chip Fund--Charles Schwab Corp.($96,125), Morgan Stanley Dean Witter Discover & Co. ($99,937); Global Growth & Income--Morgan Stanley Dean Witter Discover & Co.($157,372); Global Technology--J.P. Morgan & Co., Inc. ($2,062,000).

         The aggregate dollar amount of brokerage commission paid by the master fund predecessors to the corresponding Funds during the last three fiscal years of the Trust were as follows:

                                                                  YEAR ENDED

Fund                                       March 31, 1999       March 31, 1998       March 31, 1997
----                                    -----------------------------------------------------------------
Global Blue Chip Fund                         $80,702              $49,764                 N/A
International Core Growth Fund               1,150,595             464,615               24,643
Worldwide Growth Fund                        1,166,321            1,065,153              970,564
International Small Cap Growth Fund           873,671              745,259               692,326
Global Growth & Income Fund                    36,494               52,145                  0
Emerging Countries Fund                      3,945,783            3,634,338             1,427,861
Pacific Rim Fund                               27,429               10,403                 N/A
Latin America Fund                             26,817               12,759                 N/A
Large Cap Fund                                115,558               30,907                4,620
Mid Cap Growth Fund                          1,291,517            1,809,755             1,139,938
Value Fund                                     33,759               14,316                8,996
Small Cap Growth Fund                         974,722             1,002,867              987,245
Mini Cap Growth Fund                          187,001              202,223               90,844
Global Technology Fund                         40,689                 0                     0
Convertible Fund                              158,049              130,017               114,243
Short Intermediate Fund                          0                    0                     0
High Quality Bond Fund(1)                       529                  100                    0
High Yield Bond Fund                          11,304                1,896                  200


(1)The Government Income Fund, the assets and liabilities of which were assigned to and assumed by the High Quality Bond Fund paid no brokerage fees in the fiscal years ended March 31, 1997 and 1998.


Of the total commissions paid during the fiscal year ended March 31, 1999, $1,486,915 (14.67%) were paid to firms which provided research, statistical or other services to the Investment Adviser. The Investment Adviser has not separately identified a portion of such commissions as applicable to the provision of such research, statistical or otherwise.

                     PURCHASE AND REDEMPTION OF FUND SHARES

         Shares of the Funds may be purchased and redeemed at their net asset value without any initial or deferred sales charge.

         The offering price is effective for orders received by the Transfer Agent or any sub-transfer agent prior to the time of determination of net asset value. Dealers are responsible for promptly transmitting purchase orders to the Transfer Agent or a sub-transfer agent. The Trust reserves the right in its sole discretion to suspend the continued offering of the Funds' shares and to reject purchase orders in whole or in part when such rejection is in the best interests of the Trust and the affected Funds. Payment for shares redeemed will be made not more than seven days after receipt of a written or telephone request in appropriate form, except as permitted by the Investment Company Act and the rules thereunder. Such payment may be postponed or the right of redemption suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on such Exchange is restricted, when an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or during any other period when the Securities and Exchange Commission, by order, so permits.

                              SHAREHOLDER SERVICES

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

         A shareholder of one Fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that Fund (the "paying Fund") into any other Fund of the same share class (the "receiving Fund") subject to the following conditions: (i) the aggregate value of the shareholder's account(s) in the paying Fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving Fund equals or exceeds that Fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving Fund is below that Fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving Funds must be automatically reinvested in the receiving Fund, (iii) if this privilege is discontinued with respect to a particular receiving Fund, the value of the account in that Fund must equal or exceed the Fund's minimum initial investment requirement or the Fund will have the right, if the shareholder fails to increase the value of the account to such minimum within 60 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder. These cross-investments of dividends and capital gain distributions will be at net asset value (without a sales charge).

AUTOMATIC WITHDRAWAL

         The Transfer Agent arranges for the redemption by the Fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified. Withdrawal payments should not be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value will reduce the aggregate value of the shareholder's account.

REPORTS TO INVESTORS

         Each Fund will send its investors annual and semi-annual reports. The financial statements appearing in annual reports will be audited by independent accountants. In order to reduce duplicate mailing and printing expenses, the Funds may provide one annual and semi-annual report and annual prospectus per household. In addition, quarterly unaudited financial data are available from the Funds upon request.

                                 NET ASSET VALUE

         The net asset value of a Fund is calculated by dividing (i) the value of the securities held by the Fund, plus any cash or other assets, minus all the Class' proportional interest in the Fund's liabilities (including accrued estimated expenses on an annual basis) all liabilities allocable to such Class, by the total number of class I or R shares of the Fund outstanding. The value of the investments and assets of a Fund is determined each business day. Investment securities, including ADRs and EDRs, that are traded on a stock exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the New York Stock Exchange (normally 4:00 P.M. New York time) on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities listed or traded on certain foreign exchanges whose operations are similar to the United States over-the-counter market are valued at the price within the limits of the latest available current bid and asked prices deemed by the Investment Adviser best to reflect fair value. A security which listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Investment Adviser. Listed securities that are not traded on a particular day and other over-the-counter securities are valued at the mean between the closing bid and asked prices.

         In the event the New York Stock Exchange or the national securities exchange on which stock or stock options are traded adopt different trading hours on either a permanent or temporary basis, the board of Trustees of Trust will reconsider the time at which they compute net asset value. In addition, the asset value of the Funds may be computed as of any time permitted pursuant to any exemption, order or statement of the Commission or its staff.

         The Funds value long-term debt obligations at the quoted bid prices for such securities or, if such prices are not available, at prices for securities or comparable maturity, quality and type; however, the Investment Adviser will use, when it deems it appropriate, prices obtained for the day of valuation from a bond pricing service, as discussed below. The Funds value debt securities with maturities of 60 days or less at amortized cost if their term to maturity from date of purchase is less that 60 days, or by amortizing, from the sixty-first day prior to maturity, their value on the sixty-first day prior to maturity if their term to maturity from date of purchase by the Fund is more than 60 days, unless this is determined by the Board of Trustees of the Trust not to represent fair value. The Funds value repurchase agreements at close plus accrued interest.

         The Funds value U.S. Government securities which trade in the over-the-counter market at the last available bid prices, except that securities with a demand feature exercisable within one to seven days are value at par. Such valuations are based on quotations of one or more dealers that make markets in the securities as obtained from such dealers, or on the evaluation of a pricing service.

         The Funds value options, futures contracts and options thereon, which trade on exchanges, at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. If an options or futures exchange closes later than 4:00 p.m. New York time, the options and futures traded on it are valued based on the sale price, or on the mean between the bid and ask prices, as the case may be, as of 4:00 p.m. New York time.

         Trading in securities on foreign securities exchanges and over-the-counter markets is normally completed well before the close of business day in New York. In addition, foreign securities trading may not take place on all business days in New York, and may occur in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. The calculation of net asset value may to take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the calculation of net asset value unless the Board of Trustees of the Trust deems that the particular event would materially affect net asset value, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value into U.S. dollars at the spot exchange rates at 11:00 a.m. New York time or at such other rates as the Investment Adviser may determine to be appropriate in computing net asset value.

         Securities and assets for which market quotations are not readily available, or for which the Trust's Board of Trustees or persons designated by the Board determine that the foregoing methods do not accurately reflect current market value, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees.

         The Trust may use a pricing service approved by its Board of Trustees. Prices provided by such a service represent evaluations of the mean between current bid and asked market prices, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, indications of values from dealers and other market data. Such services may use electronic data processing techniques and/or a matrix system to determine valuations. The procedures of such services are reviewed periodically by the officers of the Trust under the general supervision and responsibility of its Board of Trustees, which may replace a service at any time if it determines that it is in the best interests of the Funds to do so.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

REGULATED INVESTMENT COMPANY

         The Trust has elected to qualify each Fund as a registered investment company under Subchapter M of the Code, and intends that each Fund will remain so qualified.

         As a regulated investment company, a Fund will not be liable for federal income tax on its income and gains provided it distributes all of its income and gains currently. Qualification as a regulated investment company under the Code requires, among other things, that each Fund (a) derive at least 90% of it gross income form dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains form options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) for taxable years beginning August 5, 1997 derive less than 30% of it gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, certain foreign currencies and certain options, futures, and forward contracts on foreign currencies held less than three months; (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation generally limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or two or more issuers which the Trust controls and which are determined to be engaged in the same or similar trades or businesses; and
(d) distribute at least 90% of its investment company taxable income (which includes dividends, interest, and net short-term capital gains in excess of net long-term capital losses) each taxable year.

         A Fund generally will be subject to a nondeductible excise tax of 4% to the extent that it does not meet certain minimum distribution requirements as of the end of each calendar year. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of it ordinary income and net capital gain (not taking into account any capital gains or losses as an exception) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, December of that year to shareholders of record on a date in such a month and paid by the Portfolio during January of the following year. Such distributions will be taxable to shareholders (other that those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid the excise tax, the Funds intend to make timely distributions of their income in compliance with these requirements and anticipate that they will not be subject to the excise tax.

         Dividends paid by a Fund from ordinary income, and distributions of the Fund's net realized short-term capital gains, are taxable to its shareholders as ordinary income. Distributions to corporate shareholders will be eligible for the 70% dividends received deduction to the extent that the income of the

Funds is derived form dividends on common or preferred stock of domestic corporations. Dividend income earned by a Fund will be eligible for the dividends received deduction only if the Fund has satisfied a 46-day period requirement (described below) with respect to the underlying portfolio security (91 days in the case of dividends derived from preferred stock). In addition, a corporate shareholder must have held it shares in the Fund for not less than 46 days during the 90-day period that begins 45 days before the stock becomes ex-dividend with respect to the dividend (91 days during the 180-day period that begins 90 days before the stock becomes ex-dividend with respect to the dividend in the case of dividends derived from preferred stock) in order to claim the dividend received deduction. Not later than 60 days after the end of the taxable year, the Fund will send to its shareholders a written notice designating the amount of any distributions made during such year which may be taken into account by its shareholders for purposes of such deduction provisions of the code. Net capital gain distributions are not eligible for the dividends received deduction.

                           SPECIAL TAX CONSIDERATIONS

         SECTION 1256 CONTRACTS. Many of the futures contract and forward contracts used by the Funds are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally credited 60% long-term and 40% short-term capital gains or losses ("60/40") although gains and losses from hedging transactions, certain mixed straddles and certain foreign currency transactions from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by the Funds at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, depending on the circumstances.

         STRADDLE RULES. Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by the Funds may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculation the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts to the Funds are not entirely clear. The transactions may increase the amount of shore-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

         The Funds may take one or more of the elections available under the Code which are applicable to straddles. If the Funds may any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to the shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

         The qualifying income and diversification requirements applicable to the Funds' assets may limit the extent to which the Funds will be able to engage in transactions in options, futures contracts or forward contracts.

         SECTIONS 988 GAINS AND LOSSES. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, gains or losses on disposition of debt securities denominated in foreign currency and on disposition of certain futures attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to the shareholders.

         FOREIGN TAX. Foreign countries may impose withholding and other taxes on other income received by a Fund form sources within those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Investment Adviser intend to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Each shareholder will be notified in writing within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will be "pass-through" for that year.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the Fund elects pass-through treatment, the source of the Fund's income flows through to shareholders of the Fund. With respect to such election, the Fund treats gains from the sale of securities as derived from the U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables as ordinary income derived from U.S. sources. The limitation on the foreign tax credit applies separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportion at share of the foreign taxes paid by the Fund. The foreign tax credit is modified for purposes of the federal alternative minimum tax and can be used to offset only 90% of the alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

         ORIGINAL ISSUE DISCOUNT. The Funds may treat some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) they may acquire as issued originally at a discount. Generally, the Funds treat the amount of the original issue discount ("OID") as interest income and include it in income over the term of the debt security, even though they do not receive payment of that amount until a later time, usually when the debt security matures. The Funds treat a portion of the OID includable in income with respect to certain high-yield corporation debt securities as a dividend for federal income tax purposes.

         The Funds may treat some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) they may acquire in the secondary market as having market discount. Generally, a Fund treats any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount as ordinary interest income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Funds may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing the recognition of income.

         The Funds generally must distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though the Funds have yet to receive cash representing such income. The Funds may obtain cash to pay such dividends from sales proceeds of securities held by the Funds.

                             PERFORMANCE INFORMATION

         The Trust may form time advertise total returns and yields for the Funds, compare Fund performance to various indices, and publish rankings of the Funds prepared by various ranking services. Any performance information should be considered in light of the Fund's investment objective and policies, characteristics and quality of its portfolio, and the market conditions during the given period, and should not be considered to be representative of what may be achieved in the future. For purposes of calculating the historical performance of a Fund, the Trust will take into account the historical performance of the series of the Trust corresponding to the Fund prior to the Reorganization.




TOTAL RETURN

         The total return for a Fund is computed by assuming a hypothetical initial payment of $1,000. It is assumed that all investment are made at net asset value (as opposed to market price) and that all of the dividends and distributions by the Funds over the relevant time periods are invested at net asset value. It is then assumed that, at the end of each period, the entire amount is redeemed without regard to any redemption fees or costs. The average annual total return is then determined by calculating the annual rate required for the initial payment to grow to the amount which would been received upon redemption. Total return does not take into account any federal or state income taxes.

         Total return is computed according to the following formula:

P(1 + T)n = ERV

Where:   P = a hypothetical initial payment of $1,000.
         T = average annual total return.
         n = number of years
         ERV = ending redeemable value at the end of the period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the period.

Yield

         The yield for a Fund is calculated based on a 30-day or one-month period, according to the following formula:

         Yield = 2[(a - b + 1)6 -1]
                    -----
                   (c x d)

         For purposes of this formula, "a" is total dividends and interest earned during the period; "b" is total expenses accrued for the period (net of reimbursements); "c" is the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" is the maximum offering price per share on the last day of the period.

         Yields for the predecessors to the Funds for the 30-day period ended March 31, 1999 were as follows:


                    Fund                      Class I
            --------------------------------------------------
            Convertible Fund                   2.09%
            Short-Intermediate Fund            5.56%
            High Quality Bond Fund             6.59%
            High Yield Bond Fund              10.55%

PERFORMANCE COMPARISONS

Advertising and sales literature may include:


- references to ratings, rankings, and financial publication and/or performance comparison of Shares to certain indices;
- charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
- discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market condition, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Standard & Poor's Low-Priced Index compares a group of approximately twenty actively traded stocks prices under 25% for one month periods and year-to-date.

Value Line Mutual Funds Survey, published by Value Line Publishing, Inc., analyzes price, yield, risk, and total return for equity and fixed income mutual funds. The highest rating is One, and ratings are effective for one month.

CDR Mutual Fund Report, published by CDA Investment Technologies, Inc., analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

           PRIOR PERFORMANCE OF CERTAIN FUNDS AND THEIR PREDECESSORS

         The following tables set forth historical performance information for the Large Cap, Value, Mini Cap Growth, Short Intermediate, High Quality Bond and High Yield Bond Funds. It includes historical performance information for the Institutional and Qualified Portfolios which preceded the Funds prior to the reorganization of the Trust in July 1998 and the Investment Adviser's composite performance date relating to the historical performance of all institutional private accounts managed by the Investment Adviser, since the dates indicated, hat have investment objectives, policies, strategies and risks substantially similar to those of such Funds. The composite data is provided to illustrate the past performance of the Investment Adviser in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the Funds. Investors should not consider this performance data as an indication of future performance of the Funds or of the Investment Adviser.

         The Investment Adviser has advised the Trust that the net performance results for the Funds are calculated as set forth above under "General Information - Performance Information." All information set forth in the tables below relies on data supplied by the Investment Adviser or from statistical services, reports or other sources believed by the Investment Adviser to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

         The Investment Adviser's composite performance data shown below were calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR"(1)), retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and loses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the Investment Adviser's institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The Investment Adviser's composites include all actual, fee-paying, discretionary institutional private accounts managed by the Investment Adviser that have investment objective, policies, strategies and risks substantially similar to those of the Large Cap, Value, Mini Cap Growth, Short Intermediate, High Quality Bond and High Yield Bond Funds.

         Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the Investment Adviser's composites combine the individual accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed $500) by asset-weighing each individual account's asset value as of the beginning of the month. Quarterly and yearly returns are calculated be geometrically linking the monthly and quarterly returns, respectively. The yearly returns are computed geometrically linking the returns of each quarter within the calendar year. Investors should be aware that the SEC uses a methodology different from that used below to calculate performance which, as with the use of any methodology different from that below, could result in different performance data.

         The institutional private accounts that are included in the Investment Adviser's composites are not subject to the same types of expenses to which the Large Cap, Value, Mini Cap Growth, Short Intermediate, High Quality Bond and High Yield Bond Funds are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Investment Adviser's composites had been subject to the same expenses as the Funds or had been regulated as investment companies under the federal securities laws.

         The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

         The investment results presented below are not intended to predict or suggest the returns that might be experienced by the Large Cap, Value, Mini Cap, Short Intermediate, High Quality Bond or High Yield Bond Funds or an individual investor investing in such Funds.




----------------------------------
(1)AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.

                           CLASS I SHARES OF THE FUNDS
                                VALUE PERFORMANCE

                                                   INVESTMENT
                                                   ADVISER'S
           YEAR             VALUE FUND          VALUE COMPOSITE       S&P 500 INDEX(1)
           ----             ----------          ---------------       ----------------
1994(2)                        N/A                   3.79%                 5.32%
1995                           N/A                   30.79                 37.60
1996(2)                       24.25%                 32.01                 22.95
1997                          40.55                  40.55                 33.36
1998                          20.13                  20.19                 28.58
Last Year(3)                   4.43                  4.39                  18.46
Last 5 Years(3)                N/A                    N/A                   N/A
Since Inception(3)            28.72                  24.67                 26.25





-----------------------------------
(1)The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarding as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(2)Inception dates are as follows: Value Composite - April 1, 1994; Value Fund - April 30, 1996.

(3)Through March 31, 1999.

                           CLASS I SHARE OF THE FUNDS

                   LARGE CAP GROWTH                                 MINI CAP GROWTH PERFORMANCE
                     PERFORMANCE                                    ---------------------------
                   ----------------

                                       INVESTMENT      RUSSELL                   INVESTMENT
                       LARGE CAP    ADVISER'S LARGE     1000        MINI CAP      ADVISER'S     RUSSELL 2000
                        GROWTH         CAP GROWTH      GROWTH        GROWTH       MINI CAP      GROWTH STOCK
       YEAR              FUND          COMPOSITE      INDEX(1)        FUND        COMPOSITE       INDEX(2)
       ----              ----          ---------      --------        ----        ---------     ------------
1991(3)                                                                            28.69%          14.77%
1992                                                                                1.58            7.77
1993                                                                                7.25           13.36
1994                                                                               (5.85)          (2.43)
1995(3)                                   35.38%        25.26%      14.80%         55.93           31.06
1996(3)                  (1.12%)          26.63          23.12       28.73         27.72           11.26
1997                      46.07           33.06          30.48       30.19         30.61           12.84
1998                      60.80           61.79          38.71       8.43          10.86            1.28
Last Year(4)              64.28           69.35          28.12      (13.78)       (11.40)         (11.03)
Last 5 Years(4)            N/A             N/A            N/A         N/A           N/A             N/A
Since Inception(4)        57.55           45.55          31.26       19.14         19.28           11.10





-------------------------------------
(1)The Russell Growth Index contains those companies among the Russell 1000 securities with a higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Russell 1000 Growth is considered generally representative of the U.S. market for large cap stocks. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(2)The Russell 2000 Growth Stock Index contains those securities in the Russell 2000 Index with a greater-than-average growth orientation. Companies on the Growth Stock Index generally have higher price-to-book and price-earnings rations than the average for all companies in the Russell 2000 index. The Russell 2000 Index is a widely regarded small cap index of the 2,000 smallest securities in the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(3)Inception dates are as follows: Large Cap Growth Composite - April 1, 1995; Large Cap Growth Fund - December 26, 1996; Mini Cap Composite - August 1, 1991; Mini Cap Growth Fund - July 12, 1995.

(4)Through March 31, 1999.

                           CLASS I SHARES OF THE FUNDS

              SHORT INTERMEDIATE                                            HIGH QUALITY BOND
              PERFORMANCE                                                      PERFORMANCE
              -----------                                                      -----------

                                                Merrill Lynch                                    LehmanBros
                     Short       Investment        1-3 Yr.       High Quality     Investment     Govt./Corp.
                 Intermediate     Adviser's       Treasury           Bond         Adviser's         Bond
Year                 Fund         Composite       Index(1)           Fund         Composite       Index(2)
----                 ----         ---------       --------           ----         ---------       --------
1984(3)                            13.28%          13.78%                           15.72%        15.00%
1985                                15.66           13.96                           21.98          21.30
1986                                10.71           10.35                           16.13          15.59
1987                                5.09            5.65                             2.60          2.31
1988                                7.93            6.22                             7.87          7.52
1989                                10.16           10.87                           12.53          14.23
1990                                9.43            9.72                             8.37          8.29
1991                                12.56           11.68                           17.38          16.13
1992                                6.20            6.30                             7.38          7.57
1993                                7.19            5.41                            12.32          11.06
1994                                0.39            0.57                            (4.16)        (3.51)
1995(3)              4.95%          10.24           10.99            8.81%          16.69          19.24
1996                 4.85           4.79            4.99             2.29            3.00          2.89
1997                 6.67           6.68            6.65             9.52            9.52          9.75
1998(4)              6.85           6.47            6.99             8.54            7.31          9.47
Last Year(4)         6.02           5.96            6.08             6.14            5.18          6.54
Last 5 years(4)       N/A           6.10            6.22              N/A            7.09          7.73
Since
inception(4)         6.76           8.34            8.12             8.14            9.94          10.00





-------------------------------------
(1)The Merrill Lynch 1-3 Year Treasury Index consists of all public U.S. Treasury obligations having maturities from one to 2.99 years. The Index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

(2)The Lehman Brothers Government/Corporate Bond Index is an index consisting of the Lehman Brothers Government Bond Index and the Lehman Brothers Corporate Bond Index. The Government Bond Index includes all public obligations of the U.S. Treasury (excluding flower bonds and foreign-traded issues), it agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government. The Corporate Bond Index includes all publicly issued, fixed rate, non-convertible investment grade U.S. dollar denominated corporate debt registered with the Securities and Exchange Commission; it also includes debt issued or guaranteed by foreign sovereign governments, municipalities, and governmental or international agencies. The Index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

(3)Inception dates are as follows: Short Intermediate Composite - January 1, 1984; Short Intermediate Fund - August 31, 1995; Discretionary-U.S. Composite - January 1, 1984; High Quality Bond Fund (Formerly Fully Discretionary Fixed Income Fund) - August 31, 1995.

(4)Through March 31, 1999.

                           CLASS I SHARES OF THE FUNDS
                           HIGH YIELD BOND PERFORMANCE


                                                          Investment Adviser's
                                    High Yield                 High Yield                First Boston
                                       Bond                       Bond                    High Yield
Year                                   Fund                     Composite                   Index(1)
----                                   ----                     ---------                   --------
1994(2)                                                           1.45%                      0.09%
1995                                                              19.40                      17.38
1996(2)                               11.33%                      21.87                      12.42
1997                                  21.40                       21.74                      12.63
1998                                   4.52                       2.72                       0.58
Last Year(3)                           1.69                      (0.67)                     (0.75)
Since inception(3)                    15.06                       13.64                      8.75





-------------------------------------
(1)The First Boston High Yield Index includes over 180 U.S. domestic issues with an average maturity range of seven to ten years and with a minimum issue size of $100 million. The Index reflects the reinvestment of income, if any, but does not reflect fees, dealer markups, or other expenses of investing.

(2)Inception dates are as follows: High Yield Bond Composite - April 1, 1994; High Yield Bond Fund - July 31, 1996.

(3)Through March 31, 1999.

                           CLASS R SHARES OF THE FUND
                                VALUE PERFORMANCE

                               INVESTMENT ADVISER'S                                S&P 500
           YEAR                   VALUE COMPOSITE              VALUE FUND          INDEX(1)
           ----                   ---------------              ----------          ------
1994(2)                                3.79%                                       1.32%
1995                                   30.79                                       37.60
1996                                   32.01                      24.11            22.96
1997                                   40.55                      40.13            33.31
1998                                   20.19                      19.85            28.58
Last Year(3)                           4.39                       4.19             18.46
Last 5 Years(3)                         N/A                        N/A              N/A
Since inception(3)                     28.73                      28.41            26.25





----------------------------------
(1)The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarding as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(2)Inception dates are as follows: Value Composite - April 1, 1994; Value Fund - August 1, 1998; Value Fund Class R Shares - May 7, 1999.

(3)Through March 31, 1999.

                           CLASS R SHARES OF THE FUND
                          LARGE CAP GROWTH PERFORMANCE

                               INVESTMENT ADVISER'S
                                 LARGE CAP GROWTH             RUSSELL 1000                 LARGE CAP
YEAR                                 COMPOSITE               GROWTH INDEX(1)                 FUND
----                                 ---------               ---------------                 ----
1995(2)                                35.38%                     25.26%
1996(2)                                26.63                      23.12                     (1.03)%
1997                                   33.06                      30.48                      45.67
1998                                   62.75                      38.71                      60.34
Last Year(3)                           69.35                      28.12                      63.82
Since inception(3)                     45.55                      31.26                      57.19





------------------------------------
(1)The Russell Growth 1000 Index contains those companies among the Russell 1000 securities with a higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Russell 1000 Growth is considered generally representative of the U.S. market for large cap stocks. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(2)Inception dates are as follows: Large Cap Growth Composite - April 1, 1995; Large Cap Growth Fund - December 27, 1996.

(3)Through March 31, 1999.

                                  MISCELLANEOUS

SHARES OF BENEFICIAL INTEREST

         On any matter submitted to a vote of shareholders of the Trust, all shares then entitled to vote will be voted by the affected series unless otherwise required by the Investment Company Act, in which case all shares of the Trust will be voted in the aggregate. For example, a change in a Fund's fundamental investment policies would be voted upon by shareholders of that Fund, as would the approval of any advisory or distribution contract for the Fund. However, all shares of the Trust may vote together in the election or selection of Trustees, principal underwriters and accountants for the Trust.

         Rule 18f-2 under the Investment Company Act provides that any matter required to be submitted to the holders of the outstanding voting securities of any investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the series of the Trust affected by the matter. Under Rule 18f-2, a series is presumed to be affected by a matter, unless the interests of each series in the matter are identical or the matter does not affect any interest of such series. Under Rule 18f-2 the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of its outstanding shares. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by the shareholders of the Trust voting without regard to the Fund.

         As used in the Funds' prospectus and in this Statement of Additional Information, the term "majority," when referring to approvals to be obtained from shareholders of a Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Unless otherwise provided by law (for example, by Rule 18f-2 discussed above) or by the Trust's Declaration of Trust or Bylaws, the Trust may take or authorize any action upon the favorable vote of the holders of more than 50% of the outstanding shares of the Trust.

         The Trust will dispense the annual meetings of shareholders in any year in which it is not required to elect Trustees under the Investment Company Act. However, the Trust undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the Investment Company Act.

         Each share of each Fund represents an equal proportional interest in the Fund and is entitled to such dividends and distributions out of the income earned on the assets allocable to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and nonassessable by the Trust.

DECLARATION OF TRUST

         The Declaration of Trust of the Trust provides that obligations of the Trust are no binding upon its Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the Trust or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the Trust or its investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Declaration of Trust also provides that the debts, liabilities, obligations and expenses incurred, contracted for or existing with respect to a designated Fund shall be enforceable against the assets and property of such Fund only, and not against the assets or property of any other Fund or the investors therein.

FINANCIAL STATEMENTS

         The Trust's 1999 Annual Report to Shareholders of the Nicholas-Applegate Mutual Funds Class I shares (predecessor to the Class I shares of the Funds) and the Trust's 1998 Semi Annual Report accompanies this Statement of Additional Information. The financial statements in such Reports are incorporated in this Statement of Additional Information by reference. Such financial statements for the fiscal years ended March 31, 1997, 1998 and 1999 have been audited by the Funds' independent auditors, Ernst & Young L.L.P., whose report thereon appears in such Annual Report. The Trust's Semi Annual Reports are unaudited. Such financial statements have been incorporated herein in reliance upon such report given upon their authority as experts in accounting and auditing. Additional copies of the Trust's Annual and Semi Annual Reports to Shareholders may be obtained at no charge by writing or telephoning the Trust at the address or number on the front page of this Statement of Additional Information.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS


The following paragraphs summarize the descriptions for the rating symbols of securities.

COMMERCIAL PAPER

         The following paragraphs summarize the description for the rating symbols of commercial paper:

         MOODY'S INVESTORS SERVICE, INC.

         Moody's short-term debt ratings, which are also applicable to commercial paper investments permitted to be made by the Trust, are opinions of the ability to issuers to repay punctually their senior debt obligations which have an original maturity not exceeding one year. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         PRIME 1: Issuers (or related supporting institutions) rated PRIME-1 have a superior ability for repayment of short-term promissory obligations. PRIME-1 repayment ability will often be evidenced by the following characteristics: (a) leading market positions in well-established industries;
(b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

         PRIME 2: Issuers rated PRIME-2 (or related supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above in the PRIME-1 category, but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         PRIME 3: Issuers rated PRIME-3 (or related supporting institutions) have an acceptable ability for repayment of short-term debt obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR'S CORPORATION

         Standard & Poor's ratings are a current assessment of likelihood of timely payment of debt having an original maturity of no more than 365 days. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety, as follows:

         A-1: This designation indicates the degree of safety regarding timely payment is overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics are denoted with a "PLUS" (+) designation.

         A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

         A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B: Issues rated "B" are regarded as only having an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

         C: Issues rated "C" are regarded as having a doubtful capacity for payment.

FITCH INVESTORS SERVICES, INC.

         F-1+: Exceptionally strong credit quality. Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

         F-1: Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2: Good credit rating. Commercial paper assigned this rating has a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issuers assigned F-1+ and F-1 RATINGS.

         F-3: Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near term adverse changes could cause these securities to be rated below investment grade.

DUFF & PHELPS

         The three rating categories for Duff & Phelps for investment grade commercial paper are "Duff 1," "Duff 2" and "Duff 3." Duff & Phelps employs three designations, "Duff 1+," "Duff 1" and "Duff 1-" within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

         DUFF 1+: Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         DUFF 1: Debt possesses very highly certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         DUFF 1-: Debt possesses high certainty of timely payment. Liability factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         DUFF 2: Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         DUFF 3: Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         DUFF 4:  Debt possesses speculative investment characteristics.

         DUFF 5: Issuer has failed to meet scheduled principal and/or interest payments.

THOMSON BANKWATCH

         Thomson BankWatch commercial paper ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

         TBW-1: This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2: This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

         TBW-3: This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

IBCA

         IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings.

         A1+: Obligations are supported by the highest capacity for timely repayment.

         A1: Obligations are supported by a strong capacity for timely repayment.

         A2: Obligations are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

         A3: Obligations are supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

CORPORATE BONDS

         DUFF & PHELPS

         The following summarizes the ratings used by Duff & Phelps for corporate and municipal long-term debt:

         AAA: Debt is considered to be of the highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

         AA: Debt is considered of high credit quality. Protections factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         A: Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         BBB: Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

         BB, B, CCC, DD AND DP: Debt that possesses one of these rating is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal interest or preferred dividends. Debt rated "DD" is defaulted debt obligations, and the rating "DP" represents preferred stock with dividend arrearages.

         To provide more detailed indications of credit quality, the "AA", "A", "BBB", "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

FITCH INVESTORS SERVICE, INC.

         The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

         AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

         A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB: Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligation in higher categories.

         BB, B, CCC, CC, C, DDD, DD, AND D: Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

         To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standing within these major rating categories.

IBCA

         IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

         AAA: Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA: Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

         A: Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

         BBB: Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligation in higher categories.

         BB, B, CCC, CC AND C: Obligations that are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

         IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

THOMSON BANKWATCH

         Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long-term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

         AAA: This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high.

         AA: This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

         A: This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         BBB: This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         BB, B, CCC, AND CC: These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely repayment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree.

         D:  This designation indicates that the long-term debt is in default.

         PLUS(+) OR MINUS(-): The ratings from "AAA" though "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

                                     PART C

ITEM 23.  EXHIBITS.

                  (a)(1)   Certificate of Trust of Registrant--filed as Exhibit
                           1.1 to Amendment No. 1 to the Registrant's Form N-1A Registration Statement ("Amendment No. 1") on March 17, 1993 and incorporated herein by reference.

                  (a)(2) Certificate of Amendment of Certificate of Trust of Registrant--filed as Exhibit 1.2 to Amendment No. 1 to the Registrant's Form N-1A Registration Statement on March 17, 1993 and incorporated herein by reference.

                  (a)(3) Declaration of Trust of Registrant--filed as Exhibit 1 to Registrant's Form N1-A Registration Statement on December 31, 1992 and incorporated herein by reference.

                  (a)(4) Amended and Restated Declaration of Trust of Registrant--filed as Exhibit 1.4 to Amendment No. 1 to the Registrant's Form N-1A Registration Statement on March 17, 1993 and incorporated herein by reference.

                  (a)(5) Amended and Restated Declaration of Trust dated February 19, 1999--filed as Exhibit 5(a) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (a)(6) Amendment No. 1 to the Amended and Restated Declaration of Trust dated February 19,1999-- filed as Exhibit (a)(6) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

                  (b)(1) Amended Bylaws of Registrant--filed as Exhibit 2 to Amendment No. 2 to the Registrant's Form N-1A Registration Statement on April 6, 1993 and incorporated herein by reference.

                  (2)(b) Amended Bylaws of Registrant dated February 19, 1999--filed as Exhibit 2(b) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (c)      Not applicable.

                  (d)(1) Investment Advisory Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (d) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (d)(2) Form of letter agreement dated August 31, 1999 between Registrant and Nicholas-Applegate Capital Management adding the Global Health Care Fund to the Investment Advisory Agreement--filed as Exhibit
                           (d)(2) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

                  (d)(3) Distribution Agreement between Registrant and Nicholas-Applegate Securities dated May 10, 1999--filed as Exhibit (e) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (f)      None.

                  (g)(1) Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit 1(g) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (g)(2) Foreign Custody Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit
                           (2)(g) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (g)(3) Amendment to Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (3)(g) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (g)(4) Cash Management Authorization Services Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (4)(g) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (g)(5) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding the Global Health Care Fund to the Foreign Custody Agreement dated May 1, 1999--to be filed by amendment.

                  (g)(6) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding the Global Health Care Fund to Custodian Services Agreement dated May 1, 1999--to be filed by amendment

                  (g)(7) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding the Global Health Care fund to the Cash Management Authorization Services Agreement dated May 1, 1999--to be filed by amendment.

                  (h)(1) Administration and Fund Accounting Agency Agreement between Registrant and Brown Brothers Harriman & Co. --filed as Exhibit (1)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (h)(2) Administration Services Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (2)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (h)(3) License Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (3)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (h)(4) Expense Reimbursement agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit No. (4)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (h)(5) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company--filed as Exhibit No. (5)(h) to the Registrant's Form N-1A Registration Statement on May 27, 1999 and incorporated herein by reference.

                  (h)(6) Shareholder Service Plan between Registrant and Nicholas-Applegate Securities for Class Q Shares--filed as Exhibit No. (6)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (h)(7) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding Global Health Care Fund to the Administration and Fund Accounting Agency Agreement dated May 1, 1999--to be filed by amendment.

                  (h)(8) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management adding Global Health Care Fund to the Expense Reimbursement Agreement--filed as Exhibit (h)(8) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

                  (h)(9) Form of letter agreement between Registrant and State Street Bank and Trust Company adding Global Health Care Fund to the Transfer Agency and Service Agreement--filed as Exhibit (h)(9) to the Registrant's Form N-1A Registration Statement on
                           June 18, 1999 and incorporated herein by reference.

                  (i)      Opinion of Counsel.

                  (j)      Consent of independent auditors.

                  (k)      Not Applicable

                  (l) Investment Letter of initial investor in Registrant--filed as Exhibit (l) to the Registrant's Form N-1A Registration Statement on May 27, 1999 and incorporated herein by reference.

                  (m) Form of Rule 12b-1 Plan for Class Q Shares--filed as Exhibit (m) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (n)      Not Applicable

                  (o)      Rule 18f-3 Plan between Registrant and
                           Nicholas-Applegate Capital Management--filed as Exhibit (o) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (p) Limited Powers of Attorney of Trustees--Filed as an Exhibit to Amendment No. 12 to Registrant's Form N-1A Registration Statement on August 1, 1994 and incorporated herein by reference.

                  (p)(1) Limited Power of Attorney of Walter E. Auch--Filed as an Exhibit to Amendment No. 14 to Registrant's Form N-1A Registration Statement on September 26, 1994 and incorporated herein by reference.

                  (p)(2) Limited Power of Attorney of John J.P. McDonnell-- filed as Exhibit (p)(2) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

                  (p)(3) Certified Resolution of Board of Trustees of Registrant regarding Limited Power of Attorney of John J.P. McDonnell--filed as Exhibit (p)(3) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

        Arthur E. Nicholas is a member of the Board of Trustees of Registrant, and also one of the seven members of the Board of Directors of Nicholas-Applegate Fund, Inc., a registered investment company organized under the laws of Maryland. Accordingly, Registrant and Nicholas-Applegate Fund, Inc. may be deemed to be under common control.

ITEM 25. INDEMNIFICATION

        Article V of Registrant's Declaration of Trust, included as Exhibit
(a)(5) hereto and incorporated herein by reference, provides for the indemnification of Registrant's trustees, officers, employees and agents.

        Indemnification of the Registrant's Investment Adviser and Placement Agent is provided for, respectively, in Section 8 of the Investment Advisory Agreement.

        Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with

Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act in connection with any indemnification.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

        Nicholas-Applegate Capital Management, the Investment Adviser to the Trust, is a California limited partnership, the general partner of which is Nicholas-Applegate Capital Management Holdings, L.P. During the three fiscal years ended December 31, 1997, the Investment Adviser has engaged principally in the business of providing investment services to institutional and other clients. All of the additional information required by this Item 26 with respect to the Investment Adviser is set forth in the Form ADV, as amended, of Nicholas-Applegate Capital Management (File No. 801-21442), which is incorporated herein by reference.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Nicholas-Applegate Securities does not act as a principal underwriter, depositor or investment adviser to any investment company other than Registrant.

(b) Nicholas-Applegate Securities, the Distributor of the shares of Registrant's Funds, is a California limited partnership and its general partner is Nicholas-Applegate Capital Management Holdings, L.P. (the "General Partner"). Information is furnished below with respect to the officers, partners and directors of the General Partner and Nicholas-Applegate Securities.

The principal business address of such persons is 600 West Broadway, 30th Floor, San Diego, California 92101, except as otherwise indicated below.

Name and Principal       Positions and Offices with    Positions in Offices
Business Address         Principal Underwriter         with Registrant
----------------         ---------------------         ---------------

John J.P. McDonnell      None                          President & Trustee

E. Blake Moore, Jr.      General Counsel               Secretary

C. William Maher         Chief Financial Officer       Treasurer


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

        All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act and the rules promulgated thereunder will be maintained either at the offices of the Registrant (600 West Broadway, 30th Floor, San Diego, California 92101); the Investment Adviser, Nicholas-Applegate Capital Management (600 West Broadway, 30th Floor, San Diego, California 92101); the Administrator and Custodian, Brown Brothers Harriman & Co. (40 Water Street, Boston, MA 02109.

ITEM 29.  MANAGEMENT SERVICES.

        None.

ITEM 30.  UNDERTAKINGS.

        None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has dully caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Diego, and the state of California on this 9th day of July, 1999.


                                   Nicholas-Applegate Institutional Funds




                                   By:      John J.P. McDonnell*
                                      -----------------------------------
                                            John J.P. McDonnell
                                            President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on July 9, 1999.


John J.P. McDonnell*                     President
--------------------------------
John J.P. McDonnell

/s/ C. William Maher                     Principal Financial and Accounting
--------------------------------         Officer
    C. William Maher

/s/ E. Blake Moore, Jr.
--------------------------------         Secretary
    E. Blake Moore, Jr.

Arthur E. Nicholas*                      Chairman of the Board & Trustee
--------------------------------
Arthur E. Nicholas

Walter E. Auch*                          Trustee
--------------------------------
Walter E. Auch

Darlene Deremer*                         Trustee
--------------------------------
Darlene Deremer

George F. Keane*                         Trustee
--------------------------------
George F. Keane


*  /s/ E. Blake Moore, Jr.
  ------------------------------
By:    E. Blake Moore, Jr.
       Attorney In Fact